2018 Annual Report

RiverSource® Retirement Advisor Advantage Variable Annuity RiverSource® Retirement Advisor Select Variable Annuity

S-6410 CF (4/19)	Issued by: RiverSource Life Insurance Co. of New York

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your underlying funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from RiverSource Life Insurance Co. of New York (RiverSource Life of NY). Instead, the reports will be made available on a website, and you will be notified each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive fund shareholder reports and other communications from RiverSource Life of NY electronically by visiting ameriprise.com/e-delivery.

You may elect to receive all future reports in paper free of charge. You can inform RiverSource Life of NY that you wish to continue receiving paper copies of your shareholder reports by calling our Service Center at 1-800-541-2251. Your election to receive reports in paper will apply to all funds available under your variable annuity contract.

Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND

CONTRACT OWNERS OF RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource of New York Variable Annuity Account, as indicated in Note 1, offered through RiverSource® Retirement Advisor Advantage Variable Annuity and RiverSource® Retirement Advisor Select Variable Annuity sponsored by RiverSource Life Insurance Co. of New York, as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Co. of New York management. Our responsibility is to express an opinion on the financial statements of each of the divisions in the RiverSource of New York Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions in the RiverSource of New York Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agent and investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 19, 2019

We have served as the auditor of one or more of the divisions in RiverSource of New York Variable Annuity Account since 2010.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	1

Statements of Assets and Liabilities

December 31, 2018	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$723,537	$522,011	$4,450,294	$4,474,765	$1,618,432
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	119	80	99	4,116	103
Receivable for share redemptions	691	400	4,309	3,688	1,394
Total assets	724,347	522,491	4,454,702	4,482,569	1,619,929

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	691	400	3,321	3,359	1,394
Contract terminations	—	—	988	329	—
Payable for investments purchased	119	80	99	4,116	103
Total liabilities	810	480	4,408	7,804	1,497
Net assets applicable to contracts in accumulation period	722,303	521,678	4,449,902	4,463,478	1,617,485
Net assets applicable to contracts in payment period	—	—	—	11,287	—
Net assets applicable to seed money	1,234	333	392	—	947
Total net assets	$723,537	$522,011	$4,450,294	$4,474,765	$1,618,432
(1) Investment shares	61,213	19,826	162,776	364,098	213,796
(2) Investments, at cost	$751,622	$360,734	$4,044,479	$5,557,489	$1,945,579

December 31, 2018 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Assets
Investments, at fair value(1),(2)	$839,612	$2,381,782	$1,752,457	$10,346,068	$3,465,682
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	193	1,426	181	1,237	896
Receivable for share redemptions	607	2,734	1,414	33,844	13,262
Total assets	840,412	2,385,942	1,754,052	10,381,149	3,479,840

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	607	1,926	1,396	8,430	3,065
Contract terminations	—	808	18	25,414	10,197
Payable for investments purchased	193	1,426	181	1,237	896
Total liabilities	800	4,160	1,595	35,081	14,158
Net assets applicable to contracts in accumulation period	836,527	2,381,642	1,752,165	10,316,812	3,465,185
Net assets applicable to contracts in payment period	2,976	—	—	28,336	—
Net assets applicable to seed money	109	140	292	920	497
Total net assets	$839,612	$2,381,782	$1,752,457	$10,346,068	$3,465,682
(1) Investment shares	88,102	130,010	102,603	1,032,542	267,620
(2) Investments, at cost	$771,923	$2,176,824	$1,461,213	$8,155,041	$3,877,182

See accompanying notes to financial statements.

2	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2018 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Assets
Investments, at fair value(1),(2)	$647,307	$29,852,755	$394,464	$2,986,739	$17,146,583
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	51	25,713	132	1,295	323
Receivable for share redemptions	456	27,602	352	3,375	16,226
Total assets	647,814	29,906,070	394,948	2,991,409	17,163,132

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	456	27,195	352	2,813	15,959
Contract terminations	—	407	—	562	267
Payable for investments purchased	51	25,713	132	1,295	323
Total liabilities	507	53,315	484	4,670	16,549
Net assets applicable to contracts in accumulation period	647,222	29,677,163	392,856	2,986,505	17,024,026
Net assets applicable to contracts in payment period	—	175,392	—	—	122,157
Net assets applicable to seed money	85	200	1,608	234	400
Total net assets	$647,307	$29,852,755	$394,464	$2,986,739	$17,146,583
(1) Investment shares	333,663	1,182,756	76,595	150,998	369,857
(2) Investments, at cost	$642,355	$26,331,593	$471,354	$2,815,428	$9,011,048

December 31, 2018 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3
Assets
Investments, at fair value(1),(2)	$164,126	$21,438,031	$764,159	$7,015,733	$4,203,806
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	1,370	202	880	—
Receivable for share redemptions	260	18,544	703	6,229	6,266
Total assets	164,386	21,457,945	765,064	7,022,842	4,210,072

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	174	17,838	635	5,968	3,407
Contract terminations	86	706	68	261	2,859
Payable for investments purchased	—	1,370	202	880	—
Total liabilities	260	19,914	905	7,109	6,266
Net assets applicable to contracts in accumulation period	163,858	21,257,936	763,194	6,970,589	4,195,925
Net assets applicable to contracts in payment period	—	180,095	—	45,144	7,880
Net assets applicable to seed money	268	—	965	—	1
Total net assets	$164,126	$21,438,031	$764,159	$7,015,733	$4,203,806
(1) Investment shares	18,930	909,162	84,907	429,622	515,172
(2) Investments, at cost	$178,434	$11,642,790	$823,041	$6,110,652	$5,443,595

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	3

Statements of Assets and Liabilities

December 31, 2018 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Assets
Investments, at fair value(1),(2)	$10,664,758	$7,840,784	$6,178,382	$17,104,457	$3,507,320
Dividends receivable	1,721	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	571	244	24	143	77
Receivable for share redemptions	8,666	8,240	8,041	53,255	2,795
Total assets	10,675,716	7,849,268	6,186,447	17,157,855	3,510,192

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	8,662	6,710	4,953	14,071	2,647
Contract terminations	4	1,530	3,088	39,184	148
Payable for investments purchased	571	244	24	143	77
Total liabilities	9,237	8,484	8,065	53,398	2,872
Net assets applicable to contracts in accumulation period	10,646,429	7,796,677	6,158,836	17,020,487	3,507,163
Net assets applicable to contracts in payment period	18,029	44,105	19,546	83,969	—
Net assets applicable to seed money	2,021	2	—	1	157
Total net assets	$10,666,479	$7,840,784	$6,178,382	$17,104,457	$3,507,320
(1) Investment shares	10,664,758	1,266,686	888,976	1,695,189	220,033
(2) Investments, at cost	$10,664,553	$8,504,433	$7,588,842	$17,760,040	$2,000,423

December 31, 2018 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$23,996,757	$2,989,967	$534,803	$3,050,084	$1,725,140
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	7,688	5	—	660	498
Receivable for share redemptions	75,316	2,494	453	2,923	1,368
Total assets	24,079,761	2,992,466	535,256	3,053,667	1,727,006

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	20,294	2,490	453	2,923	1,368
Contract terminations	55,022	4	—	—	—
Payable for investments purchased	7,688	5	—	660	498
Total liabilities	83,004	2,499	453	3,583	1,866
Net assets applicable to contracts in accumulation period	23,996,554	2,989,095	533,726	3,025,680	1,725,119
Net assets applicable to contracts in payment period	—	—	—	24,028	—
Net assets applicable to seed money	203	872	1,077	376	21
Total net assets	$23,996,757	$2,989,967	$534,803	$3,050,084	$1,725,140
(1) Investment shares	1,225,575	323,589	56,834	125,518	88,423
(2) Investments, at cost	$19,854,415	$3,093,073	$569,445	$1,709,434	$1,126,627

See accompanying notes to financial statements.

4	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2018 (continued)	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Assets
Investments, at fair value(1),(2)	$3,722,278	$782,179	$1,455,367	$3,341,739	$642,320
Dividends receivable	—	—	—	—	1,637
Accounts receivable from RiverSource Life of NY for contract purchase payments	965	12	335	59	931
Receivable for share redemptions	3,433	650	1,094	7,370	488
Total assets	3,726,676	782,841	1,456,796	3,349,168	645,376

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,430	646	1,094	2,510	489
Contract terminations	3	4	—	4,860	—
Payable for investments purchased	965	12	335	59	2,567
Total liabilities	4,398	662	1,429	7,429	3,056
Net assets applicable to contracts in accumulation period	3,692,387	781,907	1,454,090	3,331,195	642,320
Net assets applicable to contracts in payment period	29,891	—	973	10,543	—
Net assets applicable to seed money	—	272	304	1	—
Total net assets	$3,722,278	$782,179	$1,455,367	$3,341,739	$642,320
(1) Investment shares	292,632	36,229	69,171	326,661	185,107
(2) Investments, at cost	$3,627,795	$601,308	$923,323	$3,370,388	$1,217,664

December 31, 2018 (continued)	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
Assets
Investments, at fair value(1),(2)	$508,995	$4,817,019	$1,007,434	$5,808,133	$1,479,117
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	12	2	68	1,206	858
Receivable for share redemptions	428	6,262	897	5,766	1,178
Total assets	509,435	4,823,283	1,008,399	5,815,105	1,481,153

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	428	3,765	897	4,483	1,157
Contract terminations	—	2,497	—	1,283	21
Payable for investments purchased	12	2	68	1,206	858
Total liabilities	440	6,264	965	6,972	2,036
Net assets applicable to contracts in accumulation period	508,061	4,816,934	1,006,366	5,808,133	1,479,071
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	934	85	1,068	—	46
Total net assets	$508,995	$4,817,019	$1,007,434	$5,808,133	$1,479,117
(1) Investment shares	71,288	893,696	102,904	203,794	79,309
(2) Investments, at cost	$602,881	$6,232,497	$1,112,483	$4,310,671	$782,365

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	5

Statements of Assets and Liabilities

December 31, 2018 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$843,214	$2,370,327	$621,366	$6,701,065	$25,491,607
Dividends receivable	—	—	—	25,295	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	639	18	54	613	12,244
Receivable for share redemptions	677	2,036	584	6,296	22,383
Total assets	844,530	2,372,381	622,004	6,733,269	25,526,234

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	673	2,018	584	5,478	21,467
Contract terminations	4	18	—	818	916
Payable for investments purchased	639	18	54	25,908	12,244
Total liabilities	1,316	2,054	638	32,204	34,627
Net assets applicable to contracts in accumulation period	837,461	2,369,439	620,532	6,694,587	25,464,389
Net assets applicable to contracts in payment period	5,452	—	—	6,478	25,969
Net assets applicable to seed money	301	888	834	—	1,249
Total net assets	$843,214	$2,370,327	$621,366	$6,701,065	$25,491,607
(1) Investment shares	36,004	237,270	51,395	751,240	814,168
(2) Investments, at cost	$666,838	$2,389,424	$687,551	$6,969,501	$24,915,449

December 31, 2018 (continued)	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Assets
Investments, at fair value(1),(2)	$6,615,367	$20,328,422	$2,354,107	$4,187,199	$3,502,419
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,147	12,936	281	578	110
Receivable for share redemptions	5,011	16,261	1,832	4,264	4,027
Total assets	6,621,525	20,357,619	2,356,220	4,192,041	3,506,556

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,011	16,250	1,813	3,679	2,637
Contract terminations	—	11	19	585	1,390
Payable for investments purchased	1,147	12,936	281	578	110
Total liabilities	6,158	29,197	2,113	4,842	4,137
Net assets applicable to contracts in accumulation period	6,576,327	20,307,738	2,353,033	4,186,575	3,450,103
Net assets applicable to contracts in payment period	38,740	19,691	994	—	52,316
Net assets applicable to seed money	300	993	80	624	—
Total net assets	$6,615,367	$20,328,422	$2,354,107	$4,187,199	$3,502,419
(1) Investment shares	349,280	695,702	124,227	393,164	233,495
(2) Investments, at cost	$5,256,862	$21,559,942	$2,274,207	$4,448,039	$3,920,444

See accompanying notes to financial statements.

6	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2018 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Assets
Investments, at fair value(1),(2)	$2,239,287	$8,470,223	$7,234,598	$5,944,090	$200,025
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	465	3,762	1,828	369	—
Receivable for share redemptions	2,061	7,965	5,973	4,544	180
Total assets	2,241,813	8,481,950	7,242,399	5,949,003	200,205

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,061	7,087	5,970	4,492	180
Contract terminations	—	878	3	52	—
Payable for investments purchased	465	3,762	1,828	369	—
Total liabilities	2,526	11,727	7,801	4,913	180
Net assets applicable to contracts in accumulation period	2,238,447	8,469,295	7,233,548	5,907,736	199,001
Net assets applicable to contracts in payment period	—	—	—	36,354	—
Net assets applicable to seed money	840	928	1,050	—	1,024
Total net assets	$2,239,287	$8,470,223	$7,234,598	$5,944,090	$200,025
(1) Investment shares	151,919	486,794	495,520	461,140	23,560
(2) Investments, at cost	$2,384,541	$9,125,219	$8,666,221	$6,899,087	$220,285

December 31, 2018 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I
Assets
Investments, at fair value(1),(2)	$3,841,115	$1,828,559	$648,376	$4,539,620	$839,935
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,952	3,429	—	2,378	—
Receivable for share redemptions	2,995	1,501	800	4,469	2,171
Total assets	3,846,062	1,833,489	649,176	4,546,467	842,106

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,943	1,442	581	3,522	659
Contract terminations	52	59	219	947	1,512
Payable for investments purchased	1,952	3,429	—	2,378	—
Total liabilities	4,947	4,930	800	6,847	2,171
Net assets applicable to contracts in accumulation period	3,841,115	1,827,263	647,503	4,539,437	839,935
Net assets applicable to contracts in payment period	—	473	—	—	—
Net assets applicable to seed money	—	823	873	183	—
Total net assets	$3,841,115	$1,828,559	$648,376	$4,539,620	$839,935
(1) Investment shares	255,563	33,307	69,419	282,666	35,440
(2) Investments, at cost	$3,837,114	$1,475,896	$764,652	$4,187,902	$748,350

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	7

Statements of Assets and Liabilities

December 31, 2018 (continued)	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy
Assets
Investments, at fair value(1),(2)	$1,401,525	$2,908,906	$587,821	$995,365	$419,752
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	294	484	187	526	8
Receivable for share redemptions	1,255	2,325	420	726	403
Total assets	1,403,074	2,911,715	588,428	996,617	420,163

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,107	2,272	420	708	374
Contract terminations	148	53	—	18	29
Payable for investments purchased	294	484	187	526	8
Total liabilities	1,549	2,809	607	1,252	411
Net assets applicable to contracts in accumulation period	1,381,215	2,880,349	587,821	995,365	418,973
Net assets applicable to contracts in payment period	20,310	28,408	—	—	—
Net assets applicable to seed money	—	149	—	—	779
Total net assets	$1,401,525	$2,908,906	$587,821	$995,365	$419,752
(1) Investment shares	63,303	89,477	123,233	45,409	50,623
(2) Investments, at cost	$1,546,606	$2,823,038	$599,153	$816,264	$519,166

December 31, 2018 (continued)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv
Assets
Investments, at fair value(1),(2)	$3,078,762	$744,917	$794,042	$957,733	$2,749,146
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	145	21	1	133	734
Receivable for share redemptions	2,954	1,365	537	695	2,258
Total assets	3,081,861	746,303	794,580	958,561	2,752,138

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,952	665	537	694	2,230
Contract terminations	2	700	—	1	28
Payable for investments purchased	145	21	1	133	734
Total liabilities	3,099	1,386	538	828	2,992
Net assets applicable to contracts in accumulation period	3,076,673	744,023	794,042	957,733	2,747,238
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	2,089	894	—	—	1,908
Total net assets	$3,078,762	$744,917	$794,042	$957,733	$2,749,146
(1) Investment shares	86,506	60,909	70,960	37,353	83,637
(2) Investments, at cost	$3,235,132	$783,722	$465,845	$1,292,483	$2,317,672

See accompanying notes to financial statements.

8	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2018 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II
Assets
Investments, at fair value(1),(2)	$288,541	$2,996,597	$1,519,153	$4,919,892	$1,157,510
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	5	472	273	121	121
Receivable for share redemptions	259	2,428	1,057	5,414	938
Total assets	288,805	2,999,497	1,520,483	4,925,427	1,158,569

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	259	2,297	1,057	3,963	898
Contract terminations	—	131	—	1,451	40
Payable for investments purchased	5	472	273	121	121
Total liabilities	264	2,900	1,330	5,535	1,059
Net assets applicable to contracts in accumulation period	287,258	2,996,597	1,519,153	4,910,577	1,157,510
Net assets applicable to contracts in payment period	—	—	—	8,059	—
Net assets applicable to seed money	1,283	—	—	1,256	—
Total net assets	$288,541	$2,996,597	$1,519,153	$4,919,892	$1,157,510
(1) Investment shares	24,853	172,416	95,484	170,474	117,276
(2) Investments, at cost	$303,951	$3,002,111	$1,506,247	$4,659,355	$1,097,480

December 31, 2018 (continued)	MS VIF Mid Cap Gro, Cl II	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
Assets
Investments, at fair value(1),(2)	$1,583,792	$661,436	$144,489	$5,852,906	$11,113,552
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	83	579	—	3,394	56
Receivable for share redemptions	2,004	519	128	5,054	13,988
Total assets	1,585,879	662,534	144,617	5,861,354	11,127,596

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,329	519	128	5,051	8,955
Contract terminations	675	—	—	3	5,033
Payable for investments purchased	83	579	—	3,394	56
Total liabilities	2,087	1,098	128	8,448	14,044
Net assets applicable to contracts in accumulation period	1,582,559	661,324	143,304	5,851,436	11,096,048
Net assets applicable to contracts in payment period	—	—	—	—	16,844
Net assets applicable to seed money	1,233	112	1,185	1,470	660
Total net assets	$1,583,792	$661,436	$144,489	$5,852,906	$11,113,552
(1) Investment shares	151,995	58,534	16,144	155,953	2,315,323
(2) Investments, at cost	$1,739,404	$633,807	$153,856	$5,786,903	$12,223,125

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	9

Statements of Assets and Liabilities

December 31, 2018 (continued)	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
Assets
Investments, at fair value(1),(2)	$3,256,903	$4,512,671	$160,572	$1,857,952	$1,051,568
Dividends receivable	—	—	—	4,763	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	3,732	29	152	7	106
Receivable for share redemptions	2,770	6,429	137	7,797	892
Total assets	3,263,405	4,519,129	160,861	1,870,519	1,052,566

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,770	3,684	137	1,675	791
Contract terminations	—	2,745	—	6,122	101
Payable for investments purchased	3,732	29	152	4,770	106
Total liabilities	6,502	6,458	289	12,567	998
Net assets applicable to contracts in accumulation period	3,255,436	4,511,942	159,264	1,834,792	1,051,568
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,467	729	1,308	23,160	—
Total net assets	$3,256,903	$4,512,671	$160,572	$1,857,952	$1,051,568
(1) Investment shares	162,601	449,022	14,611	177,285	78,242
(2) Investments, at cost	$3,668,381	$4,875,701	$181,406	$1,919,526	$1,149,067

December 31, 2018 (continued)	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IB	Temp Global Bond, Cl 2	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Assets
Investments, at fair value(1),(2)	$496,403	$750,249	$1,550,120	$562,366	$43,028,105
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	53	159	322	215	9,191
Receivable for share redemptions	347	536	3,235	504	35,913
Total assets	496,803	750,944	1,553,677	563,085	43,073,209

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	344	536	1,357	504	35,913
Contract terminations	3	—	1,878	—	—
Payable for investments purchased	53	159	322	215	9,191
Total liabilities	400	695	3,557	719	45,104
Net assets applicable to contracts in accumulation period	492,839	750,064	1,549,125	561,097	43,027,933
Net assets applicable to contracts in payment period	3,450	—	—	—	—
Net assets applicable to seed money	114	185	995	1,269	172
Total net assets	$496,403	$750,249	$1,550,120	$562,366	$43,028,105
(1) Investment shares	40,789	22,449	92,105	90,413	2,375,931
(2) Investments, at cost	$525,419	$630,868	$1,578,483	$645,270	$32,502,496

See accompanying notes to financial statements.

10	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2018 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Assets
Investments, at fair value(1),(2)	$42,066,559	$30,493,694	$30,595,283	$4,290,574	$7,917,723
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	28,126	20,980	—	—	28
Receivable for share redemptions	40,905	27,623	36,747	3,519	6,771
Total assets	42,135,590	30,542,297	30,632,030	4,294,093	7,924,522

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	33,387	27,623	25,944	3,511	6,771
Contract terminations	7,518	—	10,803	8	—
Payable for investments purchased	28,126	20,980	—	—	28
Total liabilities	69,031	48,603	36,747	3,519	6,799
Net assets applicable to contracts in accumulation period	42,066,559	30,493,175	30,595,208	4,290,254	7,917,364
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	519	75	320	359
Total net assets	$42,066,559	$30,493,694	$30,595,283	$4,290,574	$7,917,723
(1) Investment shares	2,320,274	2,260,467	2,267,997	436,034	783,933
(2) Investments, at cost	$28,109,114	$27,173,047	$25,968,276	$4,504,281	$8,223,949

December 31, 2018 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Assets
Investments, at fair value(1),(2)	$32,610,331	$81,398,300	$494,859,366	$907,187,494	$408,203,747
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	1,600	153,798	4,722
Receivable for share redemptions	39,800	77,191	652,374	826,401	389,219
Total assets	32,650,131	81,475,491	495,513,340	908,167,693	408,597,688

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	29,437	73,078	422,840	798,511	356,914
Contract terminations	10,363	4,113	229,534	27,890	32,305
Payable for investments purchased	—	—	1,600	153,798	4,722
Total liabilities	39,800	77,191	653,974	980,199	393,941
Net assets applicable to contracts in accumulation period	32,610,113	81,398,106	494,859,219	907,187,431	407,987,719
Net assets applicable to contracts in payment period	—	—	—	—	215,911
Net assets applicable to seed money	218	194	147	63	117
Total net assets	$32,610,331	$81,398,300	$494,859,366	$907,187,494	$408,203,747
(1) Investment shares	2,878,229	6,904,012	39,119,317	67,903,256	25,624,843
(2) Investments, at cost	$31,477,980	$77,283,364	$455,802,733	$801,616,805	$321,598,673

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	11

Statements of Assets and Liabilities

December 31, 2018 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Assets
Investments, at fair value(1),(2)	$487,285,631	$183,224,240	$153,087,004	$78,451,396	$89,481,187
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	962	14,408	9,030	1,300	—
Receivable for share redemptions	685,139	159,307	122,373	86,927	85,811
Total assets	487,971,732	183,397,955	153,218,407	78,539,623	89,566,998

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	396,356	155,570	122,125	69,009	74,124
Contract terminations	288,783	3,737	248	17,918	11,687
Payable for investments purchased	962	14,408	9,030	1,300	—
Total liabilities	686,101	173,715	131,403	88,227	85,811
Net assets applicable to contracts in accumulation period	487,285,631	183,046,086	153,087,004	78,303,130	89,481,166
Net assets applicable to contracts in payment period	—	177,964	—	148,076	—
Net assets applicable to seed money	—	190	—	190	21
Total net assets	$487,285,631	$183,224,240	$153,087,004	$78,451,396	$89,481,187
(1) Investment shares	30,550,823	10,746,290	8,968,190	5,355,044	6,095,449
(2) Investments, at cost	$333,478,731	$141,309,088	$101,327,489	$65,053,015	$67,273,268

December 31, 2018 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl
Assets
Investments, at fair value(1),(2)	$3,528,926	$10,259,345	$85,131,640	$65,581,997	$7,597,166
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,288	93	9,659	2,201	3,129
Receivable for share redemptions	2,690	8,861	71,923	56,841	6,294
Total assets	3,532,904	10,268,299	85,213,222	65,641,039	7,606,589

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,663	8,861	71,923	56,721	5,803
Contract terminations	27	—	—	120	491
Payable for investments purchased	1,288	93	9,659	2,201	3,129
Total liabilities	3,978	8,954	81,582	59,042	9,423
Net assets applicable to contracts in accumulation period	3,528,898	10,259,045	85,131,343	65,581,741	7,587,721
Net assets applicable to contracts in payment period	—	—	—	—	9,445
Net assets applicable to seed money	28	300	297	256	—
Total net assets	$3,528,926	$10,259,345	$85,131,640	$65,581,997	$7,597,166
(1) Investment shares	147,284	935,218	7,226,795	5,762,917	342,215
(2) Investments, at cost	$2,184,202	$10,282,010	$85,169,332	$65,285,273	$9,452,765

See accompanying notes to financial statements.

12	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2018 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$12,028,234	$1,939,482	$1,624,665	$2,308,254	$3,464,291
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	2,727	—	728	745	1,562
Receivable for share redemptions	9,800	1,490	1,244	1,842	2,899
Total assets	12,040,761	1,940,972	1,626,637	2,310,841	3,468,752

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	9,082	1,387	1,243	1,746	2,899
Contract terminations	718	103	1	96	—
Payable for investments purchased	2,727	—	728	745	1,562
Total liabilities	12,527	1,490	1,972	2,587	4,461
Net assets applicable to contracts in accumulation period	12,003,411	1,939,482	1,608,062	2,240,073	3,463,074
Net assets applicable to contracts in payment period	24,823	—	16,537	66,731	—
Net assets applicable to seed money	—	—	66	1,450	1,217
Total net assets	$12,028,234	$1,939,482	$1,624,665	$2,308,254	$3,464,291
(1) Investment shares	581,074	105,292	562,168	101,018	368,934
(2) Investments, at cost	$16,086,739	$1,606,967	$2,372,917	$2,153,808	$3,351,905

December 31, 2018 (continued)					WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)					$352,008
Dividends receivable					—
Accounts receivable from RiverSource Life of NY for contract purchase payments					50
Receivable for share redemptions					545
Total assets					352,603

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee					305
Contract terminations					240
Payable for investments purchased					50
Total liabilities					595
Net assets applicable to contracts in accumulation period					351,063
Net assets applicable to contracts in payment period					—
Net assets applicable to seed money					945
Total net assets					$352,008
(1) Investment shares					51,388
(2) Investments, at cost					$394,229

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	13

Statements of Operations

Year ended December 31, 2018	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$10,781	$—	$38,326	$62,638	$34,470
Variable account expenses	7,545	6,652	44,995	51,466	19,289
Investment income (loss) — net	3,236	(6,652)	(6,669)	11,172	15,181

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	12,169	316,266	714,643	1,196,862	490,914
Cost of investments sold	11,602	189,576	555,837	1,197,912	467,801
Net realized gain (loss) on sales of investments	567	126,690	158,806	(1,050)	23,113
Distributions from capital gains	860	—	582,592	—	—
Net change in unrealized appreciation or depreciation of investments	(67,673)	(185,142)	(1,038,263)	(1,436,879)	(438,474)
Net gain (loss) on investments	(66,246)	(58,452)	(296,865)	(1,437,929)	(415,361)
Net increase (decrease) in net assets resulting from operations	$(63,010)	$(65,104)	$(303,534)	$(1,426,757)	$(400,180)

Year ended December 31, 2018 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Investment income
Dividend income	$11,958	$39,128	$2,261	$186,464	$32,821
Variable account expenses	9,045	29,704	18,790	118,105	40,256
Investment income (loss) — net	2,913	9,424	(16,529)	68,359	(7,435)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	232,489	1,085,481	777,507	2,879,917	1,000,324
Cost of investments sold	169,672	837,613	538,705	1,938,901	1,001,655
Net realized gain (loss) on sales of investments	62,817	247,868	238,802	941,016	(1,331)
Distributions from capital gains	70,510	206,236	201,871	815	166,973
Net change in unrealized appreciation or depreciation of investments	(291,356)	(847,749)	(409,998)	(2,147,848)	(489,066)
Net gain (loss) on investments	(158,029)	(393,645)	30,675	(1,206,017)	(323,424)
Net increase (decrease) in net assets resulting from operations	$(155,116)	$(384,221)	$14,146	$(1,137,658)	$(330,859)

Year ended December 31, 2018 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Investment income
Dividend income	$12,364	$—	$—	$—	$—
Variable account expenses	5,884	326,150	4,007	33,809	214,248
Investment income (loss) — net	6,480	(326,150)	(4,007)	(33,809)	(214,248)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	101,055	3,247,477	49,479	369,343	2,616,887
Cost of investments sold	85,110	2,532,045	49,574	302,896	1,242,176
Net realized gain (loss) on sales of investments	15,945	715,432	(95)	66,447	1,374,711
Distributions from capital gains	63,981	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(108,223)	(2,565,369)	(66,960)	(371,798)	(1,942,932)
Net gain (loss) on investments	(28,297)	(1,849,937)	(67,055)	(305,351)	(568,221)
Net increase (decrease) in net assets resulting from operations	$(21,817)	$(2,176,087)	$(71,062)	$(339,160)	$(782,469)

See accompanying notes to financial statements.

14	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Operations

Year ended December 31, 2018 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3
Investment income
Dividend income	$—	$—	$32,503	$39,125	$229,622
Variable account expenses	2,187	242,515	7,208	86,258	47,748
Investment income (loss) — net	(2,187)	(242,515)	25,295	(47,133)	181,874

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	12,822	4,584,614	133,149	1,710,527	1,589,627
Cost of investments sold	13,324	2,361,685	139,354	1,237,419	2,004,242
Net realized gain (loss) on sales of investments	(502)	2,222,929	(6,205)	473,108	(414,615)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(15,351)	(3,520,530)	(83,146)	(2,481,594)	(87,695)
Net gain (loss) on investments	(15,853)	(1,297,601)	(89,351)	(2,008,486)	(502,310)
Net increase (decrease) in net assets resulting from operations	$(18,040)	$(1,540,116)	$(64,056)	$(2,055,619)	$(320,436)

Year ended December 31, 2018 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Investment income
Dividend income	$154,185	$510,756	$375,708	$423,387	$—
Variable account expenses	111,398	92,936	72,572	186,198	36,792
Investment income (loss) — net	42,787	417,820	303,136	237,189	(36,792)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,758,443	2,836,651	2,460,150	5,352,478	726,358
Cost of investments sold	4,758,378	2,877,402	2,868,408	5,539,036	367,443
Net realized gain (loss) on sales of investments	65	(40,751)	(408,258)	(186,558)	358,915
Distributions from capital gains	—	—	—	138,547	—
Net change in unrealized appreciation or depreciation of investments	(64)	(822,245)	(232,534)	(379,809)	(484,622)
Net gain (loss) on investments	1	(862,996)	(640,792)	(427,820)	(125,707)
Net increase (decrease) in net assets resulting from operations	$42,788	$(445,176)	$(337,656)	$(190,631)	$(162,499)

Year ended December 31, 2018 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Investment income
Dividend income	$—	$54,091	$18,121	$—	$—
Variable account expenses	246,448	31,287	6,267	40,901	21,591
Investment income (loss) — net	(246,448)	22,804	11,854	(40,901)	(21,591)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,202,060	944,817	337,270	572,244	751,780
Cost of investments sold	3,030,192	976,330	345,703	280,348	416,765
Net realized gain (loss) on sales of investments	1,171,868	(31,513)	(8,433)	291,896	335,015
Distributions from capital gains	—	—	17,324	—	—
Net change in unrealized appreciation or depreciation of investments	(2,485,344)	(25,491)	(71,479)	(416,899)	(605,952)
Net gain (loss) on investments	(1,313,476)	(57,004)	(62,588)	(125,003)	(270,937)
Net increase (decrease) in net assets resulting from operations	$(1,559,924)	$(34,200)	$(50,734)	$(165,904)	$(292,528)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	15

Statements of Operations

Year ended December 31, 2018 (continued)	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Investment income
Dividend income	$127,352	$—	$—	$95,128	$19,746
Variable account expenses	51,019	9,314	15,736	30,779	6,788
Investment income (loss) — net	76,333	(9,314)	(15,736)	64,349	12,958

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	879,475	319,288	235,017	549,429	161,947
Cost of investments sold	726,506	208,330	128,686	558,348	274,577
Net realized gain (loss) on sales of investments	152,969	110,958	106,331	(8,919)	(112,630)
Distributions from capital gains	—	—	—	3,026	—
Net change in unrealized appreciation or depreciation of investments	(1,052,708)	(226,932)	(314,584)	(35,744)	6,064
Net gain (loss) on investments	(899,739)	(115,974)	(208,253)	(41,637)	(106,566)
Net increase (decrease) in net assets resulting from operations	$(823,406)	$(125,288)	$(223,989)	$22,712	$(93,608)

Year ended December 31, 2018 (continued)	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
Investment income
Dividend income	$—	$—	$20,350	$—	$—
Variable account expenses	5,628	51,601	10,494	62,562	16,478
Investment income (loss) — net	(5,628)	(51,601)	9,856	(62,562)	(16,478)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	224,946	2,034,308	97,400	1,520,496	423,547
Cost of investments sold	255,234	2,633,557	88,345	1,040,978	195,762
Net realized gain (loss) on sales of investments	(30,288)	(599,249)	9,055	479,518	227,785
Distributions from capital gains	—	33,332	3,293	—	—
Net change in unrealized appreciation or depreciation of investments	(20,474)	534,462	(218,404)	(550,125)	(343,471)
Net gain (loss) on investments	(50,762)	(31,455)	(206,056)	(70,607)	(115,686)
Net increase (decrease) in net assets resulting from operations	$(56,390)	$(83,056)	$(196,200)	$(133,169)	$(132,164)

Year ended December 31, 2018 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Investment income
Dividend income	$—	$22,981	$12,467	$257,946	$124,931
Variable account expenses	8,872	23,108	7,422	65,375	278,656
Investment income (loss) — net	(8,872)	(127)	5,045	192,571	(153,725)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	232,763	1,040,630	97,626	1,186,967	4,586,710
Cost of investments sold	162,314	1,055,043	103,061	1,185,124	3,866,358
Net realized gain (loss) on sales of investments	70,449	(14,413)	(5,435)	1,843	720,352
Distributions from capital gains	—	—	—	—	2,432,255
Net change in unrealized appreciation or depreciation of investments	(169,553)	9,970	(72,031)	(266,423)	(5,093,964)
Net gain (loss) on investments	(99,104)	(4,443)	(77,466)	(264,580)	(1,941,357)
Net increase (decrease) in net assets resulting from operations	$(107,976)	$(4,570)	$(72,421)	$(72,009)	$(2,095,082)

See accompanying notes to financial statements.

16	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Operations

Year ended December 31, 2018 (continued)	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Investment income
Dividend income	$15,051	$99,592	$36,436	$153,828	$111,941
Variable account expenses	68,497	229,257	27,697	38,025	36,918
Investment income (loss) — net	(53,446)	(129,665)	8,739	115,803	75,023

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	910,492	3,964,326	910,042	592,834	1,114,689
Cost of investments sold	629,559	3,394,985	758,221	595,281	1,157,067
Net realized gain (loss) on sales of investments	280,933	569,341	151,821	(2,447)	(42,378)
Distributions from capital gains	457,036	2,171,291	—	7,191	—
Net change in unrealized appreciation or depreciation of investments	(1,403,501)	(6,322,027)	(632,245)	(270,541)	(341,869)
Net gain (loss) on investments	(665,532)	(3,581,395)	(480,424)	(265,797)	(384,247)
Net increase (decrease) in net assets resulting from operations	$(718,978)	$(3,711,060)	$(471,685)	$(149,994)	$(309,224)

Year ended December 31, 2018 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Investment income
Dividend income	$112,466	$227,904	$75,114	$91,491	$4,731
Variable account expenses	25,527	89,809	81,037	63,444	1,940
Investment income (loss) — net	86,939	138,095	(5,923)	28,047	2,791

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	210,060	1,448,200	1,259,338	1,298,482	28,376
Cost of investments sold	207,991	1,330,295	1,200,807	1,185,432	29,573
Net realized gain (loss) on sales of investments	2,069	117,905	58,531	113,050	(1,197)
Distributions from capital gains	—	354,874	1,279,214	829,722	—
Net change in unrealized appreciation or depreciation of investments	(214,923)	(1,542,962)	(2,472,764)	(1,726,479)	(17,110)
Net gain (loss) on investments	(212,854)	(1,070,183)	(1,135,019)	(783,707)	(18,307)
Net increase (decrease) in net assets resulting from operations	$(125,915)	$(932,088)	$(1,140,942)	$(755,660)	$(15,516)

Year ended December 31, 2018 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I
Investment income
Dividend income	$53,474	$—	$9,047	$77,803	$23,172
Variable account expenses	40,932	21,240	7,398	51,046	9,302
Investment income (loss) — net	12,542	(21,240)	1,649	26,757	13,870

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,103,149	673,866	164,037	1,356,521	336,807
Cost of investments sold	783,974	430,755	171,515	943,938	269,613
Net realized gain (loss) on sales of investments	319,175	243,111	(7,478)	412,583	67,194
Distributions from capital gains	626,591	139,287	62,729	535,144	33,271
Net change in unrealized appreciation or depreciation of investments	(1,212,152)	(403,013)	(112,517)	(1,647,903)	(195,197)
Net gain (loss) on investments	(266,386)	(20,615)	(57,266)	(700,176)	(94,732)
Net increase (decrease) in net assets resulting from operations	$(253,844)	$(41,855)	$(55,617)	$(673,419)	$(80,862)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	17

Statements of Operations

Year ended December 31, 2018 (continued)	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy
Investment income
Dividend income	$—	$62,198	$—	$—	$8,454
Variable account expenses	15,671	32,692	6,123	9,547	4,269
Investment income (loss) — net	(15,671)	29,506	(6,123)	(9,547)	4,185

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	695,836	780,054	110,816	242,030	105,526
Cost of investments sold	647,471	656,392	94,760	164,651	120,117
Net realized gain (loss) on sales of investments	48,365	123,662	16,056	77,379	(14,591)
Distributions from capital gains	208,953	24,397	79,023	48,788	18,655
Net change in unrealized appreciation or depreciation of investments	(228,158)	(756,531)	(123,952)	(122,068)	(33,301)
Net gain (loss) on investments	29,160	(608,472)	(28,873)	4,099	(29,237)
Net increase (decrease) in net assets resulting from operations	$13,489	$(578,966)	$(34,996)	$(5,448)	$(25,052)

Year ended December 31, 2018 (continued)	Janus Henderson VIT Bal, Serv(1)	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv
Investment income
Dividend income	$17,949	$19,862	$—	$19,902	$11,418
Variable account expenses	13,002	7,998	7,572	10,265	30,462
Investment income (loss) — net	4,947	11,864	(7,572)	9,637	(19,044)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	146,000	214,101	178,033	239,612	857,621
Cost of investments sold	148,504	222,426	94,667	279,761	599,351
Net realized gain (loss) on sales of investments	(2,504)	(8,325)	83,366	(40,149)	258,270
Distributions from capital gains	430	—	39,798	—	157,678
Net change in unrealized appreciation or depreciation of investments	(156,370)	(23,629)	(103,664)	(152,697)	(470,419)
Net gain (loss) on investments	(158,444)	(31,954)	19,500	(192,846)	(54,471)
Net increase (decrease) in net assets resulting from operations	$(153,497)	$(20,090)	$11,928	$(183,209)	$(73,515)

(1) For the period April 27, 2018 (commencement of operations) to December 31, 2018.

Year ended December 31, 2018 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II
Investment income
Dividend income	$4,069	$11,481	$—	$43,247	$43,800
Variable account expenses	3,703	31,252	14,431	54,290	12,908
Investment income (loss) — net	366	(19,771)	(14,431)	(11,043)	30,892

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	122,293	849,514	284,314	1,911,518	506,738
Cost of investments sold	112,437	765,057	220,409	1,779,810	442,481
Net realized gain (loss) on sales of investments	9,856	84,457	63,905	131,708	64,257
Distributions from capital gains	18,387	202,902	249,606	19,771	—
Net change in unrealized appreciation or depreciation of investments	(52,795)	(238,112)	(328,858)	(120,158)	(222,097)
Net gain (loss) on investments	(24,552)	49,247	(15,347)	31,321	(157,840)
Net increase (decrease) in net assets resulting from operations	$(24,186)	$29,476	$(29,778)	$20,278	$(126,948)

See accompanying notes to financial statements.

18	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Operations

Year ended December 31, 2018 (continued)	MS VIF Mid Cap Gro, Cl II	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
Investment income
Dividend income	$—	$1,218	$—	$53,975	$591,465
Variable account expenses	16,154	7,119	1,450	69,854	123,912
Investment income (loss) — net	(16,154)	(5,901)	(1,450)	(15,879)	467,553

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	484,787	154,250	20,107	1,634,208	3,487,001
Cost of investments sold	438,728	121,673	20,215	1,283,881	3,664,095
Net realized gain (loss) on sales of investments	46,059	32,577	(108)	350,327	(177,094)
Distributions from capital gains	346,933	—	4,537	503,417	—
Net change in unrealized appreciation or depreciation of investments	(253,971)	(167,195)	(14,724)	(1,803,145)	(1,009,349)
Net gain (loss) on investments	139,021	(134,618)	(10,295)	(949,401)	(1,186,443)
Net increase (decrease) in net assets resulting from operations	$122,867	$(140,519)	$(11,745)	$(965,280)	$(718,890)

Year ended December 31, 2018 (continued)	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
Investment income
Dividend income	$2,343	$153,341	$2,230	$37,089	$11,677
Variable account expenses	39,139	49,044	1,411	16,193	10,413
Investment income (loss) — net	(36,796)	104,297	819	20,896	1,264

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	943,570	1,136,825	39,444	164,784	254,537
Cost of investments sold	834,249	1,163,389	37,507	168,362	247,851
Net realized gain (loss) on sales of investments	109,321	(26,564)	1,937	(3,578)	6,686
Distributions from capital gains	511,314	—	13,394	22,198	194,526
Net change in unrealized appreciation or depreciation of investments	(979,401)	(404,146)	(27,101)	(56,303)	(212,822)
Net gain (loss) on investments	(358,766)	(430,710)	(11,770)	(37,683)	(11,610)
Net increase (decrease) in net assets resulting from operations	$(395,562)	$(326,413)	$(10,951)	$(16,787)	$(10,346)

Year ended December 31, 2018 (continued)	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IB	Temp Global Bond, Cl 2	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Investment income
Dividend income	$8,911	$—	$—	$15,051	$—
Variable account expenses	5,108	6,628	16,388	5,445	484,339
Investment income (loss) — net	3,803	(6,628)	(16,388)	9,606	(484,339)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	95,047	147,407	347,606	89,589	9,268,358
Cost of investments sold	84,803	100,182	357,467	91,913	6,231,950
Net realized gain (loss) on sales of investments	10,244	47,225	(9,861)	(2,324)	3,036,408
Distributions from capital gains	—	87,455	—	—	—
Net change in unrealized appreciation or depreciation of investments	(138,415)	(147,380)	40,488	(104,170)	(7,075,792)
Net gain (loss) on investments	(128,171)	(12,700)	30,627	(106,494)	(4,039,384)
Net increase (decrease) in net assets resulting from operations	$(124,368)	$(19,328)	$14,239	$(96,888)	$(4,523,723)
See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	19

Statements of Operations

Year ended December 31, 2018 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	473,351	385,729	358,019	25,376	41,047
Investment income (loss) — net	(473,351)	(385,729)	(358,019)	(25,376)	(41,047)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	11,891,746	11,781,655	13,229,764	380,604	192,162
Cost of investments sold	7,186,148	10,549,143	10,964,139	382,491	192,884
Net realized gain (loss) on sales of investments	4,705,598	1,232,512	2,265,625	(1,887)	(722)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(8,520,875)	(2,236,397)	(3,265,928)	(230,840)	(341,877)
Net gain (loss) on investments	(3,815,277)	(1,003,885)	(1,000,303)	(232,727)	(342,599)
Net increase (decrease) in net assets resulting from operations	$(4,288,628)	$(1,389,614)	$(1,358,322)	$(258,103)	$(383,646)

Year ended December 31, 2018 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	369,723	891,140	5,316,673	10,064,752	4,590,164
Investment income (loss) — net	(369,723)	(891,140)	(5,316,673)	(10,064,752)	(4,590,164)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	13,183,605	13,017,717	34,682,789	63,613,298	57,348,275
Cost of investments sold	12,645,359	11,798,390	28,893,856	53,004,333	42,479,315
Net realized gain (loss) on sales of investments	538,246	1,219,327	5,788,933	10,608,965	14,868,960
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,365,311)	(4,883,655)	(47,539,880)	(67,508,291)	(39,105,295)
Net gain (loss) on investments	(827,065)	(3,664,328)	(41,750,947)	(56,899,326)	(24,236,335)
Net increase (decrease) in net assets resulting from operations	$(1,196,788)	$(4,555,468)	$(47,067,620)	$(66,964,078)	$(28,826,499)

Year ended December 31, 2018 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	5,379,802	2,079,775	1,700,493	898,445	995,215
Investment income (loss) — net	(5,379,802)	(2,079,775)	(1,700,493)	(898,445)	(995,215)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	111,360,849	37,165,919	43,413,467	15,828,865	25,186,467
Cost of investments sold	71,871,622	26,127,610	26,476,540	12,639,960	18,126,854
Net realized gain (loss) on sales of investments	39,489,227	11,038,309	16,936,927	3,188,905	7,059,613
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(68,555,735)	(24,881,281)	(28,501,903)	(6,614,285)	(10,945,874)
Net gain (loss) on investments	(29,066,508)	(13,842,972)	(11,564,976)	(3,425,380)	(3,886,261)
Net increase (decrease) in net assets resulting from operations	$(34,446,310)	$(15,922,747)	$(13,265,469)	$(4,323,825)	$(4,881,476)

See accompanying notes to financial statements.

20	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Operations

Year ended December 31, 2018 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl
Investment income
Dividend income	$—	$—	$—	$—	$200,368
Variable account expenses	39,343	79,787	638,949	539,387	87,829
Investment income (loss) — net	(39,343)	(79,787)	(638,949)	(539,387)	112,539

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,093,686	1,686,657	3,791,607	2,502,969	2,115,001
Cost of investments sold	554,797	1,638,464	3,497,876	2,316,260	2,108,488
Net realized gain (loss) on sales of investments	538,889	48,193	293,731	186,709	6,513
Distributions from capital gains	—	—	—	—	1,121,809
Net change in unrealized appreciation or depreciation of investments	(1,071,776)	(317,380)	(4,541,419)	(2,686,185)	(2,993,818)
Net gain (loss) on investments	(532,887)	(269,187)	(4,247,688)	(2,499,476)	(1,865,496)
Net increase (decrease) in net assets resulting from operations	$(572,230)	$(348,974)	$(4,886,637)	$(3,038,863)	$(1,752,957)

Year ended December 31, 2018 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Investment income
Dividend income	$13,465	$20,355	$224,045	$4,852	$—
Variable account expenses	134,548	17,342	17,802	23,706	38,725
Investment income (loss) — net	(121,083)	3,013	206,243	(18,854)	(38,725)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,863,417	158,418	407,910	439,867	757,307
Cost of investments sold	4,202,067	116,908	416,858	340,135	571,407
Net realized gain (loss) on sales of investments	(338,650)	41,510	(8,948)	99,732	185,900
Distributions from capital gains	3,532,955	134,700	462,229	244,257	359,947
Net change in unrealized appreciation or depreciation of investments	(3,021,150)	(254,487)	(1,017,130)	(505,085)	(502,716)
Net gain (loss) on investments	173,155	(78,277)	(563,849)	(161,096)	43,131
Net increase (decrease) in net assets resulting from operations	$52,072	$(75,264)	$(357,606)	$(179,950)	$4,406

Year ended December 31, 2018 (continued)					WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income					$17,898
Variable account expenses					3,818
Investment income (loss) — net					14,080

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales					61,239
Cost of investments sold					63,256
Net realized gain (loss) on sales of investments					(2,017)
Distributions from capital gains					—
Net change in unrealized appreciation or depreciation of investments					(31,390)
Net gain (loss) on investments					(33,407)
Net increase (decrease) in net assets resulting from operations					$(19,327)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	21

Statements of Changes in Net Assets

Year ended December 31, 2018	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$3,236	$(6,652)	$(6,669)	$11,172	$15,181
Net realized gain (loss) on sales of investments	567	126,690	158,806	(1,050)	23,113
Distributions from capital gains	860	—	582,592	—	—
Net change in unrealized appreciation or depreciation of investments	(67,673)	(185,142)	(1,038,263)	(1,436,879)	(438,474)
Net increase (decrease) in net assets resulting from operations	(63,010)	(65,104)	(303,534)	(1,426,757)	(400,180)

Contract transactions
Contract purchase payments	200,631	7,736	37,403	120,435	60,728
Net transfers(1)	8,421	(110,864)	(182,543)	(26,785)	(34,432)
Transfers for policy loans	—	101	7,306	7,852	(497)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,283)	—
Contract charges	(128)	(893)	(2,986)	(7,928)	(785)
Contract terminations:
Surrender benefits	(850)	(110,585)	(398,040)	(889,917)	(146,284)
Death benefits	—	(59,197)	(36,200)	(45,476)	(36,950)
Increase (decrease) from contract transactions	208,074	(273,702)	(575,060)	(844,102)	(158,220)
Net assets at beginning of year	578,473	860,817	5,328,888	6,745,624	2,176,832
Net assets at end of year	$723,537	$522,011	$4,450,294	$4,474,765	$1,618,432

Accumulation unit activity
Units outstanding at beginning of year	466,718	445,700	2,221,743	3,861,591	2,188,915
Contract purchase payments	164,156	4,002	15,207	80,649	65,704
Net transfers(1)	6,816	(58,059)	(72,700)	(43,079)	(25,046)
Transfers for policy loans	—	52	2,927	4,837	(550)
Contract charges	(109)	(463)	(1,225)	(4,739)	(842)
Contract terminations:
Surrender benefits	(698)	(56,197)	(168,009)	(576,533)	(153,409)
Death benefits	—	(30,733)	(14,301)	(23,207)	(41,839)
Units outstanding at end of year	636,883	304,302	1,983,642	3,299,519	2,032,933

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

22	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$2,913	$9,424	$(16,529)	$68,359	$(7,435)
Net realized gain (loss) on sales of investments	62,817	247,868	238,802	941,016	(1,331)
Distributions from capital gains	70,510	206,236	201,871	815	166,973
Net change in unrealized appreciation or depreciation of investments	(291,356)	(847,749)	(409,998)	(2,147,848)	(489,066)
Net increase (decrease) in net assets resulting from operations	(155,116)	(384,221)	14,146	(1,137,658)	(330,859)

Contract transactions
Contract purchase payments	12,644	48,784	7,463	328,894	393,502
Net transfers(1)	(68,266)	(220,211)	286,292	(382,134)	(324,399)
Transfers for policy loans	897	4,118	648	5,224	—
Adjustments to net assets allocated to contracts in payment period	(197)	—	—	(1,919)	—
Contract charges	(586)	(1,578)	(2,250)	(5,689)	(1,674)
Contract terminations:
Surrender benefits	(114,607)	(765,771)	(495,790)	(1,890,603)	(343,969)
Death benefits	(3,703)	(30,614)	(74,990)	(226,282)	(35,241)
Increase (decrease) from contract transactions	(173,818)	(965,272)	(278,627)	(2,172,509)	(311,781)
Net assets at beginning of year	1,168,546	3,731,275	2,016,938	13,656,235	4,108,322
Net assets at end of year	$839,612	$2,381,782	$1,752,457	$10,346,068	$3,465,682

Accumulation unit activity
Units outstanding at beginning of year	578,304	1,454,869	772,155	5,345,730	3,083,760
Contract purchase payments	6,120	18,744	2,642	131,285	298,600
Net transfers(1)	(30,101)	(97,050)	97,367	(143,299)	(248,190)
Transfers for policy loans	450	1,933	223	2,207	—
Contract charges	(287)	(642)	(767)	(2,180)	(1,284)
Contract terminations:
Surrender benefits	(55,110)	(293,752)	(172,573)	(752,504)	(258,305)
Death benefits	(1,935)	(12,738)	(24,960)	(79,113)	(27,714)
Units outstanding at end of year	497,441	1,071,364	674,087	4,502,126	2,846,867

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	23

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$6,480	$(326,150)	$(4,007)	$(33,809)	$(214,248)
Net realized gain (loss) on sales of investments	15,945	715,432	(95)	66,447	1,374,711
Distributions from capital gains	63,981	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(108,223)	(2,565,369)	(66,960)	(371,798)	(1,942,932)
Net increase (decrease) in net assets resulting from operations	(21,817)	(2,176,087)	(71,062)	(339,160)	(782,469)

Contract transactions
Contract purchase payments	6,048	3,040,369	15,482	505,247	228,580
Net transfers(1)	116	2,390,715	149,184	156,270	(200,921)
Transfers for policy loans	896	(12,534)	—	(645)	31,727
Adjustments to net assets allocated to contracts in payment period	—	(23,352)	—	—	(27,567)
Contract charges	(659)	(10,464)	(38)	(606)	(21,444)
Contract terminations:
Surrender benefits	(67,557)	(1,951,090)	(501)	(145,571)	(1,802,095)
Death benefits	—	(131,476)	—	(13,871)	(163,848)
Increase (decrease) from contract transactions	(61,156)	3,302,168	164,127	500,824	(1,955,568)
Net assets at beginning of year	730,280	28,726,674	301,399	2,825,075	19,884,620
Net assets at end of year	$647,307	$29,852,755	$394,464	$2,986,739	$17,146,583

Accumulation unit activity
Units outstanding at beginning of year	421,032	13,512,077	493,531	1,593,607	8,458,912
Contract purchase payments	3,454	1,584,213	26,156	288,749	96,274
Net transfers(1)	(453)	1,232,841	243,053	85,619	(64,748)
Transfers for policy loans	509	(7,473)	—	(353)	12,893
Contract charges	(376)	(4,978)	(65)	(345)	(9,565)
Contract terminations:
Surrender benefits	(37,609)	(884,279)	(833)	(80,772)	(807,624)
Death benefits	—	(64,013)	—	(8,646)	(68,289)
Units outstanding at end of year	386,557	15,368,388	761,842	1,877,859	7,617,853

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

24	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3
Operations
Investment income (loss) — net	$(2,187)	$(242,515)	$25,295	$(47,133)	$181,874
Net realized gain (loss) on sales of investments	(502)	2,222,929	(6,205)	473,108	(414,615)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(15,351)	(3,520,530)	(83,146)	(2,481,594)	(87,695)
Net increase (decrease) in net assets resulting from operations	(18,040)	(1,540,116)	(64,056)	(2,055,619)	(320,436)

Contract transactions
Contract purchase payments	11,360	323,198	90,799	106,455	34,385
Net transfers(1)	(2,755)	(988,018)	219,802	448,970	(158,331)
Transfers for policy loans	—	4,834	7	(832)	6,606
Adjustments to net assets allocated to contracts in payment period	—	(23,276)	—	(2,368)	(341)
Contract charges	(20)	(18,299)	(270)	(9,315)	(8,602)
Contract terminations:
Surrender benefits	(1,068)	(2,841,963)	(37,397)	(1,067,424)	(1,094,357)
Death benefits	—	(381,362)	(10,404)	(116,038)	(104,263)
Increase (decrease) from contract transactions	7,517	(3,924,886)	262,537	(640,552)	(1,324,903)
Net assets at beginning of year	174,649	26,903,033	565,678	9,711,904	5,849,145
Net assets at end of year	$164,126	$21,438,031	$764,159	$7,015,733	$4,203,806

Accumulation unit activity
Units outstanding at beginning of year	199,367	9,883,145	523,241	3,525,472	3,857,850
Contract purchase payments	13,029	116,010	87,464	43,735	22,582
Net transfers(1)	(3,248)	(389,154)	206,801	202,010	(116,771)
Transfers for policy loans	—	2,119	6	(948)	4,158
Contract charges	(25)	(7,220)	(263)	(3,601)	(6,066)
Contract terminations:
Surrender benefits	(1,263)	(1,082,178)	(36,623)	(420,900)	(763,830)
Death benefits	—	(144,396)	(9,809)	(53,627)	(78,821)
Units outstanding at end of year	207,860	8,378,326	770,817	3,292,141	2,919,102

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	25

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$42,787	$417,820	$303,136	$237,189	$(36,792)
Net realized gain (loss) on sales of investments	65	(40,751)	(408,258)	(186,558)	358,915
Distributions from capital gains	—	—	—	138,547	—
Net change in unrealized appreciation or depreciation of investments	(64)	(822,245)	(232,534)	(379,809)	(484,622)
Net increase (decrease) in net assets resulting from operations	42,788	(445,176)	(337,656)	(190,631)	(162,499)

Contract transactions
Contract purchase payments	193,219	63,974	53,739	161,594	29,275
Net transfers(1)	223,098	(650,094)	(395,959)	(709,960)	(12,174)
Transfers for policy loans	13,889	7,035	2,507	15,444	1,553
Adjustments to net assets allocated to contracts in payment period	(1,304)	(6,415)	(1,753)	(15,504)	—
Contract charges	(13,137)	(5,637)	(12,544)	(27,957)	(4,532)
Contract terminations:
Surrender benefits	(2,048,001)	(1,685,482)	(1,669,035)	(3,383,445)	(389,097)
Death benefits	(198,506)	(154,748)	(91,334)	(508,272)	(61,481)
Increase (decrease) from contract transactions	(1,830,742)	(2,431,367)	(2,114,379)	(4,468,100)	(436,456)
Net assets at beginning of year	12,454,433	10,717,327	8,630,417	21,763,188	4,106,275
Net assets at end of year	$10,666,479	$7,840,784	$6,178,382	$17,104,457	$3,507,320

Accumulation unit activity
Units outstanding at beginning of year	12,019,198	4,130,408	4,239,551	12,656,280	2,969,321
Contract purchase payments	187,538	26,629	26,527	93,141	21,109
Net transfers(1)	192,175	(265,224)	(195,732)	(423,310)	(6,109)
Transfers for policy loans	12,463	2,755	1,286	8,687	1,146
Contract charges	(12,908)	(2,243)	(6,226)	(17,121)	(2,998)
Contract terminations:
Surrender benefits	(1,989,306)	(668,757)	(845,101)	(2,015,907)	(263,562)
Death benefits	(192,708)	(64,081)	(46,304)	(299,442)	(44,241)
Units outstanding at end of year	10,216,452	3,159,487	3,174,001	10,002,328	2,674,666

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

26	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$(246,448)	$22,804	$11,854	$(40,901)	$(21,591)
Net realized gain (loss) on sales of investments	1,171,868	(31,513)	(8,433)	291,896	335,015
Distributions from capital gains	—	—	17,324	—	—
Net change in unrealized appreciation or depreciation of investments	(2,485,344)	(25,491)	(71,479)	(416,899)	(605,952)
Net increase (decrease) in net assets resulting from operations	(1,559,924)	(34,200)	(50,734)	(165,904)	(292,528)

Contract transactions
Contract purchase payments	4,892,130	247,004	26,839	43,127	30,947
Net transfers(1)	(355,173)	(3,016)	(124,589)	(56,509)	(174,601)
Transfers for policy loans	(12,784)	187	294	3,404	(4,653)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,822)	—
Contract charges	(5,460)	(1,301)	(181)	(1,562)	(1,759)
Contract terminations:
Surrender benefits	(1,810,124)	(482,322)	(60,161)	(341,876)	(505,109)
Death benefits	(189,125)	(65,252)	(95,961)	(88,506)	(12,316)
Increase (decrease) from contract transactions	2,519,464	(304,700)	(253,759)	(444,744)	(667,491)
Net assets at beginning of year	23,037,217	3,328,867	839,296	3,660,732	2,685,159
Net assets at end of year	$23,996,757	$2,989,967	$534,803	$3,050,084	$1,725,140

Accumulation unit activity
Units outstanding at beginning of year	10,369,869	3,111,285	763,677	1,761,218	1,094,593
Contract purchase payments	2,196,225	230,036	26,036	19,304	12,942
Net transfers(1)	(296,906)	2,787	(118,894)	(27,368)	(73,870)
Transfers for policy loans	(6,785)	193	279	1,701	(1,810)
Contract charges	(2,485)	(1,263)	(176)	(705)	(734)
Contract terminations:
Surrender benefits	(793,661)	(463,083)	(57,864)	(154,582)	(208,986)
Death benefits	(75,434)	(60,764)	(93,420)	(38,056)	(4,924)
Units outstanding at end of year	11,390,823	2,819,191	519,638	1,561,512	817,211

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	27

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Operations
Investment income (loss) — net	$76,333	$(9,314)	$(15,736)	$64,349	$12,958
Net realized gain (loss) on sales of investments	152,969	110,958	106,331	(8,919)	(112,630)
Distributions from capital gains	—	—	—	3,026	—
Net change in unrealized appreciation or depreciation of investments	(1,052,708)	(226,932)	(314,584)	(35,744)	6,064
Net increase (decrease) in net assets resulting from operations	(823,406)	(125,288)	(223,989)	22,712	(93,608)

Contract transactions
Contract purchase payments	62,252	10,252	17,081	42,514	16,561
Net transfers(1)	(218,363)	(104,555)	(34,348)	(94,369)	21,404
Transfers for policy loans	8,277	742	1,343	4,417	420
Adjustments to net assets allocated to contracts in payment period	(5,313)	—	(357)	(3,631)	—
Contract charges	(2,460)	(411)	(1,183)	(2,510)	(587)
Contract terminations:
Surrender benefits	(449,394)	(96,483)	(163,217)	(294,979)	(100,982)
Death benefits	(138,271)	—	(13,470)	(54,541)	(6,267)
Increase (decrease) from contract transactions	(743,272)	(190,455)	(194,151)	(403,099)	(69,451)
Net assets at beginning of year	5,288,956	1,097,922	1,873,507	3,722,126	805,379
Net assets at end of year	$3,722,278	$782,179	$1,455,367	$3,341,739	$642,320

Accumulation unit activity
Units outstanding at beginning of year	3,240,690	446,825	658,321	2,815,106	1,542,973
Contract purchase payments	40,914	4,359	5,729	31,269	32,189
Net transfers(1)	(113,768)	(42,663)	(12,307)	(78,302)	40,096
Transfers for policy loans	5,631	317	496	3,409	697
Contract charges	(1,633)	(171)	(410)	(1,955)	(1,174)
Contract terminations:
Surrender benefits	(299,068)	(39,403)	(60,220)	(224,298)	(197,933)
Death benefits	(92,956)	—	(4,506)	(40,659)	(12,053)
Units outstanding at end of year	2,779,810	369,264	587,103	2,504,570	1,404,795

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

28	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$(5,628)	$(51,601)	$9,856	$(62,562)	$(16,478)
Net realized gain (loss) on sales of investments	(30,288)	(599,249)	9,055	479,518	227,785
Distributions from capital gains	—	33,332	3,293	—	—
Net change in unrealized appreciation or depreciation of investments	(20,474)	534,462	(218,404)	(550,125)	(343,471)
Net increase (decrease) in net assets resulting from operations	(56,390)	(83,056)	(196,200)	(133,169)	(132,164)

Contract transactions
Contract purchase payments	36,374	20,780	263,559	69,601	11,460
Net transfers(1)	(5,108)	49,805	132,837	(387,462)	(177,909)
Transfers for policy loans	515	736	621	(8,589)	502
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(47)	(15,404)	(130)	(8,101)	(5,056)
Contract terminations:
Surrender benefits	(32,659)	(1,391,569)	(21,935)	(915,617)	(174,898)
Death benefits	(2,479)	(123,652)	(28,765)	(47,139)	(21,008)
Increase (decrease) from contract transactions	(3,404)	(1,459,304)	346,187	(1,297,307)	(366,909)
Net assets at beginning of year	568,789	6,359,379	857,447	7,238,609	1,978,190
Net assets at end of year	$508,995	$4,817,019	$1,007,434	$5,808,133	$1,479,117

Accumulation unit activity
Units outstanding at beginning of year	579,346	4,345,624	686,699	5,191,942	1,048,155
Contract purchase payments	40,323	14,145	217,427	48,358	5,938
Net transfers(1)	(14,632)	30,711	112,018	(260,472)	(89,617)
Transfers for policy loans	546	515	508	(5,869)	258
Contract charges	(51)	(10,604)	(114)	(5,614)	(2,649)
Contract terminations:
Surrender benefits	(34,865)	(956,618)	(17,857)	(627,957)	(90,252)
Death benefits	(2,509)	(86,465)	(23,076)	(33,182)	(11,364)
Units outstanding at end of year	568,158	3,337,308	975,605	4,307,206	860,469

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	29

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(8,872)	$(127)	$5,045	$192,571	$(153,725)
Net realized gain (loss) on sales of investments	70,449	(14,413)	(5,435)	1,843	720,352
Distributions from capital gains	—	—	—	—	2,432,255
Net change in unrealized appreciation or depreciation of investments	(169,553)	9,970	(72,031)	(266,423)	(5,093,964)
Net increase (decrease) in net assets resulting from operations	(107,976)	(4,570)	(72,421)	(72,009)	(2,095,082)

Contract transactions
Contract purchase payments	15,466	347,111	61,803	48,084	3,323,352
Net transfers(1)	76,845	(229,029)	(6,718)	1,158,597	(22,674)
Transfers for policy loans	(2,157)	(2,178)	446	(3,566)	(2,955)
Adjustments to net assets allocated to contracts in payment period	(1,228)	—	—	(575)	(8,556)
Contract charges	(689)	(2,477)	(73)	(6,186)	(12,614)
Contract terminations:
Surrender benefits	(116,301)	(424,482)	(28,929)	(838,974)	(2,985,767)
Death benefits	(1,489)	(4,183)	(16,095)	(123,061)	(286,162)
Increase (decrease) from contract transactions	(29,553)	(315,238)	10,434	234,319	4,624
Net assets at beginning of year	980,743	2,690,135	683,353	6,538,755	27,582,065
Net assets at end of year	$843,214	$2,370,327	$621,366	$6,701,065	$25,491,607

Accumulation unit activity
Units outstanding at beginning of year	356,570	2,725,722	661,124	4,717,968	12,377,587
Contract purchase payments	5,755	359,529	62,062	34,128	1,452,506
Net transfers(1)	26,810	(238,465)	(7,537)	836,147	(20,390)
Transfers for policy loans	(822)	(2,210)	450	(2,503)	(1,300)
Contract charges	(255)	(2,541)	(75)	(4,403)	(5,522)
Contract terminations:
Surrender benefits	(42,061)	(431,360)	(29,580)	(593,616)	(1,286,498)
Death benefits	(513)	(4,326)	(15,974)	(89,721)	(126,754)
Units outstanding at end of year	345,484	2,406,349	670,470	4,898,000	12,389,629

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

30	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$(53,446)	$(129,665)	$8,739	$115,803	$75,023
Net realized gain (loss) on sales of investments	280,933	569,341	151,821	(2,447)	(42,378)
Distributions from capital gains	457,036	2,171,291	—	7,191	—
Net change in unrealized appreciation or depreciation of investments	(1,403,501)	(6,322,027)	(632,245)	(270,541)	(341,869)
Net increase (decrease) in net assets resulting from operations	(718,978)	(3,711,060)	(471,685)	(149,994)	(309,224)

Contract transactions
Contract purchase payments	59,932	1,893,294	48,110	674,338	47,628
Net transfers(1)	(201,477)	(222,830)	(100,042)	1,196,973	(373,126)
Transfers for policy loans	12,150	11,165	6,307	(2,751)	6,423
Adjustments to net assets allocated to contracts in payment period	(6,305)	(2,391)	(254)	—	(863)
Contract charges	(4,594)	(16,587)	(1,676)	(801)	(3,491)
Contract terminations:
Surrender benefits	(616,606)	(2,787,041)	(535,361)	(210,483)	(570,418)
Death benefits	(30,677)	(211,885)	(26,289)	(34,929)	(52,612)
Increase (decrease) from contract transactions	(787,577)	(1,336,275)	(609,205)	1,622,347	(946,459)
Net assets at beginning of year	8,121,922	25,375,757	3,434,997	2,714,846	4,758,102
Net assets at end of year	$6,615,367	$20,328,422	$2,354,107	$4,187,199	$3,502,419

Accumulation unit activity
Units outstanding at beginning of year	3,139,133	7,145,579	1,804,946	2,443,086	2,442,277
Contract purchase payments	23,014	617,061	26,667	615,666	25,362
Net transfers(1)	(75,121)	(38,722)	(54,216)	1,086,659	(181,608)
Transfers for policy loans	4,768	2,054	2,248	(2,499)	2,762
Contract charges	(1,768)	(4,489)	(924)	(737)	(1,867)
Contract terminations:
Surrender benefits	(237,762)	(765,314)	(298,501)	(189,744)	(339,058)
Death benefits	(12,202)	(53,237)	(12,915)	(31,746)	(26,545)
Units outstanding at end of year	2,840,062	6,902,932	1,467,305	3,920,685	1,921,323

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	31

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Operations
Investment income (loss) — net	$86,939	$138,095	$(5,923)	$28,047	$2,791
Net realized gain (loss) on sales of investments	2,069	117,905	58,531	113,050	(1,197)
Distributions from capital gains	—	354,874	1,279,214	829,722	—
Net change in unrealized appreciation or depreciation of investments	(214,923)	(1,542,962)	(2,472,764)	(1,726,479)	(17,110)
Net increase (decrease) in net assets resulting from operations	(125,915)	(932,088)	(1,140,942)	(755,660)	(15,516)

Contract transactions
Contract purchase payments	155,580	627,807	817,715	53,875	33,133
Net transfers(1)	22,816	559,529	(8,668)	(291,145)	19,776
Transfers for policy loans	180	2,407	2,214	1,658	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,569)	—
Contract charges	(460)	(4,882)	(3,514)	(7,246)	(67)
Contract terminations:
Surrender benefits	(79,633)	(939,679)	(892,875)	(811,383)	(6,779)
Death benefits	(8,316)	(103,746)	(153,493)	(124,686)	(8,050)
Increase (decrease) from contract transactions	90,167	141,436	(238,621)	(1,181,496)	38,013
Net assets at beginning of year	2,275,035	9,260,875	8,614,161	7,881,246	177,528
Net assets at end of year	$2,239,287	$8,470,223	$7,234,598	$5,944,090	$200,025

Accumulation unit activity
Units outstanding at beginning of year	1,825,999	4,477,293	2,619,122	1,796,105	188,315
Contract purchase payments	125,434	323,838	273,904	12,257	36,828
Net transfers(1)	17,898	328,707	848	(68,797)	21,897
Transfers for policy loans	144	905	654	425	—
Contract charges	(372)	(2,386)	(1,004)	(1,688)	(75)
Contract terminations:
Surrender benefits	(63,402)	(451,182)	(288,482)	(180,209)	(7,431)
Death benefits	(6,728)	(54,221)	(42,650)	(27,842)	(8,939)
Units outstanding at end of year	1,898,973	4,622,954	2,562,392	1,530,251	230,595

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

32	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$12,542	$(21,240)	$1,649	$26,757	$13,870
Net realized gain (loss) on sales of investments	319,175	243,111	(7,478)	412,583	67,194
Distributions from capital gains	626,591	139,287	62,729	535,144	33,271
Net change in unrealized appreciation or depreciation of investments	(1,212,152)	(403,013)	(112,517)	(1,647,903)	(195,197)
Net increase (decrease) in net assets resulting from operations	(253,844)	(41,855)	(55,617)	(673,419)	(80,862)

Contract transactions
Contract purchase payments	44,836	15,219	32,910	49,375	8,522
Net transfers(1)	9,200	(146,540)	(27,887)	(144,849)	(84,878)
Transfers for policy loans	236	858	—	1,300	55
Adjustments to net assets allocated to contracts in payment period	—	(658)	—	—	—
Contract charges	(8,541)	(8,202)	(173)	(14,216)	(446)
Contract terminations:
Surrender benefits	(720,087)	(450,096)	(60,828)	(936,489)	(183,434)
Death benefits	(84,079)	(13,729)	(2,015)	(59,680)	(7,084)
Increase (decrease) from contract transactions	(758,435)	(603,148)	(57,993)	(1,104,559)	(267,265)
Net assets at beginning of year	4,853,394	2,473,562	761,986	6,317,598	1,188,062
Net assets at end of year	$3,841,115	$1,828,559	$648,376	$4,539,620	$839,935

Accumulation unit activity
Units outstanding at beginning of year	2,166,231	1,302,703	652,598	2,794,644	611,563
Contract purchase payments	19,792	7,684	28,302	22,032	4,433
Net transfers(1)	(1,527)	(69,941)	(24,604)	(60,879)	(43,796)
Transfers for policy loans	104	420	—	691	29
Contract charges	(3,534)	(3,995)	(155)	(6,314)	(236)
Contract terminations:
Surrender benefits	(311,325)	(217,373)	(52,808)	(403,850)	(95,043)
Death benefits	(35,979)	(7,154)	(1,723)	(27,353)	(4,156)
Units outstanding at end of year	1,833,762	1,012,344	601,610	2,318,971	472,794

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	33

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy
Operations
Investment income (loss) — net	$(15,671)	$29,506	$(6,123)	$(9,547)	$4,185
Net realized gain (loss) on sales of investments	48,365	123,662	16,056	77,379	(14,591)
Distributions from capital gains	208,953	24,397	79,023	48,788	18,655
Net change in unrealized appreciation or depreciation of investments	(228,158)	(756,531)	(123,952)	(122,068)	(33,301)
Net increase (decrease) in net assets resulting from operations	13,489	(578,966)	(34,996)	(5,448)	(25,052)

Contract transactions
Contract purchase payments	21,368	57,770	5,464	8,346	55,361
Net transfers(1)	(43,297)	(86,744)	(29,095)	46,062	28,096
Transfers for policy loans	(1,241)	163	—	3,016	—
Adjustments to net assets allocated to contracts in payment period	(3,649)	(5,556)	—	—	—
Contract charges	(1,515)	(3,285)	(350)	(2,059)	(239)
Contract terminations:
Surrender benefits	(363,851)	(464,739)	(54,088)	(109,543)	(34,607)
Death benefits	(110,223)	(6,713)	(8,534)	(44,855)	(15,390)
Increase (decrease) from contract transactions	(502,408)	(509,104)	(86,603)	(99,033)	33,221
Net assets at beginning of year	1,890,444	3,996,976	709,420	1,099,846	411,583
Net assets at end of year	$1,401,525	$2,908,906	$587,821	$995,365	$419,752

Accumulation unit activity
Units outstanding at beginning of year	835,240	2,140,244	409,808	601,618	356,813
Contract purchase payments	9,149	33,158	3,009	4,273	48,329
Net transfers(1)	(19,376)	(49,703)	(16,733)	23,948	25,663
Transfers for policy loans	(480)	(39)	—	1,549	—
Contract charges	(650)	(1,943)	(189)	(951)	(205)
Contract terminations:
Surrender benefits	(156,359)	(264,407)	(28,700)	(54,836)	(29,153)
Death benefits	(48,387)	(3,659)	(4,707)	(23,738)	(13,092)
Units outstanding at end of year	619,137	1,853,651	362,488	551,863	388,355

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

34	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Janus Henderson VIT Bal, Serv(2)	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv
Operations
Investment income (loss) — net	$4,947	$11,864	$(7,572)	$9,637	$(19,044)
Net realized gain (loss) on sales of investments	(2,504)	(8,325)	83,366	(40,149)	258,270
Distributions from capital gains	430	—	39,798	—	157,678
Net change in unrealized appreciation or depreciation of investments	(156,370)	(23,629)	(103,664)	(152,697)	(470,419)
Net increase (decrease) in net assets resulting from operations	(153,497)	(20,090)	11,928	(183,209)	(73,515)

Contract transactions
Contract purchase payments	883,507	55,567	5,573	21,000	193,832
Net transfers(1)	2,436,602	(48,793)	8,851	(37,381)	(208,551)
Transfers for policy loans	42	(13)	—	2,489	(1,861)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(177)	(136)	(243)	(479)	(5,503)
Contract terminations:
Surrender benefits	(87,715)	(132,252)	(107,198)	(166,432)	(507,873)
Death benefits	—	—	(43,222)	(22,692)	(28,819)
Increase (decrease) from contract transactions	3,232,259	(125,627)	(136,239)	(203,495)	(558,775)
Net assets at beginning of year	—	890,634	918,353	1,344,437	3,381,436
Net assets at end of year	$3,078,762	$744,917	$794,042	$957,733	$2,749,146

Accumulation unit activity
Units outstanding at beginning of year	—	853,118	600,058	848,347	1,700,745
Contract purchase payments	847,026	54,428	3,547	13,803	94,900
Net transfers(1)	2,348,913	(47,287)	5,146	(23,985)	(98,971)
Transfers for policy loans	41	(13)	—	1,611	(1,077)
Contract charges	(173)	(137)	(146)	(308)	(2,653)
Contract terminations:
Surrender benefits	(85,304)	(128,640)	(65,372)	(110,424)	(240,175)
Death benefits	—	—	(26,397)	(14,965)	(14,584)
Units outstanding at end of year	3,110,503	731,469	516,836	714,079	1,438,185

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 27, 2018 (commencement of operations) to December 31, 2018.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	35

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II
Operations
Investment income (loss) — net	$366	$(19,771)	$(14,431)	$(11,043)	$30,892
Net realized gain (loss) on sales of investments	9,856	84,457	63,905	131,708	64,257
Distributions from capital gains	18,387	202,902	249,606	19,771	—
Net change in unrealized appreciation or depreciation of investments	(52,795)	(238,112)	(328,858)	(120,158)	(222,097)
Net increase (decrease) in net assets resulting from operations	(24,186)	29,476	(29,778)	20,278	(126,948)

Contract transactions
Contract purchase payments	29,986	37,326	25,522	103,760	16,731
Net transfers(1)	(99,146)	(37,445)	33,536	(830,545)	(176,713)
Transfers for policy loans	—	3,219	1,249	(1,518)	(2,164)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,114)	—
Contract charges	(325)	(1,858)	(993)	(3,889)	(1,568)
Contract terminations:
Surrender benefits	(14,377)	(652,727)	(187,999)	(623,803)	(245,420)
Death benefits	—	(39,650)	(19,873)	(101,400)	(30,993)
Increase (decrease) from contract transactions	(83,862)	(691,135)	(148,558)	(1,459,509)	(440,127)
Net assets at beginning of year	396,589	3,658,256	1,697,489	6,359,123	1,724,585
Net assets at end of year	$288,541	$2,996,597	$1,519,153	$4,919,892	$1,157,510

Accumulation unit activity
Units outstanding at beginning of year	288,129	2,811,197	752,097	2,274,992	1,149,163
Contract purchase payments	21,946	27,404	10,856	38,697	11,410
Net transfers(1)	(72,399)	(27,487)	12,272	(374,022)	(121,510)
Transfers for policy loans	—	2,318	510	(740)	(1,501)
Contract charges	(238)	(1,353)	(406)	(1,327)	(1,079)
Contract terminations:
Surrender benefits	(10,472)	(471,689)	(77,158)	(207,354)	(166,466)
Death benefits	—	(29,795)	(9,115)	(43,146)	(22,190)
Units outstanding at end of year	226,966	2,310,595	689,056	1,687,100	847,827

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

36	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	MS VIF Mid Cap Gro, Cl II	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
Operations
Investment income (loss) — net	$(16,154)	$(5,901)	$(1,450)	$(15,879)	$467,553
Net realized gain (loss) on sales of investments	46,059	32,577	(108)	350,327	(177,094)
Distributions from capital gains	346,933	—	4,537	503,417	—
Net change in unrealized appreciation or depreciation of investments	(253,971)	(167,195)	(14,724)	(1,803,145)	(1,009,349)
Net increase (decrease) in net assets resulting from operations	122,867	(140,519)	(11,745)	(965,280)	(718,890)

Contract transactions
Contract purchase payments	226,748	11,625	22,983	817,718	142,253
Net transfers(1)	125,033	50,162	13,377	213,756	(555,087)
Transfers for policy loans	399	241	—	(407)	3,773
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(1,930)
Contract charges	(949)	(1,241)	(19)	(1,478)	(16,763)
Contract terminations:
Surrender benefits	(224,935)	(100,486)	(1,091)	(1,183,026)	(2,381,216)
Death benefits	(77,334)	(4,279)	(13,516)	(83,227)	(140,072)
Increase (decrease) from contract transactions	48,962	(43,978)	21,734	(236,664)	(2,949,042)
Net assets at beginning of year	1,411,963	845,933	134,500	7,054,850	14,781,484
Net assets at end of year	$1,583,792	$661,436	$144,489	$5,852,906	$11,113,552

Accumulation unit activity
Units outstanding at beginning of year	660,549	628,403	138,511	2,939,047	9,372,081
Contract purchase payments	91,546	8,519	24,514	362,316	99,289
Net transfers(1)	50,888	41,379	14,020	84,358	(371,252)
Transfers for policy loans	150	172	—	(319)	2,421
Contract charges	(384)	(974)	(20)	(617)	(10,798)
Contract terminations:
Surrender benefits	(91,079)	(78,922)	(1,115)	(479,528)	(1,540,553)
Death benefits	(28,531)	(3,167)	(14,386)	(36,000)	(90,900)
Units outstanding at end of year	683,139	595,410	161,524	2,869,257	7,460,288

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	37

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
Operations
Investment income (loss) — net	$(36,796)	$104,297	$819	$20,896	$1,264
Net realized gain (loss) on sales of investments	109,321	(26,564)	1,937	(3,578)	6,686
Distributions from capital gains	511,314	—	13,394	22,198	194,526
Net change in unrealized appreciation or depreciation of investments	(979,401)	(404,146)	(27,101)	(56,303)	(212,822)
Net increase (decrease) in net assets resulting from operations	(395,562)	(326,413)	(10,951)	(16,787)	(10,346)

Contract transactions
Contract purchase payments	286,310	138,735	22,498	268,896	6,010
Net transfers(1)	32,027	(153,934)	29,274	448,913	(6,703)
Transfers for policy loans	(7,769)	(6,125)	—	719	879
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,180)	(6,079)	(54)	(380)	(1,108)
Contract terminations:
Surrender benefits	(572,357)	(625,591)	(1,541)	(88,171)	(144,269)
Death benefits	(100,888)	(67,155)	—	—	(14,822)
Increase (decrease) from contract transactions	(363,857)	(720,149)	50,177	629,977	(160,013)
Net assets at beginning of year	4,016,322	5,559,233	121,346	1,244,762	1,221,927
Net assets at end of year	$3,256,903	$4,512,671	$160,572	$1,857,952	$1,051,568

Accumulation unit activity
Units outstanding at beginning of year	1,554,859	3,469,416	107,624	1,181,583	463,360
Contract purchase payments	110,161	89,539	20,172	266,838	2,215
Net transfers(1)	15,981	(98,539)	26,376	442,570	(2,770)
Transfers for policy loans	(2,997)	(4,017)	—	711	324
Contract charges	(444)	(3,889)	(49)	(379)	(397)
Contract terminations:
Surrender benefits	(207,642)	(398,688)	(1,409)	(85,920)	(52,784)
Death benefits	(36,195)	(43,527)	—	—	(5,470)
Units outstanding at end of year	1,433,723	3,010,295	152,714	1,805,403	404,478

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

38	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IB	Temp Global Bond, Cl 2	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$3,803	$(6,628)	$(16,388)	$9,606	$(484,339)
Net realized gain (loss) on sales of investments	10,244	47,225	(9,861)	(2,324)	3,036,408
Distributions from capital gains	—	87,455	—	—	—
Net change in unrealized appreciation or depreciation of investments	(138,415)	(147,380)	40,488	(104,170)	(7,075,792)
Net increase (decrease) in net assets resulting from operations	(124,368)	(19,328)	14,239	(96,888)	(4,523,723)

Contract transactions
Contract purchase payments	7,210	10,281	154,185	111,931	1,540,451
Net transfers(1)	(2,226)	150,806	(22,995)	63,460	(3,247,902)
Transfers for policy loans	119	4,346	162	280	23,334
Adjustments to net assets allocated to contracts in payment period	(313)	—	—	—	—
Contract charges	(493)	(503)	(713)	(140)	(230,000)
Contract terminations:
Surrender benefits	(76,178)	(115,330)	(154,219)	(39,141)	(3,407,904)
Death benefits	(2,046)	(2,081)	(44,518)	(2,148)	(189,736)
Increase (decrease) from contract transactions	(73,927)	47,519	(68,098)	134,242	(5,511,757)
Net assets at beginning of year	694,698	722,058	1,603,979	525,012	53,063,585
Net assets at end of year	$496,403	$750,249	$1,550,120	$562,366	$43,028,105

Accumulation unit activity
Units outstanding at beginning of year	367,362	283,442	1,668,885	604,909	28,834,355
Contract purchase payments	3,984	3,945	159,865	139,238	844,157
Net transfers(1)	(1,220)	56,481	(23,697)	81,847	(1,771,226)
Transfers for policy loans	67	1,594	170	360	13,181
Contract charges	(274)	(187)	(750)	(187)	(126,146)
Contract terminations:
Surrender benefits	(41,300)	(42,104)	(159,869)	(44,486)	(1,853,300)
Death benefits	(1,075)	(768)	(45,982)	(2,646)	(99,437)
Units outstanding at end of year	327,544	302,403	1,598,622	779,035	25,841,584

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	39

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Operations
Investment income (loss) — net	$(473,351)	$(385,729)	$(358,019)	$(25,376)	$(41,047)
Net realized gain (loss) on sales of investments	4,705,598	1,232,512	2,265,625	(1,887)	(722)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(8,520,875)	(2,236,397)	(3,265,928)	(230,840)	(341,877)
Net increase (decrease) in net assets resulting from operations	(4,288,628)	(1,389,614)	(1,358,322)	(258,103)	(383,646)

Contract transactions
Contract purchase payments	870,921	1,278,285	67,099	3,423,940	3,968,560
Net transfers(1)	(3,051,790)	(140,198)	(748,361)	426,036	2,872,206
Transfers for policy loans	(14,564)	8,460	(10,239)	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(330,810)	(251,043)	(214,641)	(11,708)	(23,019)
Contract terminations:
Surrender benefits	(6,631,696)	(4,995,122)	(8,371,084)	(10,176)	(21,491)
Death benefits	(491,205)	(2,156,825)	(1,113,102)	—	(22,310)
Increase (decrease) from contract transactions	(9,649,144)	(6,256,443)	(10,390,328)	3,828,092	6,773,946
Net assets at beginning of year	56,004,331	38,139,751	42,343,933	720,585	1,527,423
Net assets at end of year	$42,066,559	$30,493,694	$30,595,283	$4,290,574	$7,917,723

Accumulation unit activity
Units outstanding at beginning of year	30,329,085	29,849,988	32,894,001	695,987	1,464,321
Contract purchase payments	474,347	1,022,124	52,874	3,339,930	3,780,901
Net transfers(1)	(1,613,250)	(184,713)	(563,176)	405,708	2,771,166
Transfers for policy loans	(7,513)	6,673	(7,893)	—	—
Contract charges	(180,631)	(200,093)	(169,023)	(11,333)	(22,176)
Contract terminations:
Surrender benefits	(3,566,125)	(3,949,722)	(6,581,322)	(9,897)	(20,557)
Death benefits	(274,404)	(1,766,554)	(892,665)	—	(21,838)
Units outstanding at end of year	25,161,509	24,777,703	24,732,796	4,420,395	7,951,817

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

40	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Operations
Investment income (loss) — net	$(369,723)	$(891,140)	$(5,316,673)	$(10,064,752)	$(4,590,164)
Net realized gain (loss) on sales of investments	538,246	1,219,327	5,788,933	10,608,965	14,868,960
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,365,311)	(4,883,655)	(47,539,880)	(67,508,291)	(39,105,295)
Net increase (decrease) in net assets resulting from operations	(1,196,788)	(4,555,468)	(47,067,620)	(66,964,078)	(28,826,499)

Contract transactions
Contract purchase payments	2,709,366	10,247,753	50,619,377	74,829,971	12,032,814
Net transfers(1)	6,149,172	(1,724,545)	1,795,353	(7,335,238)	14,048,792
Transfers for policy loans	—	—	(12,122)	15,992	(88,349)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(30,389)
Contract charges	(380,573)	(847,284)	(5,731,533)	(10,956,674)	(3,603,240)
Contract terminations:
Surrender benefits	(5,777,992)	(3,306,332)	(19,823,517)	(32,533,308)	(42,235,013)
Death benefits	(815,587)	(1,181,083)	(2,647,204)	(5,046,636)	(3,613,275)
Increase (decrease) from contract transactions	1,884,386	3,188,509	24,200,354	18,974,107	(23,488,660)
Net assets at beginning of year	31,922,733	82,765,259	517,726,632	955,177,465	460,518,906
Net assets at end of year	$32,610,331	$81,398,300	$494,859,366	$907,187,494	$408,203,747

Accumulation unit activity
Units outstanding at beginning of year	28,772,968	70,376,417	398,166,166	734,385,632	295,267,169
Contract purchase payments	2,473,600	8,782,043	38,443,882	57,875,031	7,846,407
Net transfers(1)	5,644,538	(1,484,369)	1,027,638	(6,332,585)	8,980,362
Transfers for policy loans	—	—	(7,402)	12,192	(55,941)
Contract charges	(348,475)	(728,296)	(4,426,578)	(8,482,665)	(2,336,369)
Contract terminations:
Surrender benefits	(5,289,759)	(2,852,517)	(15,560,371)	(25,893,772)	(27,295,756)
Death benefits	(751,024)	(1,019,902)	(2,108,785)	(3,878,524)	(2,382,371)
Units outstanding at end of year	30,501,848	73,073,376	415,534,550	747,685,309	280,023,501

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	41

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Operations
Investment income (loss) — net	$(5,379,802)	$(2,079,775)	$(1,700,493)	$(898,445)	$(995,215)
Net realized gain (loss) on sales of investments	39,489,227	11,038,309	16,936,927	3,188,905	7,059,613
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(68,555,735)	(24,881,281)	(28,501,903)	(6,614,285)	(10,945,874)
Net increase (decrease) in net assets resulting from operations	(34,446,310)	(15,922,747)	(13,265,469)	(4,323,825)	(4,881,476)

Contract transactions
Contract purchase payments	1,562,694	9,291,981	1,643,497	2,605,669	625,496
Net transfers(1)	409,007	(7,370,585)	(7,508,089)	(1,132,503)	(1,717,150)
Transfers for policy loans	(4,783)	(57,402)	59,774	11,491	12,893
Adjustments to net assets allocated to contracts in payment period	—	(27,570)	—	(24,526)	—
Contract charges	(3,798,991)	(1,429,422)	(1,097,229)	(601,099)	(611,320)
Contract terminations:
Surrender benefits	(88,763,792)	(19,096,521)	(29,706,810)	(8,560,797)	(16,855,516)
Death benefits	(6,701,057)	(1,969,598)	(1,769,949)	(822,462)	(1,764,018)
Increase (decrease) from contract transactions	(97,296,922)	(20,659,117)	(38,378,806)	(8,524,227)	(20,309,615)
Net assets at beginning of year	619,028,863	219,806,104	204,731,279	91,299,448	114,672,278
Net assets at end of year	$487,285,631	$183,224,240	$153,087,004	$78,451,396	$89,481,187

Accumulation unit activity
Units outstanding at beginning of year	394,228,396	129,246,952	119,707,299	64,661,353	80,729,371
Contract purchase payments	999,810	5,512,477	966,198	1,895,502	443,660
Net transfers(1)	233,039	(4,380,376)	(4,367,501)	(814,859)	(1,246,160)
Transfers for policy loans	(3,438)	(34,554)	35,011	8,023	9,076
Contract charges	(2,441,463)	(844,858)	(644,427)	(431,570)	(435,760)
Contract terminations:
Surrender benefits	(56,915,238)	(11,234,887)	(17,390,472)	(6,164,997)	(11,932,475)
Death benefits	(4,292,371)	(1,166,308)	(1,065,390)	(594,297)	(1,256,301)
Units outstanding at end of year	331,808,735	117,098,446	97,240,718	58,559,155	66,311,411

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

42	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl
Operations
Investment income (loss) — net	$(39,343)	$(79,787)	$(638,949)	$(539,387)	$112,539
Net realized gain (loss) on sales of investments	538,889	48,193	293,731	186,709	6,513
Distributions from capital gains	—	—	—	—	1,121,809
Net change in unrealized appreciation or depreciation of investments	(1,071,776)	(317,380)	(4,541,419)	(2,686,185)	(2,993,818)
Net increase (decrease) in net assets resulting from operations	(572,230)	(348,974)	(4,886,637)	(3,038,863)	(1,752,957)

Contract transactions
Contract purchase payments	40,598	4,319,285	30,666,194	20,334,032	109,051
Net transfers(1)	(238,133)	1,428,830	14,289,691	10,621,573	(246,974)
Transfers for policy loans	(1,533)	—	—	—	(5,403)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(1,064)
Contract charges	(8,981)	(60,331)	(636,851)	(476,819)	(10,168)
Contract terminations:
Surrender benefits	(641,541)	(80,660)	(1,077,022)	(606,203)	(1,336,934)
Death benefits	(63,240)	—	(97,316)	—	(159,700)
Increase (decrease) from contract transactions	(912,830)	5,607,124	43,144,696	29,872,583	(1,651,192)
Net assets at beginning of year	5,013,986	5,001,195	46,873,581	38,748,277	11,001,315
Net assets at end of year	$3,528,926	$10,259,345	$85,131,640	$65,581,997	$7,597,166

Accumulation unit activity
Units outstanding at beginning of year	1,582,085	4,497,385	38,686,387	33,345,523	4,065,673
Contract purchase payments	13,823	3,877,203	24,988,342	17,405,287	42,065
Net transfers(1)	(75,378)	1,322,582	11,678,006	9,167,909	(106,580)
Transfers for policy loans	(338)	—	—	—	(2,407)
Contract charges	(2,946)	(54,576)	(520,531)	(409,689)	(3,831)
Contract terminations:
Surrender benefits	(192,687)	(72,627)	(874,951)	(518,812)	(525,803)
Death benefits	(19,272)	—	(80,603)	—	(68,894)
Units outstanding at end of year	1,305,287	9,569,967	73,876,650	58,990,218	3,400,223

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	43

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(121,083)	$3,013	$206,243	$(18,854)	$(38,725)
Net realized gain (loss) on sales of investments	(338,650)	41,510	(8,948)	99,732	185,900
Distributions from capital gains	3,532,955	134,700	462,229	244,257	359,947
Net change in unrealized appreciation or depreciation of investments	(3,021,150)	(254,487)	(1,017,130)	(505,085)	(502,716)
Net increase (decrease) in net assets resulting from operations	52,072	(75,264)	(357,606)	(179,950)	4,406

Contract transactions
Contract purchase payments	135,129	39,496	17,397	29,153	271,608
Net transfers(1)	(825,306)	84,692	(6,409)	56,545	235,153
Transfers for policy loans	3,594	13,363	975	—	1,641
Adjustments to net assets allocated to contracts in payment period	(1,696)	—	(1,225)	(6,057)	—
Contract charges	(12,896)	(1,486)	(2,761)	(1,224)	(1,580)
Contract terminations:
Surrender benefits	(2,668,793)	(87,963)	(223,772)	(330,573)	(522,776)
Death benefits	(110,470)	—	(34,209)	(6,506)	(71,758)
Increase (decrease) from contract transactions	(3,480,438)	48,102	(250,004)	(258,662)	(87,712)
Net assets at beginning of year	15,456,600	1,966,644	2,232,275	2,746,866	3,547,597
Net assets at end of year	$12,028,234	$1,939,482	$1,624,665	$2,308,254	$3,464,291

Accumulation unit activity
Units outstanding at beginning of year	4,358,636	801,681	1,395,551	944,537	1,248,618
Contract purchase payments	34,159	15,769	11,086	10,783	82,986
Net transfers(1)	(237,993)	37,382	246	20,284	67,827
Transfers for policy loans	414	5,400	669	—	529
Contract charges	(3,303)	(596)	(1,900)	(432)	(499)
Contract terminations:
Surrender benefits	(730,062)	(36,068)	(149,184)	(108,699)	(162,844)
Death benefits	(33,452)	—	(20,430)	(2,517)	(23,009)
Units outstanding at end of year	3,388,399	823,568	1,236,038	863,956	1,213,608

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

44	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$14,080
Net realized gain (loss) on sales of investments	(2,017)
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	(31,390)
Net increase (decrease) in net assets resulting from operations	(19,327)

Contract transactions
Contract purchase payments	13,486
Net transfers(1)	11,212
Transfers for policy loans	7
Adjustments to net assets allocated to contracts in payment period	—
Contract charges	(32)
Contract terminations:
Surrender benefits	(42,682)
Death benefits	(6,069)
Increase (decrease) from contract transactions	(24,078)
Net assets at beginning of year	395,413
Net assets at end of year	$352,008

Accumulation unit activity
Units outstanding at beginning of year	350,059
Contract purchase payments	12,332
Net transfers(1)	10,233
Transfers for policy loans	6
Contract charges	(29)
Contract terminations:
Surrender benefits	(38,474)
Death benefits	(5,505)
Units outstanding at end of year	328,622

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	45

Statements of Changes in Net Assets

Year ended December 31, 2017	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$3,142	$(5,953)	$20,350	$66,366	$20,339
Net realized gain (loss) on sales of investments	1,466	138,980	250,134	(15,856)	46,014
Distributions from capital gains	—	—	451,333	—	—
Net change in unrealized appreciation or depreciation of investments	47,896	149,092	107,994	1,452,977	(121,905)
Net increase (decrease) in net assets resulting from operations	52,504	282,119	829,811	1,503,487	(55,552)

Contract transactions
Contract purchase payments	190,456	8,381	39,874	141,240	121,274
Net transfers(1)	(2,837)	(109,256)	187,721	(486,102)	(139,669)
Transfers for policy loans	—	(139)	6,369	(684)	(1,047)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,343)	—
Contract charges	(59)	(1,205)	(3,188)	(9,466)	(1,053)
Contract terminations:
Surrender benefits	(7,416)	(232,155)	(661,606)	(1,043,877)	(395,453)
Death benefits	(684)	(35,747)	(5,949)	(110,095)	(17,184)
Increase (decrease) from contract transactions	179,460	(370,121)	(436,779)	(1,511,327)	(433,132)
Net assets at beginning of year	346,509	948,819	4,935,856	6,753,464	2,665,516
Net assets at end of year	$578,473	$860,817	$5,328,888	$6,745,624	$2,176,832

Accumulation unit activity
Units outstanding at beginning of year	314,587	663,095	2,408,243	4,875,255	2,632,421
Contract purchase payments	161,214	4,897	17,789	93,268	121,695
Net transfers(1)	(2,331)	(64,905)	101,711	(311,532)	(147,950)
Transfers for policy loans	—	(99)	2,840	(3,735)	(1,023)
Contract charges	(51)	(696)	(1,463)	(5,557)	(1,052)
Contract terminations:
Surrender benefits	(6,136)	(134,490)	(304,569)	(704,065)	(397,934)
Death benefits	(565)	(22,102)	(2,808)	(82,043)	(17,242)
Units outstanding at end of year	466,718	445,700	2,221,743	3,861,591	2,188,915

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

46	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$(1,295)	$18,493	$(16,974)	$78,168	$10,285
Net realized gain (loss) on sales of investments	57,719	448,101	410,776	1,335,027	(15,178)
Distributions from capital gains	—	86,267	124,223	—	46,864
Net change in unrealized appreciation or depreciation of investments	236,332	(138,563)	138,012	(398,182)	433,127
Net increase (decrease) in net assets resulting from operations	292,756	414,298	656,037	1,015,013	475,098

Contract transactions
Contract purchase payments	18,884	72,768	14,475	738,969	429,610
Net transfers(1)	(28,241)	(69,657)	(305,513)	(1,062,730)	(135,012)
Transfers for policy loans	(1,681)	5,533	(337)	(3,025)	29
Adjustments to net assets allocated to contracts in payment period	(183)	—	—	(1,867)	—
Contract charges	(592)	(2,175)	(3,329)	(6,708)	(2,129)
Contract terminations:
Surrender benefits	(171,267)	(1,236,434)	(748,728)	(2,542,424)	(592,043)
Death benefits	(6,412)	(36,005)	(12,839)	(188,678)	(48,261)
Increase (decrease) from contract transactions	(189,492)	(1,265,970)	(1,056,271)	(3,066,463)	(347,806)
Net assets at beginning of year	1,065,282	4,582,947	2,417,172	15,707,685	3,981,030
Net assets at end of year	$1,168,546	$3,731,275	$2,016,938	$13,656,235	$4,108,322

Accumulation unit activity
Units outstanding at beginning of year	685,492	1,953,810	1,207,389	6,580,532	3,362,486
Contract purchase payments	10,043	28,953	6,127	335,567	336,060
Net transfers(1)	(16,452)	(21,534)	(107,500)	(430,067)	(108,601)
Transfers for policy loans	(911)	2,540	(187)	(1,830)	24
Contract charges	(333)	(908)	(1,372)	(2,729)	(1,678)
Contract terminations:
Surrender benefits	(96,406)	(493,739)	(327,186)	(1,062,589)	(466,303)
Death benefits	(3,129)	(14,253)	(5,116)	(73,154)	(38,228)
Units outstanding at end of year	578,304	1,454,869	772,155	5,345,730	3,083,760

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	47

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$8,084	$(259,500)	$15,584	$(23,466)	$(209,226)
Net realized gain (loss) on sales of investments	61,074	767,777	(9,798)	54,469	1,497,660
Distributions from capital gains	7,959	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	17,035	2,456,376	(3,402)	372,422	2,677,708
Net increase (decrease) in net assets resulting from operations	94,152	2,964,653	2,384	403,425	3,966,142

Contract transactions
Contract purchase payments	6,740	6,036,102	20,544	429,127	204,390
Net transfers(1)	(6,596)	4,348,387	87,383	460,057	(645,899)
Transfers for policy loans	1,154	983	—	914	35,504
Adjustments to net assets allocated to contracts in payment period	—	(126,752)	—	—	(27,181)
Contract charges	(802)	(10,466)	(58)	(496)	(24,372)
Contract terminations:
Surrender benefits	(477,877)	(2,518,900)	(69,667)	(183,305)	(2,104,190)
Death benefits	—	(184,996)	—	(15,637)	(336,850)
Increase (decrease) from contract transactions	(477,381)	7,544,358	38,202	690,660	(2,898,598)
Net assets at beginning of year	1,113,509	18,217,663	260,813	1,730,990	18,817,076
Net assets at end of year	$730,280	$28,726,674	$301,399	$2,825,075	$19,884,620

Accumulation unit activity
Units outstanding at beginning of year	717,294	9,177,709	429,079	1,171,940	9,846,669
Contract purchase payments	4,125	3,250,358	34,508	260,718	103,001
Net transfers(1)	(3,556)	2,409,283	149,459	284,903	(341,566)
Transfers for policy loans	702	(684)	—	561	16,457
Contract charges	(489)	(5,125)	(97)	(305)	(12,500)
Contract terminations:
Surrender benefits	(297,044)	(1,237,586)	(119,418)	(114,710)	(998,649)
Death benefits	—	(81,878)	—	(9,500)	(154,500)
Units outstanding at end of year	421,032	13,512,077	493,531	1,593,607	8,458,912

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

48	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3
Operations
Investment income (loss) — net	$(1,686)	$(271,256)	$18,372	$(86,090)	$(61,425)
Net realized gain (loss) on sales of investments	(376)	2,978,823	5,066	699,661	(359,856)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,859	723,946	29,343	2,894,597	724,099
Net increase (decrease) in net assets resulting from operations	797	3,431,513	52,781	3,508,168	302,818

Contract transactions
Contract purchase payments	106,153	356,200	66,796	108,070	47,141
Net transfers(1)	7,846	(900,185)	70,776	(451,741)	(154,689)
Transfers for policy loans	—	(193)	25	12,887	3,737
Adjustments to net assets allocated to contracts in payment period	—	(27,110)	—	(2,744)	(880)
Contract charges	(20)	(20,933)	(252)	(11,892)	(10,236)
Contract terminations:
Surrender benefits	(15,227)	(4,806,059)	(84,577)	(1,445,852)	(911,693)
Death benefits	—	(399,980)	(4,345)	(94,575)	(125,711)
Increase (decrease) from contract transactions	98,752	(5,798,260)	48,423	(1,885,847)	(1,152,331)
Net assets at beginning of year	75,100	29,269,780	464,474	8,089,583	6,698,658
Net assets at end of year	$174,649	$26,903,033	$565,678	$9,711,904	$5,849,145

Accumulation unit activity
Units outstanding at beginning of year	86,353	12,215,202	474,604	4,305,002	4,629,846
Contract purchase payments	121,497	137,676	63,750	48,584	30,740
Net transfers(1)	8,689	(346,254)	69,205	(196,609)	(107,750)
Transfers for policy loans	—	(1,182)	23	6,438	1,978
Contract charges	(23)	(8,972)	(240)	(4,912)	(6,959)
Contract terminations:
Surrender benefits	(17,149)	(1,946,557)	(79,964)	(588,128)	(600,263)
Death benefits	—	(166,768)	(4,137)	(44,903)	(89,742)
Units outstanding at end of year	199,367	9,883,145	523,241	3,525,472	3,857,850

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	49

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$(77,892)	$527,731	$467,132	$412,150	$(37,740)
Net realized gain (loss) on sales of investments	219	82,677	(348,167)	(58,424)	597,148
Distributions from capital gains	—	—	—	203,506	—
Net change in unrealized appreciation or depreciation of investments	(218)	36,388	382,941	117,027	465,308
Net increase (decrease) in net assets resulting from operations	(77,891)	646,796	501,906	674,259	1,024,716

Contract transactions
Contract purchase payments	313,068	84,699	102,851	201,082	86,478
Net transfers(1)	5,814,272	260,209	(278,463)	(868,985)	(374,084)
Transfers for policy loans	8,773	(1,598)	1,754	12,611	10,054
Adjustments to net assets allocated to contracts in payment period	(1,354)	(7,358)	(1,828)	(20,050)	—
Contract charges	(9,719)	(7,342)	(14,763)	(33,351)	(4,849)
Contract terminations:
Surrender benefits	(5,347,462)	(2,618,670)	(1,622,425)	(3,975,543)	(907,470)
Death benefits	(53,721)	(119,610)	(154,248)	(314,288)	(22,294)
Increase (decrease) from contract transactions	723,857	(2,409,670)	(1,967,122)	(4,998,524)	(1,212,165)
Net assets at beginning of year	11,808,467	12,480,201	10,095,633	26,087,453	4,293,724
Net assets at end of year	$12,454,433	$10,717,327	$8,630,417	$21,763,188	$4,106,275

Accumulation unit activity
Units outstanding at beginning of year	11,192,362	5,085,662	5,229,001	15,587,625	3,814,854
Contract purchase payments	297,398	33,838	50,075	116,310	80,416
Net transfers(1)	5,578,751	120,383	(137,849)	(500,208)	(309,529)
Transfers for policy loans	7,671	(554)	917	6,913	9,013
Contract charges	(9,324)	(2,926)	(7,309)	(20,039)	(3,657)
Contract terminations:
Surrender benefits	(4,999,184)	(1,060,337)	(816,654)	(2,342,988)	(605,248)
Death benefits	(48,476)	(45,658)	(78,630)	(191,333)	(16,528)
Units outstanding at end of year	12,019,198	4,130,408	4,239,551	12,656,280	2,969,321

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

50	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$(186,995)	$31,710	$18,950	$(40,587)	$(25,408)
Net realized gain (loss) on sales of investments	558,746	(16,151)	2,312	279,507	290,064
Distributions from capital gains	—	—	3,312	—	—
Net change in unrealized appreciation or depreciation of investments	3,118,570	3,781	52,508	456,794	57,067
Net increase (decrease) in net assets resulting from operations	3,490,321	19,340	77,082	695,714	321,723

Contract transactions
Contract purchase payments	4,171,998	174,325	40,223	45,761	39,815
Net transfers(1)	3,073,561	1,259,354	10,770	(4,002)	(81,918)
Transfers for policy loans	1,784	(3,291)	344	5,748	(1,378)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(3,315)	—
Contract charges	(4,583)	(1,268)	(268)	(1,752)	(2,417)
Contract terminations:
Surrender benefits	(1,354,134)	(504,526)	(69,693)	(465,488)	(482,141)
Death benefits	(51,542)	(89,833)	(21,381)	(72,692)	(21,515)
Increase (decrease) from contract transactions	5,837,084	834,761	(40,005)	(495,740)	(549,554)
Net assets at beginning of year	13,709,812	2,474,766	802,219	3,460,758	2,912,990
Net assets at end of year	$23,037,217	$3,328,867	$839,296	$3,660,732	$2,685,159

Accumulation unit activity
Units outstanding at beginning of year	7,361,721	2,328,592	802,241	2,023,495	1,332,416
Contract purchase payments	2,104,511	161,780	37,853	23,692	16,968
Net transfers(1)	1,607,168	1,180,853	8,954	(7,288)	(35,054)
Transfers for policy loans	243	(3,385)	323	3,173	(667)
Contract charges	(2,304)	(1,198)	(254)	(887)	(1,057)
Contract terminations:
Surrender benefits	(675,776)	(472,523)	(65,194)	(241,670)	(206,861)
Death benefits	(25,694)	(82,834)	(20,246)	(39,297)	(11,152)
Units outstanding at end of year	10,369,869	3,111,285	763,677	1,761,218	1,094,593

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	51

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Operations
Investment income (loss) — net	$47,753	$(9,858)	$(17,917)	$78,409	$67,662
Net realized gain (loss) on sales of investments	165,632	124,891	193,444	5,625	(135,633)
Distributions from capital gains	—	—	—	2,785	—
Net change in unrealized appreciation or depreciation of investments	1,004,226	70,397	38,247	11,594	70,906
Net increase (decrease) in net assets resulting from operations	1,217,611	185,430	213,774	98,413	2,935

Contract transactions
Contract purchase payments	87,780	18,391	21,073	46,059	20,169
Net transfers(1)	(188,801)	202,443	(42,429)	(140,376)	5,062
Transfers for policy loans	5,511	721	1,729	1,855	(38)
Adjustments to net assets allocated to contracts in payment period	(6,098)	—	(741)	(6,126)	—
Contract charges	(3,190)	(539)	(1,255)	(2,841)	(701)
Contract terminations:
Surrender benefits	(821,661)	(271,223)	(375,014)	(643,787)	(112,667)
Death benefits	(40,042)	(4,150)	(13,189)	(127,698)	(5,494)
Increase (decrease) from contract transactions	(966,501)	(54,357)	(409,826)	(872,914)	(93,669)
Net assets at beginning of year	5,037,846	966,849	2,069,559	4,496,627	896,113
Net assets at end of year	$5,288,956	$1,097,922	$1,873,507	$3,722,126	$805,379

Accumulation unit activity
Units outstanding at beginning of year	3,892,274	468,272	826,269	3,479,686	1,727,107
Contract purchase payments	63,410	8,652	7,631	34,102	39,828
Net transfers(1)	(135,227)	95,636	(18,679)	(108,284)	11,141
Transfers for policy loans	4,135	337	676	1,159	(2)
Contract charges	(2,252)	(247)	(478)	(2,194)	(1,397)
Contract terminations:
Surrender benefits	(556,909)	(123,951)	(152,293)	(494,180)	(222,691)
Death benefits	(24,741)	(1,874)	(4,805)	(95,183)	(11,013)
Units outstanding at end of year	3,240,690	446,825	658,321	2,815,106	1,542,973

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

52	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$(3,377)	$94,164	$897	$(73,642)	$(19,234)
Net realized gain (loss) on sales of investments	(29,709)	(558,715)	9,627	649,056	323,206
Distributions from capital gains	—	59,159	—	—	—
Net change in unrealized appreciation or depreciation of investments	23,913	509,297	115,123	1,653,727	66,196
Net increase (decrease) in net assets resulting from operations	(9,173)	103,905	125,647	2,229,141	370,168

Contract transactions
Contract purchase payments	19,276	28,996	218,675	99,896	14,638
Net transfers(1)	167,338	257,735	162,772	(1,179,535)	(229,468)
Transfers for policy loans	500	28	434	2,635	(415)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(75)	(18,791)	(87)	(9,755)	(6,581)
Contract terminations:
Surrender benefits	(40,798)	(1,273,094)	(49,320)	(1,631,444)	(362,595)
Death benefits	(19,825)	(104,503)	—	(65,910)	(45,204)
Increase (decrease) from contract transactions	126,416	(1,109,629)	332,474	(2,784,113)	(629,625)
Net assets at beginning of year	451,546	7,365,103	399,326	7,793,581	2,237,647
Net assets at end of year	$568,789	$6,359,379	$857,447	$7,238,609	$1,978,190

Accumulation unit activity
Units outstanding at beginning of year	451,304	5,109,306	391,297	7,369,564	1,411,460
Contract purchase payments	20,075	19,889	187,909	81,051	8,448
Net transfers(1)	170,734	179,239	150,311	(909,896)	(134,413)
Transfers for policy loans	514	16	378	1,973	(255)
Contract charges	(78)	(12,961)	(75)	(7,854)	(3,784)
Contract terminations:
Surrender benefits	(42,492)	(876,814)	(43,121)	(1,288,528)	(206,642)
Death benefits	(20,711)	(73,051)	—	(54,368)	(26,659)
Units outstanding at end of year	579,346	4,345,624	686,699	5,191,942	1,048,155

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	53

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(8,989)	$(6,795)	$5,999	$165,679	$(55,858)
Net realized gain (loss) on sales of investments	106,543	(5,645)	(3,557)	3,160	1,338,890
Distributions from capital gains	—	159	—	—	1,474,660
Net change in unrealized appreciation or depreciation of investments	36,443	(2,355)	35,383	7,336	2,291,541
Net increase (decrease) in net assets resulting from operations	133,997	(14,636)	37,825	176,175	5,049,233

Contract transactions
Contract purchase payments	14,313	110,922	55,914	73,043	2,667,562
Net transfers(1)	80,483	55,652	38,652	(235,520)	(1,320,985)
Transfers for policy loans	597	(7,414)	434	2,208	(11,168)
Adjustments to net assets allocated to contracts in payment period	(1,182)	—	—	(587)	(10,946)
Contract charges	(659)	(2,967)	(176)	(6,890)	(15,102)
Contract terminations:
Surrender benefits	(220,075)	(281,801)	(108,229)	(1,198,164)	(3,921,066)
Death benefits	(571)	(135,137)	(2,401)	(145,894)	(101,174)
Increase (decrease) from contract transactions	(127,094)	(260,745)	(15,806)	(1,511,804)	(2,712,879)
Net assets at beginning of year	973,840	2,965,516	661,334	7,874,384	25,245,711
Net assets at end of year	$980,743	$2,690,135	$683,353	$6,538,755	$27,582,065

Accumulation unit activity
Units outstanding at beginning of year	406,303	2,991,418	675,552	5,824,033	13,607,070
Contract purchase payments	5,724	111,725	55,577	53,622	1,300,601
Net transfers(1)	33,251	53,504	38,766	(183,224)	(569,351)
Transfers for policy loans	241	(7,445)	425	1,584	(4,866)
Contract charges	(259)	(2,974)	(175)	(5,021)	(7,261)
Contract terminations:
Surrender benefits	(88,455)	(284,253)	(106,570)	(866,876)	(1,899,801)
Death benefits	(235)	(136,253)	(2,451)	(106,150)	(48,805)
Units outstanding at end of year	356,570	2,725,722	661,124	4,717,968	12,377,587

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

54	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$11,548	$(105,261)	$8,603	$57,596	$125,205
Net realized gain (loss) on sales of investments	484,250	730,305	145,014	8,382	(49,666)
Distributions from capital gains	203,830	1,128,466	3,058	13,726	—
Net change in unrealized appreciation or depreciation of investments	477,723	2,568,502	706,933	48,498	405,982
Net increase (decrease) in net assets resulting from operations	1,177,351	4,322,012	863,608	128,202	481,521

Contract transactions
Contract purchase payments	75,655	1,905,907	55,887	537,691	65,664
Net transfers(1)	(208,457)	(559,804)	(36,173)	457,271	(218,440)
Transfers for policy loans	7,829	8,292	(2,226)	1,090	5,984
Adjustments to net assets allocated to contracts in payment period	(5,983)	(2,258)	(248)	—	(881)
Contract charges	(4,790)	(19,006)	(2,039)	(587)	(4,550)
Contract terminations:
Surrender benefits	(1,233,192)	(3,169,819)	(683,921)	(276,666)	(1,090,177)
Death benefits	(75,305)	(148,829)	(21,343)	(19,980)	(59,873)
Increase (decrease) from contract transactions	(1,444,243)	(1,985,517)	(690,063)	698,819	(1,302,273)
Net assets at beginning of year	8,388,814	23,039,262	3,261,452	1,887,825	5,578,854
Net assets at end of year	$8,121,922	$25,375,757	$3,434,997	$2,714,846	$4,758,102

Accumulation unit activity
Units outstanding at beginning of year	3,750,383	7,631,340	2,234,929	1,805,160	3,202,463
Contract purchase payments	31,916	720,143	34,223	491,889	34,921
Net transfers(1)	(89,926)	(208,388)	(56,414)	420,838	(103,288)
Transfers for policy loans	3,309	1,205	(669)	996	2,431
Contract charges	(2,036)	(5,821)	(1,213)	(538)	(2,506)
Contract terminations:
Surrender benefits	(521,181)	(947,018)	(392,903)	(256,824)	(657,452)
Death benefits	(33,332)	(45,882)	(13,007)	(18,435)	(34,292)
Units outstanding at end of year	3,139,133	7,145,579	1,804,946	2,443,086	2,442,277

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	55

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Operations
Investment income (loss) — net	$62,012	$120,235	$(35,864)	$(15,044)	$1,928
Net realized gain (loss) on sales of investments	1,288	357,081	148,239	175,208	6
Distributions from capital gains	—	390,733	594,807	425,727	—
Net change in unrealized appreciation or depreciation of investments	97,225	(147,073)	57,376	194,565	3,236
Net increase (decrease) in net assets resulting from operations	160,525	720,976	764,558	780,456	5,170

Contract transactions
Contract purchase payments	521,872	634,387	750,264	65,930	16,519
Net transfers(1)	127,608	(778,120)	385,324	(409,332)	42,939
Transfers for policy loans	—	(1,251)	(2,621)	(288)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,972)	—
Contract charges	(436)	(5,482)	(3,569)	(8,094)	(75)
Contract terminations:
Surrender benefits	(164,252)	(1,660,504)	(1,451,135)	(1,109,142)	(5,708)
Death benefits	(12,160)	(186,558)	(71,030)	(41,336)	—
Increase (decrease) from contract transactions	472,632	(1,997,528)	(392,767)	(1,505,234)	53,675
Net assets at beginning of year	1,641,878	10,537,427	8,242,370	8,606,024	118,683
Net assets at end of year	$2,275,035	$9,260,875	$8,614,161	$7,881,246	$177,528

Accumulation unit activity
Units outstanding at beginning of year	1,427,310	5,369,380	2,702,168	2,154,865	130,496
Contract purchase payments	437,813	348,321	292,303	15,703	17,632
Net transfers(1)	107,853	(349,993)	132,514	(99,687)	46,252
Transfers for policy loans	—	(1,286)	(1,242)	(22)	—
Contract charges	(362)	(2,743)	(1,103)	(1,961)	(82)
Contract terminations:
Surrender benefits	(136,343)	(786,288)	(486,172)	(262,365)	(5,983)
Death benefits	(10,272)	(100,098)	(19,346)	(10,428)	—
Units outstanding at end of year	1,825,999	4,477,293	2,619,122	1,796,105	188,315

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

56	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$19,783	$(22,849)	$20,535	$64,540	$8,694
Net realized gain (loss) on sales of investments	480,719	241,134	1,208	464,296	105,654
Distributions from capital gains	497,596	194,846	40,043	263,902	41,349
Net change in unrealized appreciation or depreciation of investments	29,213	165,989	(1,863)	163,535	(61,962)
Net increase (decrease) in net assets resulting from operations	1,027,311	579,120	59,923	956,273	93,735

Contract transactions
Contract purchase payments	56,248	5,562	29,312	51,449	20,947
Net transfers(1)	(197,564)	(21,473)	90,884	(380,750)	(116,914)
Transfers for policy loans	628	834	—	6,757	227
Adjustments to net assets allocated to contracts in payment period	(421)	(595)	—	—	—
Contract charges	(9,830)	(9,737)	(194)	(17,186)	(589)
Contract terminations:
Surrender benefits	(1,104,908)	(424,726)	(75,015)	(808,557)	(177,558)
Death benefits	(46,483)	(32,774)	(14,882)	(57,741)	(11,478)
Increase (decrease) from contract transactions	(1,302,330)	(482,909)	30,105	(1,206,028)	(285,365)
Net assets at beginning of year	5,128,413	2,377,351	671,958	6,567,353	1,379,692
Net assets at end of year	$4,853,394	$2,473,562	$761,986	$6,317,598	$1,188,062

Accumulation unit activity
Units outstanding at beginning of year	2,816,123	1,575,603	625,194	3,386,218	763,750
Contract purchase payments	27,813	2,998	26,812	25,100	11,185
Net transfers(1)	(99,149)	(12,644)	80,324	(185,876)	(62,417)
Transfers for policy loans	320	470	—	3,386	121
Contract charges	(4,544)	(5,260)	(175)	(8,159)	(314)
Contract terminations:
Surrender benefits	(553,716)	(238,741)	(66,138)	(395,921)	(94,622)
Death benefits	(20,616)	(19,723)	(13,419)	(30,104)	(6,140)
Units outstanding at end of year	2,166,231	1,302,703	652,598	2,794,644	611,563

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	57

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy
Operations
Investment income (loss) — net	$(18,773)	$12,256	$(5,757)	$(9,358)	$1,721
Net realized gain (loss) on sales of investments	53,403	298,273	11,842	80,264	(67,113)
Distributions from capital gains	111,058	—	41,429	56,853	—
Net change in unrealized appreciation or depreciation of investments	175,547	559,942	84,162	196,490	138,564
Net increase (decrease) in net assets resulting from operations	321,235	870,471	131,676	324,249	73,172

Contract transactions
Contract purchase payments	20,954	70,542	5,675	7,571	9,491
Net transfers(1)	(119,516)	(300,445)	4,636	(53,144)	(134,428)
Transfers for policy loans	1,195	748	—	2,736	—
Adjustments to net assets allocated to contracts in payment period	(3,589)	(5,621)	—	—	—
Contract charges	(1,863)	(4,142)	(359)	(2,043)	(276)
Contract terminations:
Surrender benefits	(614,457)	(843,853)	(67,154)	(207,605)	(103,138)
Death benefits	(27,162)	(70,618)	(17,817)	(3,672)	(490)
Increase (decrease) from contract transactions	(744,438)	(1,153,389)	(75,019)	(256,157)	(228,841)
Net assets at beginning of year	2,313,647	4,279,894	652,763	1,031,754	567,252
Net assets at end of year	$1,890,444	$3,996,976	$709,420	$1,099,846	$411,583

Accumulation unit activity
Units outstanding at beginning of year	1,172,184	2,802,102	457,775	758,165	574,932
Contract purchase payments	9,518	42,232	3,540	4,695	9,345
Net transfers(1)	(55,445)	(168,199)	2,490	(32,249)	(129,813)
Transfers for policy loans	547	443	—	1,726	—
Contract charges	(848)	(2,478)	(224)	(1,123)	(258)
Contract terminations:
Surrender benefits	(278,072)	(490,386)	(42,557)	(128,135)	(96,954)
Death benefits	(12,644)	(43,470)	(11,216)	(1,461)	(439)
Units outstanding at end of year	835,240	2,140,244	409,808	601,618	356,813

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

58	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$13,112	$(6,917)	$9,584	$(24,348)	$(4,932)
Net realized gain (loss) on sales of investments	(3,743)	65,931	(83,570)	261,800	23,774
Distributions from capital gains	—	53,456	—	34,700	21,509
Net change in unrealized appreciation or depreciation of investments	10,559	191,053	422,349	549,382	48,290
Net increase (decrease) in net assets resulting from operations	19,928	303,523	348,363	821,534	88,641

Contract transactions
Contract purchase payments	47,085	1,753	26,960	249,646	20,914
Net transfers(1)	(11,464)	(37,047)	(70,454)	(483,643)	6,878
Transfers for policy loans	—	—	2,152	1,108	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(260)	(221)	(589)	(6,800)	(349)
Contract terminations:
Surrender benefits	(86,956)	(95,700)	(231,383)	(549,883)	(142,140)
Death benefits	(8,628)	—	(17,415)	(94,542)	(111,373)
Increase (decrease) from contract transactions	(60,223)	(131,215)	(290,729)	(884,114)	(226,070)
Net assets at beginning of year	930,929	746,045	1,286,803	3,444,016	534,018
Net assets at end of year	$890,634	$918,353	$1,344,437	$3,381,436	$396,589

Accumulation unit activity
Units outstanding at beginning of year	911,562	702,470	1,057,548	2,186,109	462,838
Contract purchase payments	45,177	1,342	18,539	140,856	16,371
Net transfers(1)	(11,333)	(32,162)	(50,432)	(267,369)	6,101
Transfers for policy loans	—	—	1,522	615	—
Contract charges	(250)	(171)	(417)	(3,746)	(280)
Contract terminations:
Surrender benefits	(83,787)	(71,421)	(165,362)	(301,993)	(107,613)
Death benefits	(8,251)	—	(13,051)	(53,727)	(89,288)
Units outstanding at end of year	853,118	600,058	848,347	1,700,745	288,129

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	59

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II
Operations
Investment income (loss) — net	$(17,583)	$(13,705)	$207,619	$30,014	$(13,326)
Net realized gain (loss) on sales of investments	207	37,119	100,010	112,591	(13,819)
Distributions from capital gains	188,702	33,309	—	—	—
Net change in unrealized appreciation or depreciation of investments	691,078	314,592	504,513	18,581	451,647
Net increase (decrease) in net assets resulting from operations	862,404	371,315	812,142	161,186	424,502

Contract transactions
Contract purchase payments	45,399	25,070	276,111	24,377	114,002
Net transfers(1)	(184,641)	(32,708)	238,569	(290,928)	(201,692)
Transfers for policy loans	4,968	6,302	(1,581)	1,017	175
Adjustments to net assets allocated to contracts in payment period	—	—	(2,112)	—	—
Contract charges	(1,921)	(1,070)	(4,515)	(2,235)	(918)
Contract terminations:
Surrender benefits	(444,458)	(268,393)	(909,687)	(443,028)	(122,869)
Death benefits	(21,550)	—	(112,019)	(22,313)	(499)
Increase (decrease) from contract transactions	(602,203)	(270,799)	(515,234)	(733,110)	(211,801)
Net assets at beginning of year	3,398,055	1,596,973	6,062,215	2,296,509	1,199,262
Net assets at end of year	$3,658,256	$1,697,489	$6,359,123	$1,724,585	$1,411,963

Accumulation unit activity
Units outstanding at beginning of year	3,315,059	879,867	2,387,102	1,661,526	763,767
Contract purchase payments	38,997	12,355	118,209	16,957	58,492
Net transfers(1)	(143,639)	(15,165)	145,189	(201,859)	(98,436)
Transfers for policy loans	4,121	3,245	(549)	691	59
Contract charges	(1,645)	(521)	(1,622)	(1,562)	(473)
Contract terminations:
Surrender benefits	(383,439)	(127,684)	(328,847)	(310,900)	(62,637)
Death benefits	(18,257)	—	(44,490)	(15,690)	(223)
Units outstanding at end of year	2,811,197	752,097	2,274,992	1,149,163	660,549

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

60	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
Operations
Investment income (loss) — net	$(3,296)	$(1,068)	$(16,694)	$166,178	$(12,469)
Net realized gain (loss) on sales of investments	90,282	(255)	243,640	(82,755)	118,254
Distributions from capital gains	—	—	—	—	209,161
Net change in unrealized appreciation or depreciation of investments	153,013	7,191	1,607,158	719,153	150,123
Net increase (decrease) in net assets resulting from operations	239,999	5,868	1,834,104	802,576	465,069

Contract transactions
Contract purchase payments	11,443	16,994	1,008,098	484,407	404,150
Net transfers(1)	(153,799)	16,628	(213,750)	(587,735)	121,684
Transfers for policy loans	(161)	—	1,700	(7,571)	(12)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,020)	—
Contract charges	(1,730)	(12)	(1,673)	(19,907)	(1,196)
Contract terminations:
Surrender benefits	(357,637)	(215)	(850,278)	(2,609,303)	(621,603)
Death benefits	(17,347)	—	(40,011)	(188,838)	(18,479)
Increase (decrease) from contract transactions	(519,231)	33,395	(95,914)	(2,930,967)	(115,456)
Net assets at beginning of year	1,125,165	95,237	5,316,660	16,909,875	3,666,709
Net assets at end of year	$845,933	$134,500	$7,054,850	$14,781,484	$4,016,322

Accumulation unit activity
Units outstanding at beginning of year	1,040,704	103,050	2,966,570	11,151,491	1,597,340
Contract purchase payments	9,102	17,902	504,802	389,627	170,776
Net transfers(1)	(132,952)	17,572	(100,756)	(375,348)	52,896
Transfers for policy loans	(171)	—	689	(4,734)	(96)
Contract charges	(1,373)	(13)	(786)	(12,611)	(488)
Contract terminations:
Surrender benefits	(273,455)	—	(413,809)	(1,655,111)	(257,825)
Death benefits	(13,452)	—	(17,663)	(121,233)	(7,744)
Units outstanding at end of year	628,403	138,511	2,939,047	9,372,081	1,554,859

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	61

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Operations
Investment income (loss) — net	$206,428	$1,283	$7,740	$(4,420)	$9,443
Net realized gain (loss) on sales of investments	(24,673)	644	(484)	44,880	6,564
Distributions from capital gains	—	—	—	129,965	—
Net change in unrealized appreciation or depreciation of investments	561,051	9,828	20,436	30,918	134,452
Net increase (decrease) in net assets resulting from operations	742,806	11,755	27,692	201,343	150,459

Contract transactions
Contract purchase payments	148,737	29,299	308,390	8,866	12,502
Net transfers(1)	(514,753)	32,443	236,727	(15,683)	(41,452)
Transfers for policy loans	(317)	—	352	(224)	115
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(310)
Contract charges	(7,664)	(64)	(365)	(1,050)	(581)
Contract terminations:
Surrender benefits	(1,421,637)	(21,139)	(36,892)	(389,246)	(41,965)
Death benefits	(74,246)	—	—	(17,568)	(411)
Increase (decrease) from contract transactions	(1,869,880)	40,539	508,212	(414,905)	(72,102)
Net assets at beginning of year	6,686,307	69,052	708,858	1,435,489	616,341
Net assets at end of year	$5,559,233	$121,346	$1,244,762	$1,221,927	$694,698

Accumulation unit activity
Units outstanding at beginning of year	4,684,268	68,518	677,165	622,377	409,193
Contract purchase payments	98,371	27,444	299,895	3,368	7,226
Net transfers(1)	(334,996)	31,398	230,289	(6,084)	(23,359)
Transfers for policy loans	(226)	—	346	(73)	68
Contract charges	(4,982)	(61)	(358)	(403)	(341)
Contract terminations:
Surrender benefits	(923,142)	(19,675)	(25,754)	(149,015)	(25,158)
Death benefits	(49,877)	—	—	(6,810)	(267)
Units outstanding at end of year	3,469,416	107,624	1,181,583	463,360	367,362

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

62	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Put VT Sus Leaders, Cl IB	Temp Global Bond, Cl 2	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(1,190)	$(15,719)	$14,198	$(499,694)	$(522,722)
Net realized gain (loss) on sales of investments	80,432	(11,852)	7,826	2,768,077	4,761,432
Distributions from capital gains	55,502	4,671	—	—	—
Net change in unrealized appreciation or depreciation of investments	48,699	32,600	18,711	6,119,156	4,956,847
Net increase (decrease) in net assets resulting from operations	183,443	9,700	40,735	8,387,539	9,195,557

Contract transactions
Contract purchase payments	17,148	177,535	40,032	2,255,569	947,185
Net transfers(1)	(12,987)	151,914	202,824	(5,212,990)	641,013
Transfers for policy loans	2,185	106	237	(42,781)	(32,222)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(639)	(730)	(162)	(270,087)	(369,097)
Contract terminations:
Surrender benefits	(118,706)	(165,277)	(107,246)	(2,369,958)	(9,346,090)
Death benefits	(31,284)	(17,828)	(11,716)	(368,298)	(466,112)
Increase (decrease) from contract transactions	(144,283)	145,720	123,969	(6,008,545)	(8,625,323)
Net assets at beginning of year	682,898	1,448,559	360,308	50,684,591	55,434,097
Net assets at end of year	$722,058	$1,603,979	$525,012	$53,063,585	$56,004,331

Accumulation unit activity
Units outstanding at beginning of year	343,601	1,519,904	459,225	32,439,041	35,344,478
Contract purchase payments	7,437	182,357	46,459	1,332,310	554,950
Net transfers(1)	(3,799)	154,492	235,435	(3,124,721)	375,376
Transfers for policy loans	920	109	276	(26,022)	(18,951)
Contract charges	(279)	(755)	(184)	(157,877)	(217,798)
Contract terminations:
Surrender benefits	(51,409)	(169,243)	(121,845)	(1,391,651)	(5,424,637)
Death benefits	(13,029)	(17,979)	(14,457)	(236,725)	(284,333)
Units outstanding at end of year	283,442	1,668,885	604,909	28,834,355	30,329,085

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	63

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2(2)	VP Man Risk US, Cl 2(2)	VP Man Vol Conserv, Cl 2
Operations
Investment income (loss) — net	$(414,327)	$(469,662)	$(1,299)	$(2,446)	$(338,625)
Net realized gain (loss) on sales of investments	1,701,349	3,100,312	36	52	355,557
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,108,860	337,336	17,133	35,651	2,088,699
Net increase (decrease) in net assets resulting from operations	2,395,882	2,967,986	15,870	33,257	2,105,631

Contract transactions
Contract purchase payments	2,264,610	314,544	317,680	1,426,756	2,465,357
Net transfers(1)	(1,763,446)	(7,936,615)	387,551	67,827	(3,090,287)
Transfers for policy loans	913	13,886	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(290,472)	(282,994)	(392)	(313)	(339,337)
Contract terminations:
Surrender benefits	(5,276,450)	(8,195,342)	(124)	(104)	(1,325,842)
Death benefits	(831,977)	(1,019,125)	—	—	(519,302)
Increase (decrease) from contract transactions	(5,896,822)	(17,105,646)	704,715	1,494,166	(2,809,411)
Net assets at beginning of year	41,640,691	56,481,593	—	—	32,626,513
Net assets at end of year	$38,139,751	$42,343,933	$720,585	$1,527,423	$31,922,733

Accumulation unit activity
Units outstanding at beginning of year	34,599,691	46,586,946	—	—	31,385,372
Contract purchase payments	1,819,633	250,846	313,497	1,397,942	2,294,129
Net transfers(1)	(1,429,812)	(6,352,708)	382,873	66,683	(2,877,819)
Transfers for policy loans	775	10,943	—	—	—
Contract charges	(233,044)	(226,280)	(383)	(304)	(314,296)
Contract terminations:
Surrender benefits	(4,236,005)	(6,540,862)	—	—	(1,234,013)
Death benefits	(671,250)	(834,884)	—	—	(480,405)
Units outstanding at end of year	29,849,988	32,894,001	695,987	1,464,321	28,772,968

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period September 18, 2017 (commencement of operations) to December 31, 2017.

See accompanying notes to financial statements.

64	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(787,955)	$(4,708,901)	$(9,133,864)	$(4,610,216)	$(6,060,835)
Net realized gain (loss) on sales of investments	617,406	3,637,606	7,665,135	12,524,755	39,957,161
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	7,227,384	71,872,295	110,322,185	42,989,776	39,430,834
Net increase (decrease) in net assets resulting from operations	7,056,835	70,801,000	108,853,456	50,904,315	73,327,160

Contract transactions
Contract purchase payments	10,818,334	40,257,246	72,121,230	13,460,215	1,646,906
Net transfers(1)	1,391,009	5,431,506	1,500,040	9,217,689	5,675,997
Transfers for policy loans	—	(9,598)	(17,329)	42,238	(28,681)
Adjustments to net assets allocated to contracts in payment period	—	—	—	69,805	—
Contract charges	(713,215)	(4,945,245)	(9,885,266)	(3,538,611)	(4,179,147)
Contract terminations:
Surrender benefits	(2,329,062)	(16,709,499)	(29,596,358)	(34,120,920)	(98,351,316)
Death benefits	(1,306,068)	(1,854,327)	(5,892,903)	(5,074,895)	(8,287,063)
Increase (decrease) from contract transactions	7,860,998	22,170,083	28,229,414	(19,944,479)	(103,523,304)
Net assets at beginning of year	67,847,426	424,755,549	818,094,595	429,559,070	649,225,007
Net assets at end of year	$82,765,259	$517,726,632	$955,177,465	$460,518,906	$619,028,863

Accumulation unit activity
Units outstanding at beginning of year	63,521,126	380,944,097	711,883,470	308,714,441	463,580,469
Contract purchase payments	9,518,496	32,744,406	58,361,826	9,152,196	1,107,618
Net transfers(1)	1,203,845	4,327,343	1,320,942	6,223,970	3,766,807
Transfers for policy loans	—	(8,465)	(14,554)	29,187	(17,842)
Contract charges	(632,949)	(4,070,170)	(8,025,976)	(2,387,660)	(2,812,251)
Contract terminations:
Surrender benefits	(2,074,706)	(14,271,066)	(24,408,878)	(23,007,695)	(65,809,911)
Death benefits	(1,159,395)	(1,499,979)	(4,731,198)	(3,457,270)	(5,586,494)
Units outstanding at end of year	70,376,417	398,166,166	734,385,632	295,267,169	394,228,396

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	65

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$(2,124,815)	$(1,990,053)	$(945,841)	$(1,157,673)	$(45,525)
Net realized gain (loss) on sales of investments	10,389,805	18,578,290	3,194,500	7,035,912	537,451
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	21,754,465	13,490,728	5,493,104	4,344,228	(204,975)
Net increase (decrease) in net assets resulting from operations	30,019,455	30,078,965	7,741,763	10,222,467	286,951

Contract transactions
Contract purchase payments	9,316,362	1,936,384	3,032,395	266,209	43,815
Net transfers(1)	(8,143,950)	(9,533,473)	1,883,676	456,556	(297,487)
Transfers for policy loans	(36,286)	(3,695)	(928)	(24,373)	4,150
Adjustments to net assets allocated to contracts in payment period	163,652	—	(25,437)	—	—
Contract charges	(1,589,759)	(1,242,980)	(641,501)	(710,800)	(10,737)
Contract terminations:
Surrender benefits	(19,427,286)	(34,206,309)	(8,588,323)	(18,185,301)	(618,473)
Death benefits	(841,287)	(1,520,481)	(1,442,863)	(3,014,446)	(71,701)
Increase (decrease) from contract transactions	(20,558,554)	(44,570,554)	(5,782,981)	(21,212,155)	(950,433)
Net assets at beginning of year	210,345,203	219,222,868	89,340,666	125,661,966	5,677,468
Net assets at end of year	$219,806,104	$204,731,279	$91,299,448	$114,672,278	$5,013,986

Accumulation unit activity
Units outstanding at beginning of year	142,284,710	147,586,664	68,910,170	96,287,219	1,919,646
Contract purchase payments	5,887,353	1,213,925	2,253,161	194,299	15,545
Net transfers(1)	(5,212,625)	(5,935,766)	1,373,296	314,410	(111,069)
Transfers for policy loans	(22,220)	(2,826)	(674)	(17,855)	1,280
Contract charges	(1,002,063)	(779,054)	(471,706)	(520,348)	(3,717)
Contract terminations:
Surrender benefits	(12,127,558)	(21,432,217)	(6,316,657)	(13,325,304)	(211,872)
Death benefits	(560,645)	(943,427)	(1,086,237)	(2,203,050)	(27,728)
Units outstanding at end of year	129,246,952	119,707,299	64,661,353	80,729,371	1,582,085

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

66	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA
Operations
Investment income (loss) — net	$(27,941)	$(281,927)	$(223,801)	$31,722	$(142,749)
Net realized gain (loss) on sales of investments	2,055	67,797	36,752	37,309	(439,118)
Distributions from capital gains	—	—	—	79,842	2,576,558
Net change in unrealized appreciation or depreciation of investments	295,635	4,511,897	2,984,916	2,786,181	729,441
Net increase (decrease) in net assets resulting from operations	269,749	4,297,767	2,797,867	2,935,054	2,724,132

Contract transactions
Contract purchase payments	3,199,248	22,412,105	22,792,897	138,750	167,271
Net transfers(1)	1,354,677	13,828,913	8,859,491	168	(533,435)
Transfers for policy loans	—	—	—	4,550	(10,647)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,026)	(1,486)
Contract charges	(9,418)	(182,691)	(122,424)	(12,223)	(13,908)
Contract terminations:
Surrender benefits	(17,443)	(612,461)	(444,521)	(1,646,425)	(3,042,742)
Death benefits	—	—	(160,024)	(127,168)	(150,510)
Increase (decrease) from contract transactions	4,527,064	35,445,866	30,925,419	(1,643,374)	(3,585,457)
Net assets at beginning of year	204,382	7,129,948	5,024,991	9,709,635	16,317,925
Net assets at end of year	$5,001,195	$46,873,581	$38,748,277	$11,001,315	$15,456,600

Accumulation unit activity
Units outstanding at beginning of year	203,110	6,900,547	4,930,384	4,693,110	5,526,116
Contract purchase payments	3,039,961	19,985,547	20,795,132	59,006	50,128
Net transfers(1)	1,279,160	12,514,019	8,284,020	27,199	(181,160)
Transfers for policy loans	—	—	—	1,809	(3,340)
Contract charges	(8,793)	(159,978)	(110,715)	(4,869)	(4,264)
Contract terminations:
Surrender benefits	(16,053)	(553,748)	(407,537)	(654,686)	(982,927)
Death benefits	—	—	(145,761)	(55,896)	(45,917)
Units outstanding at end of year	4,497,385	38,686,387	33,345,523	4,065,673	4,358,636

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	67

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(1,923)	$38,941	$(6,867)	$(32,976)	$15,390
Net realized gain (loss) on sales of investments	88,664	25,878	170,560	86,936	(915)
Distributions from capital gains	80,617	—	221,981	101,387	—
Net change in unrealized appreciation or depreciation of investments	40,983	373,459	112,175	583,319	11,041
Net increase (decrease) in net assets resulting from operations	208,341	438,278	497,849	738,666	25,516

Contract transactions
Contract purchase payments	40,969	17,724	24,672	291,405	30,124
Net transfers(1)	(58,995)	66,822	(59,956)	15,508	85,925
Transfers for policy loans	8,974	1,823	1	916	25
Adjustments to net assets allocated to contracts in payment period	—	(1,206)	(5,659)	—	—
Contract charges	(1,311)	(3,389)	(1,471)	(1,581)	(36)
Contract terminations:
Surrender benefits	(183,976)	(316,708)	(589,274)	(493,568)	(45,850)
Death benefits	(26,371)	(22,486)	(497)	(31,240)	—
Increase (decrease) from contract transactions	(220,710)	(257,420)	(632,184)	(218,560)	70,188
Net assets at beginning of year	1,979,013	2,051,417	2,881,201	3,027,491	299,709
Net assets at end of year	$1,966,644	$2,232,275	$2,746,866	$3,547,597	$395,413

Accumulation unit activity
Units outstanding at beginning of year	900,461	1,557,421	1,178,087	1,325,718	284,203
Contract purchase payments	17,517	11,518	10,003	118,545	27,386
Net transfers(1)	(26,860)	60,275	(21,382)	11,249	80,102
Transfers for policy loans	3,921	1,213	—	366	22
Contract charges	(562)	(2,442)	(564)	(624)	(32)
Contract terminations:
Surrender benefits	(80,926)	(216,340)	(221,420)	(193,991)	(41,622)
Death benefits	(11,870)	(16,094)	(187)	(12,645)	—
Units outstanding at end of year	801,681	1,395,551	944,537	1,248,618	350,059

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

68	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Notes to Financial Statements

1.  ORGANIZATION

RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for RiverSource® Retirement Advisor Advantage Variable Annuity (RAVA Advantage) and RiverSource® Retirement Advisor Select Variable Annuity (RAVA Select) contracts issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RAVA Advantage and RAVA Select contracts and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under RAVA Advantage and RAVA Select contracts. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2018, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below. These financial statements are of the Divisions of the Account offered through RAVA Advantage and RAVA Select.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Div Abs Return, Cl 2	Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Strategic Inc, Cl 3	Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (previously Columbia Variable Portfolio – Global Bond Fund (Class 3))
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (effective on or about May 1, 2019, this Fund will be renamed to Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3))
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (effective on or about May 1, 2019, this Fund will be renamed to Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3))
Col VP Select Sm Cap Val, Cl 3

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
(effective on or about May 1, 2019, this Fund will be renamed to Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3))

Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	69

Division	Fund
CTIVP AQR Man Fut Strategy, Cl 2	CTIVP® – AQR Managed Futures Strategy Fund (Class 2)
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP® – Lazard International Equity Advantage Fund (Class 2)
CTIVP Loomis Sayles Gro, Cl 1	CTIVP® – Loomis Sayles Growth Fund (Class 1)
CTIVP MFS Blend Res Core Eq, Cl 3	CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
CTIVP WF Short Duration Govt, Cl 2	CTIVP® – Wells Fargo Short Duration Government Fund (Class 2)
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B (previously Deutsche Alternative Asset Allocation VIP, Class B)
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy VIP Asset Strategy, Class II
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares(1),(2)
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Global Technology Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares
MS VIF Mid Cap Gro, Cl II	Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (effective on or about April 30, 2019, this Fund will be renamed to Morgan Stanley VIF Discovery Portfolio, Class II Shares)
NB AMT Intl Eq, Cl S	Neuberger Berman AMT International Equity Portfolio (Class S)
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares(3)
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares(4)
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares(5)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)(6)
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)(6)

70	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Division	Fund
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)(7)
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)(7)
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)(7)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Index Asset Alloc, Cl 2	Wells Fargo VT Index Asset Allocation Fund – Class 2
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2
WF VT Opp, Cl 2	Wells Fargo VT Opportunity Fund – Class 2
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson VIT Balanced Portfolio: Service Shares on April 27, 2018.
(2)	For the period April 27, 2018 (commencement of operations) to December 31, 2018.
(3)	Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
(4)	Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.
(5)	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.
(6)	For the period September 18, 2017 (commencement of operations) to December 31, 2017.
(7)	Effective September 18, 2017, the Fund option became available under RAVA Advantage and RAVA Select.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contract.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2018.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	71

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Recent Accounting Pronouncement

Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.

3.  VARIABLE ACCOUNT EXPENSES

RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount. The financial statements include other subaccounts that are not offered through RAVA Advantage and RAVA Select contracts.

Product	Mortality and expense risk fee
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)
RAVA Select	1.00% to 1.20% (depending on the contract selected)

4.  CONTRACT CHARGES

RiverSource Life of NY deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on these products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the product prospectus.

5.  SURRENDER CHARGES

RiverSource Life of NY may assess a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

72	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

6.  RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s annual report or prospectus.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2018 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$224,339
AB VPS Global Thematic Gro, Cl B	35,912
AB VPS Gro & Inc, Cl B	715,506
AB VPS Intl Val, Cl B	363,932
ALPS Alerian Engy Infr, Class III	347,875
AC VP Intl, Cl II	132,094
AC VP Mid Cap Val, Cl II	335,869
AC VP Ultra, Cl II	684,222
AC VP Val, Cl II	776,582
BlackRock Global Alloc, Cl III	848,081
Calvert VP SRI Bal, Cl I	110,360
Col VP Bal, Cl 3	6,223,495
Col VP Commodity Strategy, Cl 2	209,599
Col VP Contrarian Core, Cl 2	836,358
Col VP Disciplined Core, Cl 3	447,071
Col VP Div Abs Return, Cl 2	18,152
Col VP Divd Opp, Cl 3	417,213
Col VP Emerg Mkts Bond, Cl 2	420,981
Col VP Emer Mkts, Cl 3	1,022,842
Col VP Global Strategic Inc, Cl 3	446,598
Col VP Govt Money Mkt, Cl 3	2,969,007
Col VP Hi Yield Bond, Cl 3	823,104
Col VP Inc Opp, Cl 3	648,907
Col VP Inter Bond, Cl 3	1,260,114
Col VP Lg Cap Gro, Cl 3	253,110
Col VP Lg Cap Index, Cl 3	6,475,076
Col VP Limited Duration Cr, Cl 2	662,921
Col VP Long Govt/Cr Bond, Cl 2	112,689
Col VP Mid Cap Gro, Cl 3	86,599
Col VP Mid Cap Val, Cl 3	62,698
Col VP Overseas Core, Cl 3	212,536
Col VP Select Lg Cap Val, Cl 3	119,519
Col VP Select Sm Cap Val, Cl 3	25,130
Col VP US Govt Mtge, Cl 3	213,705
CS Commodity Return	105,454
CTIVP AQR Man Fut Strategy, Cl 2	215,914
CTIVP BR Gl Infl Prot Sec, Cl 3	556,735
CTIVP Lazard Intl Eq Adv, Cl 2	456,736
CTIVP Loomis Sayles Gro, Cl 1	160,627
CTIVP MFS Blend Res Core Eq, Cl 3	40,160
CTIVP Vty Sycamore Estb Val, Cl 3	194,338
CTIVP WF Short Duration Govt, Cl 2	725,265
DWS Alt Asset Alloc VIP, Cl B	113,105
EV VT Floating-Rate Inc, Init Cl	1,613,857

Division	Purchases
Fid VIP Contrafund, Serv Cl 2	$6,869,864
Fid VIP Gro & Inc, Serv Cl 2	526,505
Fid VIP Mid Cap, Serv Cl 2	4,669,677
Fid VIP Overseas, Serv Cl 2	309,576
Fid VIP Strategic Inc, Serv Cl 2	2,338,175
Frank Global Real Est, Cl 2	243,253
Frank Inc, Cl 2	387,166
Frank Mutual Shares, Cl 2	2,082,605
Frank Sm Cap Val, Cl 2	2,294,008
GS VIT Mid Cap Val, Inst	974,755
GS VIT Multi-Strategy Alt, Advisor	69,180
GS VIT U.S. Eq Insights, Inst	983,847
Invesco VI Am Fran, Ser II	188,765
Invesco VI Bal Risk Alloc, Ser II	170,422
Invesco VI Comstock, Ser II	813,863
Invesco VI Div Divd, Ser I	116,683
Invesco VI Hlth, Ser II	386,710
Invesco VI Intl Gro, Ser II	324,853
Invesco VI Mid Cap Gro, Ser I	97,113
Invesco VI Tech, Ser I	182,238
Ivy VIP Asset Strategy	161,587
Janus Henderson VIT Bal, Serv	3,383,636
Janus Henderson VIT Flex Bd, Serv	100,338
Janus Henderson VIT Gbl Tech, Serv	74,020
Janus Henderson VIT Overseas, Serv	45,754
Janus Henderson VIT Res, Serv	437,480
Lazard Ret Global Dyn MA, Serv	57,184
MFS Mass Inv Gro Stock, Serv Cl	341,510
MFS New Dis, Serv Cl	370,931
MFS Utilities, Serv Cl	460,737
MS VIF Global Real Est, Cl II	97,503
MS VIF Mid Cap Gro, Cl II	864,528
NB AMT Intl Eq, Cl S	104,371
NB AMT US Eq Index PW Strat, Cl S	44,928
Oppen Global VA, Serv	1,885,082
Oppen Global Strategic Inc VA, Srv	1,005,512
Oppen Main St Sm Cap VA, Serv	1,054,231
PIMCO VIT All Asset, Advisor Cl	520,973
PIMCO VIT Glb MA Man Alloc, Adv Cl	103,834
PIMCO VIT Tot Return, Advisor Cl	837,855
Put VT Global Hlth Care, Cl IB	290,314
Put VT Intl Eq, Cl IB	24,923
Put VT Sus Leaders, Cl IB	275,753
Temp Global Bond, Cl 2	263,120

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	73

Division	Purchases
VanEck VIP Global Gold, Cl S	$233,437
VP Aggr, Cl 2	3,272,262
VP Aggr, Cl 4	1,769,251
VP Conserv, Cl 2	5,139,483
VP Conserv, Cl 4	2,481,417
VP Man Risk, Cl 2	4,183,320
VP Man Risk US, Cl 2	6,925,061
VP Man Vol Conserv, Cl 2	14,698,268
VP Man Vol Conserv Gro, Cl 2	15,315,086
VP Man Vol Gro, Cl 2	53,566,470
VP Man Vol Mod Gro, Cl 2	72,522,653
VP Mod, Cl 2	29,269,451
VP Mod, Cl 4	8,684,125
VP Mod Aggr, Cl 2	14,427,027

Division	Purchases
VP Mod Aggr, Cl 4	$3,334,168
VP Mod Conserv, Cl 2	6,406,193
VP Mod Conserv, Cl 4	3,881,637
VP Ptnrs Sm Cap Val, Cl 3	141,513
VP US Flex Conserv Gro, Cl 2	7,213,994
VP US Flex Gro, Cl 2	46,297,354
VP US Flex Mod Gro, Cl 2	31,836,165
Wanger Intl	1,698,157
Wanger USA	3,794,851
WF VT Index Asset Alloc, Cl 2	344,233
WF VT Intl Eq, Cl 2	826,378
WF VT Opp, Cl 2	406,608
WF VT Sm Cap Gro, Cl 2	990,817
WA Var Global Hi Yd Bond, Cl II	51,241

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at December 31, 2018:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	$1.17	$1.71	$2.28	$1.10	$0.82
0.75%	1.16	1.66	2.31	1.65	0.81
0.85%	1.15	1.78	2.06	0.79	0.80
0.95%	1.15	1.62	2.23	1.59	0.80
1.00%	1.14	1.61	2.82	1.76	0.80
1.05%	1.14	1.74	2.00	0.77	0.79
1.10%	1.14	1.73	1.99	0.77	0.79
1.15%	1.13	—	—	—	0.79
1.20%	1.13	1.57	2.73	1.70	0.79
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.13	1.69	1.96	0.75	0.78
1.30%	1.12	1.68	1.94	0.75	0.78
1.35%	1.12	—	—	—	0.78
1.40%	1.12	—	—	—	0.78
1.45%	1.11	1.65	1.91	0.74	0.78
1.50%	1.11	—	—	—	0.77
1.55%	1.11	—	—	—	0.77
1.60%	1.10	—	—	—	0.77
1.65%	1.10	—	—	—	0.77
1.70%	1.10	—	—	—	0.76
1.75%	1.09	—	—	—	0.76
1.80%	1.09	—	—	—	0.76
1.85%	1.09	—	—	—	0.76

74	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.55%	$1.76	$2.02	$2.60	$2.18	$1.26
0.75%	1.66	1.98	2.53	2.66	1.24
0.85%	—	2.44	2.75	1.93	1.23
0.95%	1.61	1.93	2.46	2.56	1.22
1.00%	2.13	1.92	2.45	2.81	1.22
1.05%	—	2.38	2.68	1.88	1.22
1.10%	—	2.37	2.66	1.87	1.21
1.15%	—	—	—	1.64	1.21
1.20%	2.05	1.87	2.38	2.72	1.20
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.32	2.62	1.83	1.20
1.30%	—	2.31	2.60	1.82	1.20
1.35%	—	—	—	2.03	1.19
1.40%	—	—	—	1.61	1.19
1.45%	—	2.27	2.55	1.79	1.18
1.50%	—	—	—	1.37	1.09
1.55%	—	—	—	1.99	1.18
1.60%	—	—	—	1.99	1.17
1.65%	—	—	—	1.59	1.17
1.70%	—	—	—	1.97	1.16
1.75%	—	—	—	1.35	1.08
1.80%	—	—	—	1.57	1.16
1.85%	—	—	—	1.34	1.07

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
0.55%	$1.85	$2.05	$0.53	$1.64	$2.43
0.75%	1.68	1.84	0.52	1.62	1.70
0.85%	—	1.84	0.52	1.61	2.18
0.95%	1.62	1.78	0.52	1.60	1.64
1.00%	2.06	2.34	0.52	1.60	2.74
1.05%	—	1.79	0.52	1.59	2.12
1.10%	—	1.78	0.51	1.59	2.11
1.15%	—	1.51	0.51	1.59	—
1.20%	1.99	2.27	0.51	1.58	2.66
1.25%	—	—	—	—	—
1.25%	—	1.75	—	—	2.07
1.25%	—	—	—	—	—
1.25%	—	2.72	—	—	2.71
1.25%	—	—	0.51	1.58	—
1.30%	—	1.74	0.51	1.57	2.06
1.35%	—	1.87	0.51	1.57	—
1.40%	—	1.49	0.51	1.56	—
1.45%	—	1.71	0.50	1.56	2.02
1.50%	—	1.32	0.50	1.55	—
1.55%	—	1.84	0.50	1.55	—
1.60%	—	1.83	0.50	1.55	—
1.65%	—	1.46	0.50	1.54	—
1.70%	—	1.81	0.50	1.54	—
1.75%	—	1.30	0.50	1.53	—
1.80%	—	1.45	0.49	1.53	—
1.85%	—	1.30	0.49	1.52	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	75

Subaccount	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3
0.55%	$0.82	$2.26	$1.01	$2.41	$1.19
0.75%	0.81	2.80	1.00	3.02	1.65
0.85%	0.81	1.76	1.00	1.57	1.14
0.95%	0.80	2.70	0.99	2.91	1.59
1.00%	0.80	3.30	0.99	3.60	1.37
1.05%	0.80	1.72	0.99	1.53	1.12
1.10%	0.80	1.71	0.98	1.52	1.11
1.15%	0.79	—	0.98	—	—
1.20%	0.79	3.19	0.98	3.49	1.33
1.25%	—	2.58	—	1.95	—
1.25%	—	1.68	—	1.49	1.09
1.25%	—	—	—	—	—
1.25%	—	—	—	—	1.55
1.25%	0.79	—	0.97	—	—
1.30%	0.79	1.67	0.97	1.48	1.08
1.35%	0.78	—	0.97	—	—
1.40%	0.78	—	0.97	—	—
1.45%	0.78	1.64	0.96	1.46	1.06
1.50%	0.78	—	0.96	—	—
1.55%	0.77	—	0.96	—	—
1.60%	0.77	—	0.96	—	—
1.65%	0.77	—	0.95	—	—
1.70%	0.77	—	0.95	—	—
1.75%	0.77	—	0.95	—	—
1.80%	0.76	—	0.94	—	—
1.85%	0.76	—	0.94	—	—

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
0.55%	$1.09	$2.19	$2.08	$1.56	$2.49
0.75%	1.10	2.60	2.02	1.85	1.18
0.85%	1.00	1.95	1.91	1.47	2.25
0.95%	1.06	2.51	1.97	1.79	1.13
1.00%	1.01	2.86	1.95	1.59	2.74
1.05%	0.98	1.90	1.86	1.43	2.19
1.10%	0.97	1.89	1.85	1.42	2.18
1.15%	—	—	—	—	—
1.20%	0.98	2.76	1.90	1.54	2.65
1.25%	—	—	—	—	—
1.25%	0.95	1.86	—	1.40	—
1.25%	—	—	—	—	—
1.25%	1.17	2.59	—	1.91	—
1.25%	—	—	1.82	—	2.14
1.30%	0.95	1.85	1.81	1.39	2.13
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	0.93	1.81	1.77	1.36	2.09
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

76	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
0.55%	$2.48	$0.97	$1.05	$2.30	$2.13
0.75%	2.01	0.96	1.04	2.41	2.32
0.85%	2.25	1.09	1.04	2.21	1.89
0.95%	1.94	1.08	1.03	2.32	2.26
1.00%	2.99	0.95	1.03	2.67	2.24
1.05%	2.19	1.07	1.02	2.15	1.84
1.10%	2.18	1.06	1.02	2.14	1.83
1.15%	1.85	1.02	1.02	—	—
1.20%	2.89	1.05	1.02	2.59	2.18
1.25%	—	—	—	—	—
1.25%	—	—	—	2.10	—
1.25%	—	—	—	1.78	—
1.25%	—	—	—	—	—
1.25%	2.14	0.94	1.01	—	1.80
1.30%	2.13	1.04	1.01	2.09	1.79
1.35%	2.40	1.04	1.01	—	—
1.40%	1.82	1.00	1.00	—	—
1.45%	2.09	1.03	1.00	2.05	1.75
1.50%	1.59	0.97	1.00	—	—
1.55%	2.36	1.02	1.00	—	—
1.60%	2.35	1.02	0.99	—	—
1.65%	1.79	0.98	0.99	—	—
1.70%	2.33	1.01	0.99	—	—
1.75%	1.57	0.95	0.98	—	—
1.80%	1.78	0.97	0.98	—	—
1.85%	1.56	0.95	0.98	—	—

Subaccount	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
0.55%	$1.63	$2.35	$2.15	$1.28	$0.47
0.75%	1.15	2.28	2.51	1.42	0.46
0.85%	1.24	2.06	1.97	1.20	0.46
0.95%	1.11	2.22	2.42	1.37	0.45
1.00%	2.08	2.20	3.25	1.20	0.45
1.05%	1.21	2.01	1.92	1.17	0.45
1.10%	1.20	2.00	1.91	1.16	0.45
1.15%	—	—	—	—	—
1.20%	2.02	2.14	3.15	1.16	0.44
1.25%	—	—	—	—	—
1.25%	1.18	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.47	—	—	—	—
1.25%	—	1.96	1.87	1.14	0.44
1.30%	1.17	1.95	1.86	1.13	0.44
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1.15	1.91	1.82	1.11	0.43
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	77

Subaccount	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
0.55%	$0.92	$1.53	$1.06	$1.36	$1.77
0.75%	0.91	1.49	1.05	1.35	1.73
0.85%	0.90	1.43	1.04	1.35	1.76
0.95%	0.90	1.45	1.04	1.35	1.69
1.00%	0.89	1.44	1.03	1.35	1.68
1.05%	0.89	1.40	1.03	1.34	1.72
1.10%	0.89	1.39	1.03	1.34	1.71
1.15%	0.89	—	1.03	—	—
1.20%	0.88	1.40	1.02	1.34	1.63
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.88	1.36	1.02	1.34	1.67
1.30%	0.88	1.35	1.02	1.33	1.66
1.35%	0.88	—	1.01	—	—
1.40%	0.87	—	1.01	—	—
1.45%	0.87	1.33	1.01	1.33	1.63
1.50%	0.87	—	1.01	—	—
1.55%	0.87	—	1.00	—	—
1.60%	0.86	—	1.00	—	—
1.65%	0.86	—	1.00	—	—
1.70%	0.86	—	0.99	—	—
1.75%	0.86	—	0.99	—	—
1.80%	0.85	—	0.99	—	—
1.85%	0.85	—	0.98	—	—

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
0.55%	$2.63	$1.00	$0.96	$1.44	$2.09
0.75%	2.56	0.99	0.95	1.41	2.04
0.85%	2.38	1.00	0.94	1.38	2.18
0.95%	2.49	0.99	0.94	1.37	1.99
1.00%	2.47	0.98	0.93	1.36	1.97
1.05%	2.32	0.98	0.93	1.35	2.12
1.10%	2.30	0.98	0.93	1.34	2.11
1.15%	—	0.96	0.92	—	1.71
1.20%	2.40	0.97	0.92	1.33	1.92
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.26	0.97	0.92	1.31	2.07
1.30%	2.25	0.96	0.91	1.31	2.06
1.35%	—	0.96	0.91	—	2.19
1.40%	—	0.94	0.91	—	1.68
1.45%	2.20	0.95	0.90	1.28	2.02
1.50%	—	0.94	0.87	—	1.50
1.55%	—	0.94	0.90	—	2.15
1.60%	—	0.94	0.90	—	2.14
1.65%	—	0.93	0.89	—	1.65
1.70%	—	0.93	0.89	—	2.12
1.75%	—	0.93	0.86	—	1.48
1.80%	—	0.92	0.88	—	1.63
1.85%	—	0.92	0.85	—	1.47

78	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
0.55%	$2.25	$2.70	$1.63	$1.10	$1.29
0.75%	2.30	3.92	1.80	1.09	2.36
0.85%	—	2.11	1.26	1.08	1.07
0.95%	2.22	3.79	1.74	1.07	2.28
1.00%	2.59	4.05	2.19	1.07	2.05
1.05%	—	2.05	1.23	1.07	1.04
1.10%	—	2.04	1.22	1.06	1.04
1.15%	—	1.54	—	1.06	—
1.20%	2.50	3.92	2.12	1.06	1.99
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.00	1.20	1.05	1.02
1.30%	—	1.99	1.19	1.05	1.01
1.35%	—	1.85	—	1.05	—
1.40%	—	1.51	—	1.05	—
1.45%	—	1.95	1.17	1.04	0.99
1.50%	—	1.36	—	1.04	—
1.55%	—	1.82	—	1.04	—
1.60%	—	1.81	—	1.03	—
1.65%	—	1.49	—	1.03	—
1.70%	—	1.80	—	1.03	—
1.75%	—	1.34	—	1.02	—
1.80%	—	1.47	—	1.02	—
1.85%	—	1.33	—	1.02	—

Subaccount	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
0.55%	$1.22	$1.94	$2.41	$2.36	$0.88
0.75%	1.20	2.13	4.00	4.08	0.88
0.85%	1.19	1.58	2.03	—	0.87
0.95%	1.19	2.06	3.86	3.94	0.87
1.00%	1.18	2.40	3.48	3.29	0.87
1.05%	1.18	1.54	1.98	—	0.86
1.10%	1.18	1.53	1.96	—	0.86
1.15%	1.17	1.46	1.59	—	0.86
1.20%	1.17	2.33	3.37	3.18	0.86
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.17	1.51	1.93	—	0.86
1.30%	1.16	1.50	1.92	—	0.85
1.35%	1.16	1.69	2.12	—	0.85
1.40%	1.16	1.44	1.57	—	0.85
1.45%	1.15	1.47	1.88	—	0.85
1.50%	1.15	1.24	1.35	—	0.85
1.55%	1.15	1.67	2.09	—	0.84
1.60%	1.14	1.66	2.08	—	0.84
1.65%	1.14	1.42	1.54	—	0.84
1.70%	1.14	1.64	2.06	—	0.84
1.75%	1.13	1.22	1.33	—	0.84
1.80%	1.13	1.40	1.52	—	0.83
1.85%	1.13	1.21	1.32	—	0.83

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	79

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I
0.55%	$2.39	$1.85	$1.11	$2.09	$1.83
0.75%	2.03	1.83	1.09	2.04	1.80
0.85%	2.12	1.81	1.09	1.85	—
0.95%	1.96	1.80	1.08	1.98	1.77
1.00%	2.99	1.80	1.08	1.97	1.76
1.05%	2.07	1.79	1.08	1.81	—
1.10%	2.06	1.78	1.07	1.80	—
1.15%	—	—	1.07	—	—
1.20%	2.90	1.77	1.07	1.91	1.74
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.02	1.77	1.06	1.76	—
1.30%	2.01	1.76	1.06	1.75	—
1.35%	—	—	1.06	—	—
1.40%	—	—	1.05	—	—
1.45%	1.97	1.74	1.05	1.72	—
1.50%	—	—	1.05	—	—
1.55%	—	—	1.05	—	—
1.60%	—	—	1.04	—	—
1.65%	—	—	1.04	—	—
1.70%	—	—	1.04	—	—
1.75%	—	—	1.03	—	—
1.80%	—	—	1.03	—	—
1.85%	—	—	1.03	—	—

Subaccount	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy
0.55%	$2.26	$1.72	$—	$2.58	$1.11
0.75%	2.20	1.68	1.63	1.74	1.10
0.85%	2.29	1.46	—	—	1.09
0.95%	2.14	1.63	1.61	1.68	1.08
1.00%	2.13	1.62	1.60	3.21	1.08
1.05%	2.24	1.42	—	—	1.08
1.10%	2.22	1.41	—	—	1.08
1.15%	—	—	—	—	1.07
1.20%	2.08	1.58	1.58	3.11	1.07
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.18	1.39	—	—	1.07
1.30%	2.17	1.38	—	—	1.06
1.35%	—	—	—	—	1.06
1.40%	—	—	—	—	1.06
1.45%	2.13	1.35	—	—	1.05
1.50%	—	—	—	—	1.05
1.55%	—	—	—	—	1.05
1.60%	—	—	—	—	1.05
1.65%	—	—	—	—	1.04
1.70%	—	—	—	—	1.04
1.75%	—	—	—	—	1.04
1.80%	—	—	—	—	1.03
1.85%	—	—	—	—	1.03

80	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv
0.55%	$0.99	$1.05	$—	$—	$2.00
0.75%	0.99	1.03	1.51	1.33	1.95
0.85%	0.99	1.03	—	—	1.93
0.95%	0.99	1.02	1.46	1.28	1.91
1.00%	0.99	1.02	5.22	2.57	1.89
1.05%	0.99	1.02	—	—	1.88
1.10%	0.99	1.01	—	—	1.87
1.15%	0.99	1.01	—	—	1.80
1.20%	0.99	1.01	5.05	2.48	1.85
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.99	1.01	—	—	1.84
1.30%	0.99	1.00	—	—	1.83
1.35%	0.99	1.00	—	—	2.25
1.40%	0.99	1.00	—	—	1.77
1.45%	0.99	0.99	—	—	1.80
1.50%	0.99	0.99	—	—	1.63
1.55%	0.99	0.99	—	—	2.21
1.60%	0.99	0.99	—	—	2.20
1.65%	0.99	0.98	—	—	1.74
1.70%	0.99	0.98	—	—	2.18
1.75%	0.99	0.98	—	—	1.60
1.80%	0.98	0.97	—	—	1.73
1.85%	0.98	0.97	—	—	1.59

Subaccount	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II
0.55%	$1.30	$1.31	$2.93	$3.20	$1.41
0.75%	1.29	1.30	2.19	3.47	1.38
0.85%	1.28	1.30	—	2.33	1.39
0.95%	1.27	1.29	2.11	3.35	1.34
1.00%	1.27	1.29	3.49	4.87	1.34
1.05%	1.27	1.29	—	2.27	1.35
1.10%	1.26	1.29	—	2.26	1.35
1.15%	1.26	—	—	1.48	—
1.20%	1.26	1.28	3.38	4.83	1.30
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.25	1.28	—	2.21	1.32
1.30%	1.25	1.28	—	2.20	1.31
1.35%	1.24	—	—	1.88	—
1.40%	1.24	—	—	1.46	—
1.45%	1.24	1.27	—	2.16	1.29
1.50%	1.23	—	—	1.21	—
1.55%	1.23	—	—	1.84	—
1.60%	1.23	—	—	1.84	—
1.65%	1.22	—	—	1.43	—
1.70%	1.22	—	—	1.82	—
1.75%	1.22	—	—	1.19	—
1.80%	1.21	—	—	1.42	—
1.85%	1.21	—	—	1.18	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	81

Subaccount	MS VIF Mid Cap Gro, Cl II	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
0.55%	$2.33	$1.10	$0.91	$2.37	$1.62
0.75%	2.27	1.08	0.90	2.31	1.57
0.85%	2.60	1.21	0.89	1.91	1.49
0.95%	2.21	1.05	0.89	2.24	1.53
1.00%	2.20	1.04	0.89	2.23	1.52
1.05%	2.54	1.18	0.89	1.86	1.45
1.10%	2.52	1.17	0.88	1.85	1.44
1.15%	1.59	—	0.88	1.60	0.98
1.20%	2.14	1.02	0.88	2.17	1.47
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.48	1.15	0.88	1.82	1.42
1.30%	2.46	1.14	0.88	1.80	1.41
1.35%	2.09	—	0.87	1.86	0.97
1.40%	1.57	—	0.87	1.57	0.97
1.45%	2.41	1.12	0.87	1.77	1.38
1.50%	1.53	—	0.87	1.34	0.96
1.55%	2.06	—	0.87	1.83	0.96
1.60%	2.05	—	0.86	1.83	0.96
1.65%	1.54	—	0.86	1.55	0.95
1.70%	2.03	—	0.86	1.81	0.95
1.75%	1.51	—	0.86	1.32	0.95
1.80%	1.53	—	0.86	1.53	0.95
1.85%	1.50	—	0.85	1.31	0.94

Subaccount	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
0.55%	$2.55	$1.58	$1.07	$1.05	$2.85
0.75%	2.48	1.54	1.06	1.04	2.59
0.85%	2.17	1.53	1.05	1.03	—
0.95%	2.41	1.50	1.05	1.02	2.50
1.00%	2.39	1.49	1.04	1.02	3.04
1.05%	2.12	1.49	1.04	1.02	—
1.10%	2.11	1.48	1.04	1.01	—
1.15%	1.70	1.11	1.03	1.01	—
1.20%	2.33	1.45	1.03	1.01	2.95
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.07	1.45	1.03	1.01	—
1.30%	2.06	1.44	1.02	1.00	—
1.35%	2.23	1.23	1.02	1.00	—
1.40%	1.67	1.09	1.02	1.00	—
1.45%	2.02	1.42	1.01	0.99	—
1.50%	1.42	1.00	0.98	0.99	—
1.55%	2.19	1.21	1.01	0.99	—
1.60%	2.18	1.21	1.00	0.99	—
1.65%	1.65	1.07	1.00	0.98	—
1.70%	2.17	1.20	1.00	0.98	—
1.75%	1.40	0.98	0.97	0.98	—
1.80%	1.63	1.06	0.99	0.97	—
1.85%	1.39	0.98	0.96	0.97	—

82	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IB	Temp Global Bond, Cl 2	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
0.55%	$1.41	$2.54	$1.00	$0.74	$1.73
0.75%	1.50	2.50	0.98	0.73	1.70
0.85%	—	—	0.98	0.73	1.68
0.95%	1.45	2.46	0.97	0.72	1.67
1.00%	1.82	2.45	0.97	0.72	1.66
1.05%	—	—	0.97	0.72	1.65
1.10%	—	—	0.97	0.72	1.65
1.15%	—	—	0.96	0.72	1.40
1.20%	1.76	2.41	0.96	0.71	1.63
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	0.96	0.71	1.62
1.30%	—	—	0.95	0.71	1.62
1.35%	—	—	0.95	0.71	1.68
1.40%	—	—	0.95	0.71	1.37
1.45%	—	—	0.95	0.70	1.60
1.50%	—	—	0.94	0.70	1.24
1.55%	—	—	0.94	0.70	1.65
1.60%	—	—	0.94	0.70	1.64
1.65%	—	—	0.94	0.70	1.35
1.70%	—	—	0.93	0.69	1.63
1.75%	—	—	0.93	0.69	1.22
1.80%	—	—	0.93	0.69	1.34
1.85%	—	—	0.92	0.69	1.22

Subaccount	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
0.55%	$1.73	$1.29	$1.29	$0.98	$1.00
0.75%	1.70	1.26	1.26	0.97	1.00
0.85%	1.68	1.25	1.25	0.97	1.00
0.95%	1.67	1.24	1.24	0.97	1.00
1.00%	1.66	1.24	1.24	0.97	1.00
1.05%	1.65	1.23	1.23	0.97	1.00
1.10%	1.65	1.23	1.23	0.97	0.99
1.15%	—	1.11	—	0.97	0.99
1.20%	1.63	1.22	1.22	0.97	0.99
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.63	1.21	1.21	0.97	0.99
1.30%	1.62	1.20	1.20	0.97	0.99
1.35%	—	1.21	—	0.97	0.99
1.40%	—	1.09	—	0.97	0.99
1.45%	1.60	1.19	1.19	0.96	0.99
1.50%	—	1.04	—	0.96	0.99
1.55%	—	1.19	—	0.96	0.99
1.60%	—	1.18	—	0.96	0.99
1.65%	—	1.08	—	0.96	0.99
1.70%	—	1.17	—	0.96	0.99
1.75%	—	1.02	—	0.96	0.99
1.80%	—	1.06	—	0.96	0.99
1.85%	—	1.02	—	0.96	0.99

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	83

Subaccount	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
0.55%	$1.09	$1.11	$1.14	$1.13	$1.52
0.75%	1.08	1.10	1.13	1.12	1.49
0.85%	1.07	1.09	1.12	1.11	1.48
0.95%	1.08	1.12	1.21	1.25	1.47
1.00%	1.06	1.08	1.11	1.10	1.46
1.05%	1.07	1.12	1.20	1.24	1.45
1.10%	1.07	1.11	1.20	1.16	1.45
1.15%	1.06	1.11	1.20	1.24	1.25
1.20%	1.06	1.11	1.19	1.23	1.43
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.00	1.00	1.00	1.00	1.43
1.30%	1.05	1.10	1.18	1.22	1.42
1.35%	1.05	1.10	1.18	1.14	1.44
1.40%	1.05	1.09	1.18	1.22	1.23
1.45%	1.05	1.09	1.17	1.21	1.40
1.50%	1.04	1.09	1.17	1.13	1.14
1.55%	1.04	1.08	1.17	1.20	1.41
1.60%	1.04	1.08	1.16	1.12	1.41
1.65%	1.03	1.08	1.16	1.20	1.21
1.70%	1.03	1.08	1.16	1.19	1.40
1.75%	1.03	1.07	1.16	1.12	1.12
1.80%	1.03	1.07	1.15	1.18	1.20
1.85%	1.02	1.07	1.15	1.11	1.11

Subaccount	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
0.55%	$1.52	$1.63	$1.63	$1.40	$1.40
0.75%	1.49	1.60	1.60	1.37	1.37
0.85%	1.48	1.58	1.59	1.36	1.36
0.95%	1.47	1.57	1.57	1.35	1.35
1.00%	1.46	1.56	1.57	1.34	1.35
1.05%	1.46	1.56	1.56	1.34	1.34
1.10%	1.45	1.55	1.55	1.33	1.33
1.15%	—	1.32	—	1.18	—
1.20%	1.44	1.54	1.54	1.32	1.32
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.43	1.53	1.53	1.31	1.32
1.30%	1.42	1.52	1.52	1.31	1.31
1.35%	—	1.55	—	1.31	—
1.40%	—	1.30	—	1.16	—
1.45%	1.41	1.50	1.50	1.29	1.29
1.50%	—	1.19	—	1.09	—
1.55%	—	1.53	—	1.29	—
1.60%	—	1.52	—	1.29	—
1.65%	—	1.28	—	1.14	—
1.70%	—	1.51	—	1.28	—
1.75%	—	1.17	—	1.07	—
1.80%	—	1.27	—	1.13	—
1.85%	—	1.17	—	1.06	—

84	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl
0.55%	$2.15	$1.00	$1.02	$1.01	$2.60
0.75%	3.03	1.00	1.01	1.01	2.40
0.85%	1.82	1.08	1.16	1.12	1.73
0.95%	2.93	1.07	1.15	1.11	2.31
1.00%	3.11	1.00	1.01	1.00	4.37
1.05%	1.77	1.07	1.15	1.11	1.68
1.10%	1.76	1.07	1.15	1.11	1.67
1.15%	—	1.07	1.15	1.11	—
1.20%	3.01	1.07	1.15	1.11	4.23
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.73	0.99	1.01	1.00	1.64
1.30%	1.72	1.07	1.15	1.11	1.63
1.35%	—	1.07	1.14	1.11	—
1.40%	—	1.06	1.14	1.10	—
1.45%	1.69	1.06	1.14	1.10	1.60
1.50%	—	1.06	1.14	1.10	—
1.55%	—	1.06	1.14	1.10	—
1.60%	—	1.06	1.14	1.10	—
1.65%	—	1.06	1.14	1.10	—
1.70%	—	1.06	1.14	1.10	—
1.75%	—	1.06	1.13	1.10	—
1.80%	—	1.06	1.13	1.09	—
1.85%	—	1.05	1.13	1.09	—

Subaccount	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.55%	$2.79	$—	$1.51	$2.60	$3.14
0.75%	4.07	2.35	1.47	2.78	2.82
0.85%	2.44	—	1.15	2.34	2.87
0.95%	3.92	2.27	1.43	2.69	2.72
1.00%	4.15	2.60	1.42	3.50	4.50
1.05%	2.38	—	1.12	2.28	2.80
1.10%	2.37	—	1.11	2.27	2.79
1.15%	—	—	—	1.66	1.72
1.20%	4.02	2.50	1.38	3.39	4.35
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.32	—	1.09	2.23	2.73
1.30%	2.31	—	1.09	2.21	2.72
1.35%	—	—	—	2.11	2.32
1.40%	—	—	—	1.63	1.69
1.45%	2.27	—	1.07	2.17	2.67
1.50%	—	—	—	1.45	1.64
1.55%	—	—	—	2.08	2.28
1.60%	—	—	—	2.07	2.27
1.65%	—	—	—	1.61	1.66
1.70%	—	—	—	2.05	2.25
1.75%	—	—	—	1.43	1.62
1.80%	—	—	—	1.59	1.64
1.85%	—	—	—	1.43	1.61

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	85

Subaccount	WA Var Global Hi Yd Bond, Cl II
0.55%	$1.10
0.75%	1.08
0.85%	1.08
0.95%	1.07
1.00%	1.07
1.05%	1.07
1.10%	1.06
1.15%	1.06
1.20%	1.06
1.25%	—
1.25%	—
1.25%	—
1.25%	—
1.25%	1.05
1.30%	1.05
1.35%	1.05
1.40%	1.05
1.45%	1.04
1.50%	1.04
1.55%	1.04
1.60%	1.03
1.65%	1.03
1.70%	1.03
1.75%	1.02
1.80%	1.02
1.85%	1.02

The following is a summary of units outstanding at December 31, 2018:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	—	—	—	3,775	1,656
0.75%	5,586	73,881	912,401	1,228,053	249,843
0.85%	8,948	109,160	156,493	615,706	365,013
0.95%	98,579	44,341	608,836	655,391	562,980
1.00%	—	1,935	34,160	192,926	45,221
1.05%	18,357	61,071	151,362	266,927	191,126
1.10%	328,015	5,733	19,754	121,203	163,927
1.15%	—	—	—	—	—
1.20%	55,455	—	41,635	111,876	105,574
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	4,934	127	20,066	5,165
1.30%	—	3,247	40,614	83,266	122,204
1.35%	121,943	—	—	—	216,569
1.40%	—	—	—	—	—
1.45%	—	—	18,260	330	122
1.50%	—	—	—	—	3,533
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	636,883	304,302	1,983,642	3,299,519	2,032,933

86	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.55%	—	70	—	12,850	12,926
0.75%	281,418	171,581	167,067	875,828	429,693
0.85%	—	329,142	98,010	738,073	171,954
0.95%	173,108	167,661	100,240	1,220,750	623,826
1.00%	32,915	67,797	30,022	151,875	101,926
1.05%	—	218,326	245,141	567,230	319,021
1.10%	—	49,944	4,079	321,886	568,676
1.15%	—	—	—	—	1,983
1.20%	10,000	17,980	21,804	194,383	206,441
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	4,026	783	16,505	2,799
1.30%	—	28,816	—	169,553	191,149
1.35%	—	—	—	149,230	153,944
1.40%	—	—	—	—	7,324
1.45%	—	16,021	6,941	62,674	19,504
1.50%	—	—	—	16,519	9,482
1.55%	—	—	—	—	—
1.60%	—	—	—	4,770	26,219
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	497,441	1,071,364	674,087	4,502,126	2,846,867

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
0.55%	—	5,053	—	—	2,302
0.75%	252,399	1,460,666	12,638	100,765	2,340,579
0.85%	—	1,121,454	51,273	123,097	63,204
0.95%	116,774	4,711,896	363,295	385,760	1,046,441
1.00%	9,990	522,788	—	29,214	149,260
1.05%	—	718,470	33,490	103,830	93,116
1.10%	—	1,844,558	153,015	465,998	55,520
1.15%	—	253,251	—	—	—
1.20%	7,394	733,647	—	248,867	99,097
1.25%	—	—	—	—	—
1.25%	—	7,045	—	—	1,059
1.25%	—	—	—	—	—
1.25%	—	1,604,558	—	—	3,742,491
1.25%	—	—	—	3,179	—
1.30%	—	527,986	128,790	34,844	24,784
1.35%	—	1,415,910	15,163	345,469	—
1.40%	—	—	—	—	—
1.45%	—	361,257	4,178	35,353	—
1.50%	—	20,554	—	1,483	—
1.55%	—	—	—	—	—
1.60%	—	11,509	—	—	—
1.65%	—	—	—	—	—
1.70%	—	47,786	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	386,557	15,368,388	761,842	1,877,859	7,617,853

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	87

Subaccount	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3
0.55%	—	5,040	—	5,943	5,139
0.75%	8,362	2,538,002	96,201	521,940	771,757
0.85%	2,220	943,251	80,413	594,933	400,462
0.95%	19,756	1,482,417	327,518	343,059	641,375
1.00%	10,600	409,881	46,917	79,859	159,360
1.05%	—	555,876	37,331	574,210	328,294
1.10%	—	83,185	85,979	140,293	28,450
1.15%	—	—	—	—	—
1.20%	27,188	235,196	79,848	52,302	168,156
1.25%	—	1,895,135	—	931,854	—
1.25%	—	26,418	—	21,235	11,159
1.25%	—	—	—	—	—
1.25%	—	—	—	—	322,616
1.25%	9,507	—	4,523	—	—
1.30%	28,154	183,778	4,306	20,744	81,401
1.35%	88,868	—	2,702	—	—
1.40%	—	—	—	—	—
1.45%	—	20,147	5,079	5,769	933
1.50%	4,436	—	—	—	—
1.55%	—	—	—	—	—
1.60%	8,769	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	207,860	8,378,326	770,817	3,292,141	2,919,102

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
0.55%	191,566	616	4,672	2,168	2,640
0.75%	1,801,679	761,228	746,112	2,650,126	1,389,987
0.85%	1,376,110	334,161	648,749	1,291,561	115,844
0.95%	2,116,972	749,311	683,055	2,440,000	946,472
1.00%	219,046	153,075	215,607	426,189	72,144
1.05%	2,857,411	128,124	430,996	997,179	80,793
1.10%	226,945	37,912	51,779	82,779	11,642
1.15%	—	—	—	—	—
1.20%	334,036	119,126	251,780	447,666	24,887
1.25%	—	—	—	—	—
1.25%	12,499	1,352	—	59,123	—
1.25%	—	—	—	—	—
1.25%	1,064,646	783,461	—	1,205,931	—
1.25%	—	—	40,735	—	6,590
1.30%	12,430	83,751	84,266	335,911	23,667
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	3,112	7,370	16,250	63,695	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	10,216,452	3,159,487	3,174,001	10,002,328	2,674,666

88	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
0.55%	7,283	—	—	—	174
0.75%	1,607,987	296,607	15,856	201,486	215,886
0.85%	676,199	779,174	103,471	20,533	143,821
0.95%	5,236,291	888,827	145,783	129,354	189,022
1.00%	355,556	11,257	81,408	12,646	59,939
1.05%	433,703	302,654	44,404	45,076	110,339
1.10%	1,819,410	145,131	69,291	13,197	29,917
1.15%	—	—	—	—	—
1.20%	469,129	182,955	32,839	4,133	30,848
1.25%	—	—	—	—	—
1.25%	—	—	—	572	—
1.25%	—	—	—	1,134,010	—
1.25%	—	—	—	—	—
1.25%	8,557	—	—	—	2,767
1.30%	298,373	18,077	—	—	34,498
1.35%	380,216	153,779	22,022	—	—
1.40%	—	—	—	—	—
1.45%	58,369	6,808	4,564	505	—
1.50%	39,750	8,344	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	25,578	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	11,390,823	2,819,191	519,638	1,561,512	817,211

Subaccount	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
0.55%	3,532	45	—	6,899	11,947
0.75%	464,926	48,887	247,715	944,251	444,467
0.85%	274,363	87,644	32,175	283,829	402,598
0.95%	381,843	65,567	209,043	804,056	205,491
1.00%	45,311	42,025	43,258	126,885	81,837
1.05%	183,177	38,491	22,385	220,709	153,651
1.10%	144,768	45,860	8,025	9,159	24,497
1.15%	—	—	—	—	—
1.20%	37,130	15,091	15,297	42,756	44,845
1.25%	—	—	—	—	—
1.25%	7,247	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,207,212	—	—	—	—
1.25%	—	412	4,719	14,826	4,130
1.30%	29,995	14,845	4,486	45,687	15,194
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	306	10,397	—	5,513	16,138
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	2,779,810	369,264	587,103	2,504,570	1,404,795

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	89

Subaccount	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
0.55%	—	—	—	20,373	—
0.75%	37,757	952,509	47,022	1,067,866	225,325
0.85%	79,718	664,770	115,336	1,150,003	235,191
0.95%	174,992	796,409	417,639	851,038	105,482
1.00%	36,275	198,178	—	246,493	59,049
1.05%	70,561	432,270	45,691	650,129	145,718
1.10%	88,620	25,117	58,723	113,350	13,030
1.15%	—	—	—	—	—
1.20%	67,516	183,376	58,107	130,001	60,094
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	12,237	156	—	230	—
1.30%	—	81,704	122,436	70,972	15,892
1.35%	482	—	110,651	—	—
1.40%	—	—	—	—	—
1.45%	—	2,819	—	6,751	688
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	568,158	3,337,308	975,605	4,307,206	860,469

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
0.55%	—	—	—	5,839	—
0.75%	72,941	236,826	39,256	1,183,441	1,900,566
0.85%	92,063	542,841	27,939	668,991	1,616,379
0.95%	68,632	830,151	157,429	903,233	3,696,925
1.00%	15,378	16,409	928	213,710	463,313
1.05%	53,958	115,624	74,172	1,064,408	1,267,196
1.10%	3,499	119,264	159,633	119,273	1,555,438
1.15%	—	—	—	—	17,104
1.20%	16,371	252,402	25,109	337,916	635,700
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	7,680	—	532	148,583	88,689
1.30%	13,611	248,903	41,507	186,355	544,767
1.35%	—	16,639	138,382	—	488,162
1.40%	—	—	—	—	3,740
1.45%	1,351	—	—	66,251	60,073
1.50%	—	—	5,583	—	40,343
1.55%	—	—	—	—	—
1.60%	—	—	—	—	1,093
1.65%	—	—	—	—	—
1.70%	—	27,290	—	—	8,292
1.75%	—	—	—	—	1,849
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	345,484	2,406,349	670,470	4,898,000	12,389,629

90	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
0.55%	—	19,003	—	—	7,262
0.75%	1,271,256	1,591,629	415,298	183,159	603,128
0.85%	—	1,029,867	352,734	264,070	425,156
0.95%	1,038,101	1,348,614	371,677	1,782,934	400,419
1.00%	317,205	235,812	72,766	802	81,868
1.05%	—	749,232	128,270	162,320	268,687
1.10%	—	1,168,556	22,914	745,674	27,957
1.15%	—	5,829	—	24,583	—
1.20%	213,500	205,016	49,753	201,016	67,113
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	34,354	28,292	6,227	3,386
1.30%	—	198,364	18,395	200,378	30,819
1.35%	—	251,294	—	234,320	—
1.40%	—	—	—	—	—
1.45%	—	42,138	7,206	94,310	5,528
1.50%	—	16,155	—	8,148	—
1.55%	—	—	—	—	—
1.60%	—	2,449	—	—	—
1.65%	—	—	—	—	—
1.70%	—	2,729	—	12,744	—
1.75%	—	1,891	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	2,840,062	6,902,932	1,467,305	3,920,685	1,921,323

Subaccount	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
0.55%	—	17,196	—	829	—
0.75%	107,348	837,765	386,480	706,944	21,754
0.85%	139,602	526,099	376,752	—	2,106
0.95%	672,745	1,007,354	577,473	512,154	52,122
1.00%	14,832	233,508	61,364	153,150	7,394
1.05%	142,018	442,131	268,164	—	27,703
1.10%	227,363	717,671	542,600	—	63,089
1.15%	—	—	—	—	—
1.20%	51,598	167,211	144,550	157,174	25,613
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	11,356	21,112	4,283	—	13,736
1.30%	94,738	568,718	72,822	—	17,078
1.35%	344,005	48,291	73,050	—	—
1.40%	—	3,697	3,926	—	—
1.45%	68,939	17,353	33,747	—	—
1.50%	—	11,466	11,374	—	—
1.55%	—	—	—	—	—
1.60%	—	1,243	1,051	—	—
1.65%	—	—	—	—	—
1.70%	24,429	—	2,796	—	—
1.75%	—	2,139	1,960	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	1,898,973	4,622,954	2,562,392	1,530,251	230,595

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	91

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I
0.55%	6,003	—	2,910	—	6,706
0.75%	742,397	337,730	3,127	885,845	189,842
0.85%	206,102	27,862	76,128	261,360	—
0.95%	468,407	327,884	248,226	487,951	158,277
1.00%	64,957	97,754	41,489	221,348	31,033
1.05%	143,311	90,040	7,754	144,691	—
1.10%	76,313	26,471	75,024	50,240	—
1.15%	—	—	—	—	—
1.20%	69,131	101,629	7,408	195,668	86,936
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	55,440	—	1,189	4,902	—
1.30%	868	—	82,845	61,004	—
1.35%	—	—	47,782	—	—
1.40%	—	—	—	—	—
1.45%	833	2,974	—	5,962	—
1.50%	—	—	7,728	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	1,833,762	1,012,344	601,610	2,318,971	472,794

Subaccount	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy
0.55%	10,191	—	—	20,626	—
0.75%	142,915	436,333	206,174	288,891	14,488
0.85%	184,104	417,012	—	—	43,218
0.95%	66,059	465,943	150,106	221,823	112,123
1.00%	9,073	61,175	3,023	8,364	27,479
1.05%	155,806	326,053	—	—	15,737
1.10%	31,026	41,527	—	—	101,981
1.15%	—	—	—	—	1,976
1.20%	3,450	53,184	3,185	12,159	19,298
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,041	21,439	—	—	15,163
1.30%	12,945	27,511	—	—	—
1.35%	—	—	—	—	7,053
1.40%	—	—	—	—	—
1.45%	1,527	3,474	—	—	24,375
1.50%	—	—	—	—	5,464
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	619,137	1,853,651	362,488	551,863	388,355

92	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv
0.55%	—	—	—	—	—
0.75%	191,660	41,726	416,097	384,360	266,632
0.85%	11,211	14,804	—	—	355,890
0.95%	336,341	308,988	95,922	308,924	219,126
1.00%	14,339	5,116	3,597	19,472	76,740
1.05%	193,347	78,038	—	—	209,831
1.10%	492,484	177,272	—	—	216,422
1.15%	387,787	—	—	—	—
1.20%	122,883	1,801	1,220	1,323	35,337
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2,397	—	—	183
1.30%	192,010	14,364	—	—	19,184
1.35%	1,113,453	55,820	—	—	19,919
1.40%	3,773	—	—	—	—
1.45%	36,265	—	—	—	10,031
1.50%	12,708	—	—	—	8,890
1.55%	—	—	—	—	—
1.60%	2,242	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	31,143	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	3,110,503	731,469	516,836	714,079	1,438,185

Subaccount	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II
0.55%	—	12,002	8,016	10,286	10,552
0.75%	23,073	766,451	462,779	320,076	205,391
0.85%	8,961	376,175	—	278,618	271,219
0.95%	20,904	644,929	201,406	454,281	150,587
1.00%	47,245	98,273	10,713	37,180	37,286
1.05%	19,767	253,417	—	191,221	89,602
1.10%	61,008	47,437	—	107,522	21,566
1.15%	—	—	—	—	—
1.20%	11,971	52,275	6,142	56,717	32,668
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	655	12,729	—	2,246	3,869
1.30%	—	34,553	—	87,428	20,441
1.35%	32,778	—	—	110,821	—
1.40%	—	—	—	3,639	—
1.45%	—	12,354	—	21,574	4,646
1.50%	604	—	—	5,491	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	226,966	2,310,595	689,056	1,687,100	847,827

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	93

Subaccount	MS VIF Mid Cap Gro, Cl II	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
0.55%	7,363	—	—	—	14,231
0.75%	119,665	194,187	3,188	363,909	1,979,512
0.85%	61,785	112,310	33,131	310,620	1,124,678
0.95%	244,320	101,106	72,729	687,558	1,523,177
1.00%	3,626	16,242	—	65,879	402,384
1.05%	35,977	67,108	2,739	122,615	1,012,221
1.10%	77,658	37,365	13,622	782,401	266,412
1.15%	—	—	—	4,610	26,104
1.20%	28,396	46,380	—	214,871	492,748
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	629	3,934	—	22,165	28,448
1.30%	50,578	8,403	—	91,315	288,066
1.35%	50,587	—	33,575	176,440	280,233
1.40%	—	—	—	3,841	—
1.45%	—	8,375	—	20,364	22,074
1.50%	2,555	—	2,540	1,035	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	1,634	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	683,139	595,410	161,524	2,869,257	7,460,288

Subaccount	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
0.55%	506	7,108	—	—	32
0.75%	153,334	591,496	—	78,736	188,951
0.85%	167,387	611,031	32,290	109,506	—
0.95%	449,817	658,120	93,885	781,319	166,508
1.00%	39,805	97,520	—	45,206	27,085
1.05%	205,039	366,425	—	47,078	—
1.10%	193,730	286,776	—	240,877	—
1.15%	2,787	—	—	—	—
1.20%	93,502	185,442	—	220,870	21,902
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,036	17,344	—	3,968	—
1.30%	17,462	123,120	4,908	122,898	—
1.35%	78,856	4,810	10,642	56,818	—
1.40%	3,808	—	—	—	—
1.45%	13,264	38,876	10,989	67,041	—
1.50%	11,503	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	2,009	—
1.65%	—	22,227	—	—	—
1.70%	—	—	—	29,077	—
1.75%	1,887	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	1,433,723	3,010,295	152,714	1,805,403	404,478

94	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IB	Temp Global Bond, Cl 2	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
0.55%	—	—	—	1,738	2,337
0.75%	234,184	166,645	88,931	50,774	2,686,085
0.85%	—	—	171,141	121,595	9,692,105
0.95%	75,419	131,124	661,939	173,940	5,160,830
1.00%	15,907	833	12,299	42,651	416,441
1.05%	—	—	224,706	64,882	589,144
1.10%	—	—	145,346	53,765	3,182,128
1.15%	—	—	—	—	—
1.20%	2,034	3,801	60,043	30,374	1,416,316
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	4,208	5,022	10,561
1.30%	—	—	56,393	117,307	778,247
1.35%	—	—	93,776	109,130	803,512
1.40%	—	—	—	—	—
1.45%	—	—	29,616	7,760	902,327
1.50%	—	—	13,908	97	47,719
1.55%	—	—	—	—	—
1.60%	—	—	—	—	81,929
1.65%	—	—	—	—	—
1.70%	—	—	36,316	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	71,903
Total	327,544	302,403	1,598,622	779,035	25,841,584

Subaccount	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
0.55%	568,914	12,088	—	—	—
0.75%	2,776,573	715,613	2,080,059	—	—
0.85%	10,914,476	6,072,925	8,818,236	7,321	—
0.95%	1,496,161	5,381,862	1,182,835	3,509,060	4,439,768
1.00%	273,051	329,745	527,342	—	—
1.05%	4,751,955	1,139,290	5,507,448	74,265	28,512
1.10%	2,739,165	3,844,579	2,693,690	694,703	3,009,299
1.15%	—	16,677	—	—	—
1.20%	167,092	2,933,780	553,168	—	159,205
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	83,714	8,170	220,042	—	—
1.30%	1,378,466	1,005,109	1,934,506	55,619	—
1.35%	—	527,662	—	79,427	315,033
1.40%	—	—	—	—	—
1.45%	11,942	2,733,565	1,215,470	—	—
1.50%	—	6,269	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	50,369	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	25,161,509	24,777,703	24,732,796	4,420,395	7,951,817

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	95

Subaccount	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
0.55%	—	—	446,877	323,358	—
0.75%	115,853	432,905	7,313,013	4,984,527	9,237,820
0.85%	752,138	2,508,700	55,493,379	37,948,924	70,594,839
0.95%	15,376,467	35,423,592	198,177,418	326,083,494	78,902,507
1.00%	40,969	199,650	1,114,680	639,083	1,692,870
1.05%	373,924	1,859,332	25,124,652	88,701,916	16,389,020
1.10%	6,588,092	18,290,340	89,768,174	198,720,003	22,149,133
1.15%	—	148,007	1,008,215	5,438,845	239,178
1.20%	2,521,293	2,671,142	14,972,554	29,770,253	49,719,089
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	11,994	8,266	52,113
1.30%	2,025,085	3,077,125	9,066,242	31,031,029	10,827,771
1.35%	1,577,027	6,798,840	11,949,142	19,105,612	7,570,700
1.40%	—	—	78,889	757,568	—
1.45%	917,806	1,504,893	856,772	1,273,674	10,706,123
1.50%	78,961	47,542	129,215	193,081	323,849
1.55%	—	—	—	682,866	419,183
1.60%	—	111,308	23,334	862,957	817,931
1.65%	—	—	—	726,945	—
1.70%	134,233	—	—	432,908	356,400
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	24,975
Total	30,501,848	73,073,376	415,534,550	747,685,309	280,023,501

Subaccount	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
0.55%	426,881	—	10,636	744,094	—
0.75%	27,728,152	5,124,457	10,051,046	1,944,175	5,283,776
0.85%	150,159,862	38,248,197	46,311,974	11,972,198	26,236,366
0.95%	18,835,202	27,728,641	7,219,771	16,811,796	4,984,922
1.00%	8,408,329	790,315	2,299,448	232,145	634,227
1.05%	64,676,331	5,231,817	17,449,756	3,553,432	15,270,527
1.10%	35,562,791	14,527,061	9,057,932	5,651,711	7,494,853
1.15%	—	—	—	275,601	—
1.20%	3,832,636	16,081,806	644,012	8,768,142	934,411
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	659,905	159,855	508,222	19,112	197,891
1.30%	21,093,242	4,516,280	3,380,097	3,316,431	4,247,550
1.35%	—	2,593,120	—	2,342,491	—
1.40%	—	—	—	—	—
1.45%	425,404	1,616,760	307,824	2,008,730	1,026,888
1.50%	—	401,266	—	33,416	—
1.55%	—	32,736	—	365,546	—
1.60%	—	46,135	—	76,260	—
1.65%	—	—	—	356,125	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	87,750	—
1.85%	—	—	—	—	—
Total	331,808,735	117,098,446	97,240,718	58,559,155	66,311,411

96	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl
0.55%	2,926	—	—	—	8,116
0.75%	538,963	12,198	11,578	282,921	1,258,249
0.85%	179,940	9,327	2,635,001	1,108,390	536,267
0.95%	280,299	5,028,373	42,729,314	28,875,163	819,354
1.00%	90,919	—	—	300,276	113,795
1.05%	91,153	556,333	2,790,426	1,798,016	360,763
1.10%	30,630	2,225,401	20,581,461	21,925,474	109,647
1.15%	—	27,768	206,123	160,698	—
1.20%	69,966	221,459	2,184,627	1,240,658	49,802
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	412	—	—	—	7,666
1.30%	20,079	487,696	712,355	1,520,666	119,025
1.35%	—	556,131	1,235,640	1,391,134	—
1.40%	—	—	—	—	—
1.45%	—	445,281	—	350,591	17,539
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	790,125	36,231	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	1,305,287	9,569,967	73,876,650	58,990,218	3,400,223

Subaccount	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.55%	24,091	—	5,493	49	—
0.75%	1,248,902	491,926	325,549	230,997	239,515
0.85%	546,133	—	304,588	134,426	139,810
0.95%	865,874	244,255	199,630	250,671	324,710
1.00%	156,173	73,425	93,475	35,420	24,829
1.05%	285,354	—	249,789	141,631	89,725
1.10%	51,207	—	9,011	23,551	237,214
1.15%	—	—	—	5,880	—
1.20%	109,691	13,962	33,573	6,640	47,977
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	11,268	—	5,978	1,958	6,237
1.30%	83,673	—	8,952	25,993	21,478
1.35%	—	—	—	6,065	58,868
1.40%	—	—	—	—	—
1.45%	6,033	—	—	—	16,680
1.50%	—	—	—	675	4,215
1.55%	—	—	—	—	—
1.60%	—	—	—	—	2,350
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	3,388,399	823,568	1,236,038	863,956	1,213,608

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	97

Subaccount	WA Var Global Hi Yd Bond, Cl II
0.55%	—
0.75%	31,607
0.85%	18,940
0.95%	117,867
1.00%	13,906
1.05%	41,830
1.10%	58,477
1.15%	—
1.20%	19,975
1.25%	—
1.25%	—
1.25%	—
1.25%	—
1.25%	2,494
1.30%	1,595
1.35%	10,449
1.40%	—
1.45%	4,662
1.50%	6,820
1.55%	—
1.60%	—
1.65%	—
1.70%	—
1.75%	—
1.80%	—
1.85%	—
Total	328,622

The following is a summary of net assets at December 31, 2018:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	$87	$100	$201	$4,152	$1,352
0.75%	6,474	122,941	2,104,793	2,029,502	201,737
0.85%	10,308	194,300	321,633	487,759	293,044
0.95%	112,925	71,574	1,356,478	1,043,810	449,281
1.00%	85	3,112	96,407	339,264	35,998
1.05%	20,906	106,040	303,441	208,718	151,714
1.10%	372,548	9,892	39,359	93,248	129,756
1.15%	84	—	—	—	62
1.20%	62,619	112	113,788	190,554	83,090
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	84	8,355	439	15,109	4,053
1.30%	84	5,464	78,927	62,406	95,632
1.35%	136,522	—	—	—	168,997
1.40%	83	—	—	—	89
1.45%	82	121	34,828	243	96
1.50%	82	—	—	—	2,793
1.55%	81	—	—	—	89
1.60%	81	—	—	—	72
1.65%	81	—	—	—	116
1.70%	81	—	—	—	116
1.75%	80	—	—	—	115
1.80%	80	—	—	—	115
1.85%	80	—	—	—	115
Total	$723,537	$522,011	$4,450,294	$4,474,765	$1,618,432

98	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.55%	$109	$282	$183	$28,001	$16,252
0.75%	467,968	339,057	422,703	2,354,271	533,034
0.85%	—	804,208	269,410	1,421,723	211,868
0.95%	280,798	323,598	246,809	3,131,102	763,535
1.00%	70,258	130,207	73,457	427,672	124,329
1.05%	—	520,302	657,188	1,065,992	387,895
1.10%	—	118,132	10,868	601,033	689,119
1.15%	—	—	—	67	2,396
1.20%	20,479	33,742	51,977	529,608	248,503
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	9,359	2,048	30,243	3,358
1.30%	—	66,569	109	308,819	228,561
1.35%	—	—	—	302,644	183,453
1.40%	—	—	—	124	8,699
1.45%	—	36,326	17,705	112,028	23,089
1.50%	—	—	—	22,543	10,368
1.55%	—	—	—	144	89
1.60%	—	—	—	9,469	30,726
1.65%	—	—	—	122	89
1.70%	—	—	—	142	70
1.75%	—	—	—	101	81
1.80%	—	—	—	120	88
1.85%	—	—	—	100	80
Total	$839,612	$2,381,782	$1,752,457	$10,346,068	$3,465,682

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
0.55%	$85	$10,357	$65	$21	$5,592
0.75%	423,163	2,690,364	6,728	163,458	3,988,326
0.85%	—	2,061,709	26,735	198,571	137,594
0.95%	188,787	8,378,657	188,344	618,773	1,734,474
1.00%	20,548	1,225,197	101	46,722	409,394
1.05%	—	1,342,465	17,262	165,558	229,690
1.10%	—	3,287,266	78,658	741,301	117,145
1.15%	—	383,149	100	21	—
1.20%	14,724	1,664,272	100	393,430	264,301
1.25%	—	—	—	—	—
1.25%	—	12,317	—	—	2,396
1.25%	—	—	—	—	—
1.25%	—	4,474,987	—	—	10,202,313
1.25%	—	—	100	5,012	—
1.30%	—	924,743	65,442	54,770	55,161
1.35%	—	2,645,939	7,745	541,513	—
1.40%	—	46	99	22	—
1.45%	—	616,209	2,205	55,093	197
1.50%	—	27,179	99	2,320	—
1.55%	—	31	99	22	—
1.60%	—	21,054	99	22	—
1.65%	—	31	97	22	—
1.70%	—	86,688	97	22	—
1.75%	—	51	97	22	—
1.80%	—	22	96	22	—
1.85%	—	22	96	22	—
Total	$647,307	$29,852,755	$394,464	$2,986,739	$17,146,583

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	99

Subaccount	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3
0.55%	$20	$11,415	$85	$14,318	$6,094
0.75%	6,783	7,125,603	96,468	1,584,205	1,270,837
0.85%	1,812	1,664,405	80,190	933,756	458,056
0.95%	15,840	4,041,342	324,699	998,333	1,019,306
1.00%	8,476	1,351,664	46,385	287,557	218,144
1.05%	19	960,778	36,796	878,888	366,514
1.10%	20	142,627	84,519	213,396	31,462
1.15%	20	—	74	—	—
1.20%	21,491	750,841	78,031	182,487	223,059
1.25%	—	4,995,016	—	1,852,004	—
1.25%	—	44,355	—	31,693	12,153
1.25%	—	—	—	—	—
1.25%	—	—	—	—	509,114
1.25%	7,492	—	4,482	—	—
1.30%	22,124	306,921	4,258	30,700	88,075
1.35%	69,640	—	2,619	—	—
1.40%	20	—	74	—	—
1.45%	20	43,064	4,893	8,396	992
1.50%	3,456	—	74	—	—
1.55%	20	—	74	—	—
1.60%	6,773	—	73	—	—
1.65%	20	—	73	—	—
1.70%	20	—	73	—	—
1.75%	20	—	73	—	—
1.80%	20	—	73	—	—
1.85%	20	—	73	—	—
Total	$164,126	$21,438,031	$764,159	$7,015,733	$4,203,806

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
0.55%	$209,947	$1,347	$9,733	$3,377	$6,564
0.75%	1,980,929	1,979,584	1,529,455	4,929,978	1,636,385
0.85%	1,380,306	652,716	1,240,639	1,898,777	260,334
0.95%	2,250,073	1,888,727	1,344,322	4,361,567	1,073,830
1.00%	221,033	437,976	421,167	676,267	197,391
1.05%	2,795,646	244,177	803,569	1,429,331	176,860
1.10%	220,587	71,745	96,023	118,028	25,371
1.15%	—	—	—	—	—
1.20%	326,758	329,414	478,180	687,495	66,011
1.25%	—	—	—	—	—
1.25%	11,903	2,511	—	82,661	—
1.25%	—	—	—	—	—
1.25%	1,254,640	2,064,527	—	2,350,436	—
1.25%	—	—	74,101	—	14,094
1.30%	11,761	154,704	152,319	466,677	50,323
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	2,896	13,356	28,874	99,863	157
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	$10,666,479	$7,840,784	$6,178,382	$17,104,457	$3,507,320

100	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
0.55%	$18,043	$77	$80	$121	$372
0.75%	3,229,559	285,424	16,513	492,083	500,637
0.85%	1,521,059	846,105	107,174	45,273	271,807
0.95%	10,141,693	956,865	150,136	300,849	426,245
1.00%	1,061,927	10,812	83,614	33,788	134,230
1.05%	951,283	323,016	45,463	96,980	203,450
1.10%	3,966,803	154,290	70,753	28,220	54,675
1.15%	23	79	78	—	—
1.20%	1,356,383	192,826	33,335	10,698	67,180
1.25%	—	—	—	—	—
1.25%	—	—	—	1,201	—
1.25%	—	—	—	2,039,582	—
1.25%	—	—	—	—	—
1.25%	18,308	75	77	—	4,970
1.30%	634,171	18,897	78	97	61,554
1.35%	912,352	160,047	22,168	—	—
1.40%	23	78	77	—	—
1.45%	121,804	7,020	4,645	1,192	20
1.50%	63,164	8,060	77	—	—
1.55%	24	76	77	—	—
1.60%	23	81	77	—	—
1.65%	23	78	77	—	—
1.70%	23	25,831	76	—	—
1.75%	23	76	76	—	—
1.80%	23	78	76	—	—
1.85%	23	76	76	—	—
Total	$23,996,757	$2,989,967	$534,803	$3,050,084	$1,725,140

Subaccount	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
0.55%	$5,758	$229	$168	$8,800	$5,644
0.75%	542,697	111,647	621,317	1,338,388	204,910
0.85%	339,364	180,802	63,149	340,169	187,156
0.95%	428,342	145,509	506,294	1,099,014	92,310
1.00%	94,397	92,613	140,767	151,321	36,560
1.05%	221,226	77,479	42,934	258,469	69,705
1.10%	173,647	91,742	15,293	10,665	11,042
1.15%	—	—	—	—	—
1.20%	74,921	32,329	48,136	49,453	19,544
1.25%	—	—	—	—	—
1.25%	8,530	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,793,825	—	—	—	—
1.25%	—	959	8,824	16,919	1,826
1.30%	35,091	28,958	8,349	51,885	6,663
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	4,480	19,912	136	16,656	6,960
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	$3,722,278	$782,179	$1,455,367	$3,341,739	$642,320

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	101

Subaccount	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
0.55%	$68	$83	$80	$27,741	$23
0.75%	34,244	1,417,729	49,323	1,446,147	389,900
0.85%	71,899	952,247	120,326	1,553,172	413,797
0.95%	156,901	1,152,374	433,209	1,146,287	177,862
1.00%	32,437	284,624	78	331,550	99,159
1.05%	62,902	603,962	47,115	873,299	250,251
1.10%	78,786	34,900	60,380	152,051	22,221
1.15%	66	—	78	—	—
1.20%	59,683	256,326	59,409	173,918	98,321
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	10,786	214	77	308	22
1.30%	66	110,812	124,434	94,690	26,435
1.35%	489	—	112,169	—	—
1.40%	66	—	76	—	—
1.45%	79	3,748	76	8,970	1,126
1.50%	66	—	76	—	—
1.55%	66	—	76	—	—
1.60%	66	—	76	—	—
1.65%	65	—	76	—	—
1.70%	65	—	75	—	—
1.75%	65	—	75	—	—
1.80%	65	—	75	—	—
1.85%	65	—	75	—	—
Total	$508,995	$4,817,019	$1,007,434	$5,808,133	$1,479,117

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
0.55%	$139	$75	$70	$8,424	$133
0.75%	186,730	234,480	37,202	1,671,225	3,872,357
0.85%	218,778	542,146	26,299	924,502	3,520,314
0.95%	176,159	821,814	147,195	1,238,753	7,348,176
1.00%	37,976	16,062	865	291,174	914,375
1.05%	125,000	113,455	68,885	1,434,796	2,699,042
1.10%	8,055	116,587	147,767	159,538	3,284,123
1.15%	—	74	72	—	29,167
1.20%	39,304	244,568	23,088	448,901	1,223,527
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	17,362	74	560	195,352	183,745
1.30%	30,571	239,044	37,910	243,442	1,121,947
1.35%	—	15,932	125,973	—	1,067,472
1.40%	—	73	71	—	6,270
1.45%	3,140	75	70	84,958	136,557
1.50%	—	73	4,862	—	60,605
1.55%	—	75	70	—	205
1.60%	—	75	70	—	2,543
1.65%	—	73	69	—	170
1.70%	—	25,351	69	—	17,604
1.75%	—	75	65	—	2,923
1.80%	—	73	69	—	168
1.85%	—	73	65	—	184
Total	$843,214	$2,370,327	$621,366	$6,701,065	$25,491,607

102	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
0.55%	$300	$51,311	$80	$82	$9,347
0.75%	2,947,013	6,261,363	747,143	198,859	1,462,832
0.85%	—	2,169,117	445,110	284,992	454,361
0.95%	2,312,775	5,107,171	646,625	1,913,440	925,774
1.00%	820,547	955,143	159,363	857	167,797
1.05%	—	1,539,143	157,941	173,206	279,997
1.10%	—	2,385,969	28,039	793,457	28,963
1.15%	—	8,953	—	26,076	—
1.20%	534,732	803,737	105,480	212,654	133,296
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	68,761	33,982	6,569	3,439
1.30%	—	395,352	21,902	210,762	31,132
1.35%	—	465,194	—	245,775	—
1.40%	—	156	—	79	—
1.45%	—	82,396	8,442	98,354	5,481
1.50%	—	21,940	—	8,474	—
1.55%	—	131	—	78	—
1.60%	—	4,440	—	78	—
1.65%	—	153	—	78	—
1.70%	—	4,906	—	13,098	—
1.75%	—	2,734	—	77	—
1.80%	—	152	—	77	—
1.85%	—	200	—	77	—
Total	$6,615,367	$20,328,422	$2,354,107	$4,187,199	$3,502,419

Subaccount	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
0.55%	$84	$33,435	$134	$1,955	$66
0.75%	128,996	1,783,961	1,546,859	2,920,646	19,102
0.85%	166,743	832,674	763,409	—	1,900
0.95%	799,021	2,071,504	2,228,632	2,017,775	45,200
1.00%	17,567	560,781	213,438	503,145	6,461
1.05%	167,716	682,821	530,258	—	23,912
1.10%	267,746	1,100,931	1,065,913	—	54,334
1.15%	87	112	124	—	64
1.20%	60,414	388,833	486,755	500,569	21,960
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	13,259	31,786	8,256	—	11,749
1.30%	110,290	851,121	139,536	—	14,577
1.35%	399,344	81,779	154,969	—	71
1.40%	86	5,325	6,145	—	63
1.45%	79,556	25,488	63,466	—	63
1.50%	77	14,185	15,361	—	63
1.55%	85	121	143	—	63
1.60%	85	2,182	2,325	—	63
1.65%	84	108	120	—	63
1.70%	27,795	119	5,759	—	63
1.75%	84	2,730	2,744	—	63
1.80%	84	107	119	—	63
1.85%	84	120	133	—	62
Total	$2,239,287	$8,470,223	$7,234,598	$5,944,090	$200,025

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	103

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I
0.55%	$14,318	$272	$3,224	$183	$12,249
0.75%	1,508,966	617,187	3,424	1,803,778	341,479
0.85%	436,921	50,539	82,871	483,973	—
0.95%	918,008	590,796	268,665	965,541	280,381
1.00%	194,278	175,569	44,779	434,693	54,760
1.05%	296,389	161,160	8,345	261,411	—
1.10%	156,877	47,221	80,506	90,198	—
1.15%	—	—	83	—	—
1.20%	200,104	180,081	7,904	374,166	151,066
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	111,871	293	1,345	8,638	—
1.30%	1,740	259	87,876	106,792	—
1.35%	—	—	50,539	—	—
1.40%	—	—	79	—	—
1.45%	1,643	5,182	79	10,247	—
1.50%	—	—	8,105	—	—
1.55%	—	—	79	—	—
1.60%	—	—	79	—	—
1.65%	—	—	79	—	—
1.70%	—	—	79	—	—
1.75%	—	—	79	—	—
1.80%	—	—	79	—	—
1.85%	—	—	78	—	—
Total	$3,841,115	$1,828,559	$648,376	$4,539,620	$839,935

Subaccount	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy
0.55%	$22,989	$149	$—	$53,231	$68
0.75%	314,316	732,381	336,237	503,804	15,924
0.85%	422,543	608,210	—	—	47,221
0.95%	141,767	761,303	241,689	373,624	121,623
1.00%	19,322	99,442	4,852	26,873	29,722
1.05%	366,522	488,874	—	—	16,973
1.10%	68,939	58,764	—	—	109,676
1.15%	—	—	—	—	2,120
1.20%	7,169	83,982	5,043	37,833	20,635
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	4,455	29,767	—	—	16,169
1.30%	30,252	41,331	—	—	97
1.35%	—	—	—	—	7,477
1.40%	—	—	—	—	78
1.45%	3,251	4,703	—	—	25,693
1.50%	—	—	—	—	5,741
1.55%	—	—	—	—	77
1.60%	—	—	—	—	77
1.65%	—	—	—	—	77
1.70%	—	—	—	—	76
1.75%	—	—	—	—	76
1.80%	—	—	—	—	76
1.85%	—	—	—	—	76
Total	$1,401,525	$2,908,906	$587,821	$995,365	$419,752

104	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv
0.55%	$150	$79	$—	$—	$151
0.75%	190,125	43,188	629,243	509,586	520,098
0.85%	11,264	15,232	—	—	685,818
0.95%	333,192	316,161	139,854	394,846	417,275
1.00%	14,350	5,221	18,778	50,020	145,259
1.05%	191,409	79,393	—	—	395,421
1.10%	487,380	179,838	—	—	405,322
1.15%	383,789	76	—	—	186
1.20%	121,527	1,817	6,167	3,281	65,427
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	149	2,486	—	—	337
1.30%	189,912	14,407	—	—	35,091
1.35%	1,100,041	55,827	—	—	44,720
1.40%	3,876	75	—	—	182
1.45%	35,951	75	—	—	18,027
1.50%	12,542	75	—	—	14,446
1.55%	149	74	—	—	212
1.60%	2,211	74	—	—	211
1.65%	149	74	—	—	179
1.70%	149	30,527	—	—	210
1.75%	149	73	—	—	199
1.80%	149	73	—	—	177
1.85%	149	72	—	—	198
Total	$3,078,762	$744,917	$794,042	$957,733	$2,749,146

Subaccount	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II
0.55%	$95	$15,770	$23,489	$32,924	$14,908
0.75%	29,718	999,518	1,012,825	1,111,265	283,062
0.85%	11,478	488,682	—	647,909	376,722
0.95%	26,618	834,725	424,726	1,526,716	202,298
1.00%	59,996	126,955	37,378	181,098	49,782
1.05%	25,028	326,771	—	438,639	121,281
1.10%	77,026	61,031	—	242,453	28,966
1.15%	93	—	—	150	—
1.20%	15,030	67,026	20,735	273,763	42,495
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	912	16,290	—	4,972	5,111
1.30%	92	44,137	—	192,165	26,899
1.35%	40,800	—	—	208,200	—
1.40%	92	—	—	5,306	—
1.45%	92	15,692	—	46,591	5,986
1.50%	836	—	—	6,635	—
1.55%	91	—	—	176	—
1.60%	91	—	—	176	—
1.65%	91	—	—	144	—
1.70%	91	—	—	174	—
1.75%	91	—	—	147	—
1.80%	90	—	—	143	—
1.85%	90	—	—	146	—
Total	$288,541	$2,996,597	$1,519,153	$4,919,892	$1,157,510

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	105

Subaccount	MS VIF Mid Cap Gro, Cl II	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
0.55%	$17,150	$112	$68	$161	$22,956
0.75%	271,815	208,951	2,932	840,134	3,107,914
0.85%	160,979	135,743	29,636	592,782	1,674,836
0.95%	540,913	106,058	64,763	1,542,854	2,336,285
1.00%	7,977	16,916	67	146,772	609,865
1.05%	91,299	79,148	2,494	228,580	1,476,489
1.10%	195,766	43,781	12,048	1,447,030	384,174
1.15%	125	—	66	7,368	25,640
1.20%	60,913	47,203	70	465,460	726,375
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,555	4,523	66	40,235	40,248
1.30%	124,448	9,603	66	164,737	405,433
1.35%	105,825	—	29,358	329,045	272,134
1.40%	123	—	65	6,038	73
1.45%	83	9,398	65	36,056	30,543
1.50%	3,919	—	2,270	1,386	73
1.55%	147	—	65	175	73
1.60%	146	—	65	175	77
1.65%	121	—	65	200	73
1.70%	145	—	65	3,132	72
1.75%	112	—	65	194	73
1.80%	120	—	65	198	73
1.85%	111	—	65	194	73
Total	$1,583,792	$661,436	$144,489	$5,852,906	$11,113,552

Subaccount	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
0.55%	$1,480	$11,212	$87	$2,167	$91
0.75%	380,148	909,796	80	81,526	488,550
0.85%	363,973	932,163	34,022	112,743	—
0.95%	1,083,572	986,507	98,254	799,828	415,936
1.00%	95,216	145,451	80	46,141	82,444
1.05%	434,646	545,375	80	47,917	—
1.10%	408,408	424,065	79	242,466	—
1.15%	4,876	77	78	2,147	—
1.20%	217,408	269,371	78	222,861	64,547
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,293	25,126	78	6,129	—
1.30%	35,902	177,935	5,019	123,302	—
1.35%	175,935	5,924	10,844	56,840	—
1.40%	6,369	82	77	2,117	—
1.45%	26,766	55,132	11,123	66,684	—
1.50%	16,284	74	73	2,105	—
1.55%	154	90	76	2,099	—
1.60%	154	90	76	4,074	—
1.65%	128	23,885	76	2,087	—
1.70%	152	90	75	28,510	—
1.75%	2,774	73	71	2,075	—
1.80%	126	80	75	2,070	—
1.85%	139	73	71	2,064	—
Total	$3,256,903	$4,512,671	$160,572	$1,857,952	$1,051,568

106	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IB	Temp Global Bond, Cl 2	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
0.55%	$115	$185	$76	$1,346	$4,024
0.75%	351,073	416,523	87,584	37,235	4,556,243
0.85%	—	—	167,582	88,662	16,305,112
0.95%	112,681	322,352	644,469	126,111	8,605,090
1.00%	28,948	2,036	12,016	30,835	691,429
1.05%	—	—	217,523	46,773	973,950
1.10%	—	—	140,302	38,645	5,237,474
1.15%	—	—	96	112	21
1.20%	3,586	9,153	57,627	21,710	2,310,755
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	4,123	3,691	17,146
1.30%	—	—	53,826	83,378	1,258,620
1.35%	—	—	89,233	77,344	1,346,751
1.40%	—	—	95	112	21
1.45%	—	—	28,021	5,468	1,440,072
1.50%	—	—	13,121	178	59,285
1.55%	—	—	94	110	22
1.60%	—	—	93	110	134,434
1.65%	—	—	93	110	21
1.70%	—	—	33,868	109	25
1.75%	—	—	93	109	21
1.80%	—	—	93	109	21
1.85%	—	—	92	109	87,568
Total	$496,403	$750,249	$1,550,120	$562,366	$43,028,105

Subaccount	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
0.55%	$983,232	$15,544	$75	$20	$20
0.75%	4,715,223	904,501	2,627,916	20	20
0.85%	18,382,674	7,610,401	11,051,289	7,118	19
0.95%	2,497,326	6,684,214	1,469,011	3,407,368	4,424,968
1.00%	453,780	407,752	652,149	20	20
1.05%	7,861,456	1,402,528	6,779,075	72,019	28,400
1.10%	4,513,214	4,712,998	3,302,426	673,259	2,993,492
1.15%	—	18,552	—	20	20
1.20%	272,959	3,565,173	672,383	20	158,161
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	136,136	9,873	266,040	20	20
1.30%	2,231,455	1,210,374	2,329,696	53,763	20
1.35%	—	636,310	—	76,727	312,363
1.40%	—	22	—	20	20
1.45%	19,104	3,249,490	1,445,223	20	20
1.50%	—	6,500	—	20	20
1.55%	—	312	—	20	20
1.60%	—	20	—	20	20
1.65%	—	20	—	20	20
1.70%	—	58,986	—	20	20
1.75%	—	41	—	20	20
1.80%	—	42	—	20	20
1.85%	—	41	—	20	20
Total	$42,066,559	$30,493,694	$30,595,283	$4,290,574	$7,917,723

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	107

Subaccount	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
0.55%	$22	$28	$508,785	$365,471	$21
0.75%	124,917	475,348	8,240,149	5,575,586	13,783,663
0.85%	806,668	2,740,507	62,220,328	42,237,338	104,538,582
0.95%	16,551,610	39,759,518	239,620,772	408,777,953	115,790,765
1.00%	43,609	216,455	1,240,183	705,648	2,472,764
1.05%	400,213	2,075,020	30,201,233	110,432,738	23,822,876
1.10%	7,031,492	20,355,558	107,623,082	230,013,681	32,065,355
1.15%	22	164,207	1,205,023	6,726,414	299,878
1.20%	2,675,327	2,955,316	17,845,366	36,696,066	71,364,121
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	21	20	11,985	8,284	74,447
1.30%	2,136,253	3,384,486	10,742,854	37,987,200	15,446,333
1.35%	1,659,215	7,458,344	14,121,168	21,798,750	10,879,022
1.40%	22	21	92,965	921,450	35
1.45%	960,020	1,641,263	1,006,749	1,543,950	15,029,660
1.50%	82,372	51,712	151,409	218,423	368,213
1.55%	22	21	21	822,258	592,100
1.60%	22	120,372	27,185	970,670	1,150,811
1.65%	22	21	21	869,527	21
1.70%	138,416	21	22	516,024	497,188
1.75%	22	21	22	21	21
1.80%	22	20	22	21	21
1.85%	22	21	22	21	27,850
Total	$32,610,331	$81,398,300	$494,859,366	$907,187,494	$408,203,747

Subaccount	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
0.55%	$649,059	$42	$17,293	$1,039,125	$21
0.75%	41,425,813	8,183,866	16,070,391	2,667,938	7,265,014
0.85%	222,490,294	60,580,008	73,437,649	16,293,308	35,780,173
0.95%	27,657,565	43,626,750	11,346,532	22,824,472	6,737,169
1.00%	12,298,089	1,235,379	3,599,253	311,696	853,441
1.05%	94,130,705	8,139,871	27,180,071	4,750,258	20,454,839
1.10%	51,550,809	22,510,283	14,052,171	7,524,827	9,999,398
1.15%	—	22	—	324,898	—
1.20%	5,506,105	24,729,875	990,651	11,570,312	1,235,871
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	944,006	244,420	778,120	25,087	260,526
1.30%	30,035,227	6,921,770	5,151,428	4,337,638	5,566,331
1.35%	—	4,025,004	—	3,077,022	—
1.40%	—	20	—	128	—
1.45%	597,959	2,429,511	463,445	2,593,248	1,328,404
1.50%	—	477,224	—	36,293	—
1.55%	—	49,980	—	472,394	—
1.60%	—	70,107	—	98,095	—
1.65%	—	22	—	405,646	—
1.70%	—	21	—	20	—
1.75%	—	21	—	21	—
1.80%	—	22	—	98,948	—
1.85%	—	22	—	22	—
Total	$487,285,631	$183,224,240	$153,087,004	$78,451,396	$89,481,187

108	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

Subaccount	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl
0.55%	$6,296	$20	$20	$20	$21,122
0.75%	1,632,518	12,234	11,755	285,217	3,024,144
0.85%	326,697	10,045	3,047,495	1,238,361	925,762
0.95%	819,791	5,403,876	49,310,951	32,191,298	1,892,631
1.00%	282,611	20	20	301,743	496,901
1.05%	161,193	596,581	3,213,264	2,000,181	607,475
1.10%	53,921	2,383,870	23,674,918	24,364,422	183,626
1.15%	—	29,735	236,864	178,374	—
1.20%	210,681	236,711	2,507,498	1,375,675	210,561
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	714	20	20	20	12,578
1.30%	34,476	520,156	815,867	1,682,502	194,272
1.35%	—	592,506	1,413,675	1,537,537	—
1.40%	—	22	23	22	—
1.45%	28	473,373	20	386,644	28,094
1.50%	—	22	23	22	—
1.55%	—	22	23	22	—
1.60%	—	22	899,093	39,827	—
1.65%	—	22	23	22	—
1.70%	—	22	22	22	—
1.75%	—	22	22	22	—
1.80%	—	22	22	22	—
1.85%	—	22	22	22	—
Total	$3,528,926	$10,259,345	$85,131,640	$65,581,997	$7,597,166

Subaccount	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.55%	$67,154	$—	$8,316	$324	$137
0.75%	5,093,610	1,158,341	495,605	709,956	675,461
0.85%	1,333,593	—	349,819	314,395	402,081
0.95%	3,410,335	555,165	285,611	674,102	884,193
1.00%	648,418	191,055	132,774	123,842	111,625
1.05%	679,691	—	279,828	323,120	251,454
1.10%	121,214	—	10,030	53,389	660,720
1.15%	—	—	—	9,764	134
1.20%	441,123	34,921	46,361	22,477	208,802
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	26,177	—	6,531	4,356	17,047
1.30%	193,248	—	9,723	57,489	58,370
1.35%	—	—	—	12,807	136,585
1.40%	—	—	—	126	131
1.45%	13,671	—	67	119	44,490
1.50%	—	—	—	1,090	6,908
1.55%	—	—	—	146	158
1.60%	—	—	—	146	5,338
1.65%	—	—	—	124	128
1.70%	—	—	—	145	157
1.75%	—	—	—	107	123
1.80%	—	—	—	123	127
1.85%	—	—	—	107	122
Total	$12,028,234	$1,939,482	$1,624,665	$2,308,254	$3,464,291

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY –2018 ANNUAL REPORT	109

Subaccount	WA Var Global Hi Yd Bond, Cl II
0.55%	$82
0.75%	34,283
0.85%	20,427
0.95%	126,389
1.00%	14,870
1.05%	44,603
1.10%	62,172
1.15%	79
1.20%	21,115
1.25%	—
1.25%	—
1.25%	—
1.25%	—
1.25%	2,708
1.30%	1,755
1.35%	10,951
1.40%	79
1.45%	4,859
1.50%	7,087
1.55%	79
1.60%	79
1.65%	79
1.70%	78
1.75%	78
1.80%	78
1.85%	78
Total	$352,008

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2018	637	$1.17	to	$1.09	$724	1.61%	0.55%	to	1.85%	(7.85%)	to	(9.05%)
2017	467	$1.27	to	$1.20	$578	1.83%	0.55%	to	1.85%	13.71%	to	12.24%
2016	315	$1.12	to	$1.07	$347	0.59%	0.55%	to	1.85%	2.80%	to	1.48%
2015	297	$1.09	to	$1.05	$321	0.87%	0.55%	to	1.85%	(1.85%)	to	(3.11%)
2014	47	$1.11	to	$1.08	$54	0.43%	0.55%	to	1.85%	3.64%	to	2.29%
AB VPS Global Thematic Gro, Cl B
2018	304	$1.71	to	$1.65	$522	—	0.55%	to	1.45%	(10.48%)	to	(11.29%)
2017	446	$1.91	to	$1.86	$861	0.28%	0.55%	to	1.45%	35.55%	to	34.35%
2016	663	$1.41	to	$1.39	$949	—	0.55%	to	1.45%	(1.42%)	to	(2.30%)
2015	853	$1.43	to	$1.42	$1,244	—	0.55%	to	1.45%	2.08%	to	1.17%
2014	935	$1.40	to	$1.40	$1,343	—	0.55%	to	1.45%	4.23%	to	3.30%
AB VPS Gro & Inc, Cl B
2018	1,984	$2.28	to	$1.91	$4,450	0.74%	0.55%	to	1.45%	(6.37%)	to	(7.21%)
2017	2,222	$2.43	to	$2.06	$5,329	1.28%	0.55%	to	1.45%	17.95%	to	16.89%
2016	2,408	$2.06	to	$1.76	$4,936	0.79%	0.55%	to	1.45%	10.46%	to	9.48%
2015	3,011	$1.87	to	$1.61	$5,616	1.20%	0.55%	to	1.45%	0.87%	to	(0.03%)
2014	3,737	$1.85	to	$1.61	$6,938	1.10%	0.55%	to	1.45%	8.69%	to	7.72%
AB VPS Intl Val, Cl B
2018	3,300	$1.10	to	$0.74	$4,475	1.06%	0.55%	to	1.45%	(23.40%)	to	(24.09%)
2017	3,862	$1.44	to	$0.97	$6,746	1.83%	0.55%	to	1.45%	24.41%	to	23.30%
2016	4,875	$1.15	to	$0.79	$6,753	1.02%	0.55%	to	1.45%	(1.34%)	to	(2.22%)
2015	5,809	$1.17	to	$0.80	$8,303	2.11%	0.55%	to	1.45%	1.84%	to	0.93%
2014	6,655	$1.15	to	$0.80	$9,495	3.29%	0.55%	to	1.45%	(6.97%)	to	(7.81%)

110	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
ALPS Alerian Engy Infr, Class III
2018	2,033	$0.82	to	$0.76	$1,618	1.75%	0.55%	to	1.85%	(19.40%)	to	(20.45%)
2017	2,189	$1.01	to	$0.95	$2,177	1.78%	0.55%	to	1.85%	(1.38%)	to	(2.65%)
2016	2,632	$1.03	to	$0.98	$2,666	2.43%	0.55%	to	1.85%	40.03%	to	38.22%
2015	1,451	$0.73	to	$0.71	$1,053	0.84%	0.55%	to	1.85%	(38.26%)	to	(39.07%)
2014	1,154	$1.19	to	$1.16	$1,362	0.18%	0.55%	to	1.85%	11.30%	to	9.86%
AC VP Intl, Cl II
2018	497	$1.76	to	$2.05	$840	1.13%	0.55%	to	1.20%	(15.76%)	to	(16.31%)
2017	578	$2.08	to	$2.45	$1,169	0.75%	0.55%	to	1.20%	30.22%	to	29.38%
2016	685	$1.60	to	$1.89	$1,065	0.96%	0.55%	to	1.20%	(6.07%)	to	(6.68%)
2015	894	$1.70	to	$2.03	$1,476	0.22%	0.55%	to	1.20%	(0.05%)	to	(0.69%)
2014	1,044	$1.70	to	$2.04	$1,718	1.56%	0.55%	to	1.20%	(6.17%)	to	(6.78%)
AC VP Mid Cap Val, Cl II
2018	1,071	$2.02	to	$2.27	$2,382	1.23%	0.55%	to	1.45%	(13.44%)	to	(14.22%)
2017	1,455	$2.34	to	$2.64	$3,731	1.37%	0.55%	to	1.45%	10.86%	to	9.87%
2016	1,954	$2.11	to	$2.41	$4,583	1.54%	0.55%	to	1.45%	22.05%	to	20.96%
2015	2,380	$1.73	to	$1.99	$4,591	1.50%	0.55%	to	1.45%	(2.12%)	to	(3.00%)
2014	2,646	$1.76	to	$2.05	$5,191	1.04%	0.55%	to	1.45%	15.60%	to	14.57%
AC VP Ultra, Cl II
2018	674	$2.60	to	$2.55	$1,752	0.11%	0.55%	to	1.45%	0.05%	to	(0.86%)
2017	772	$2.60	to	$2.57	$2,017	0.25%	0.55%	to	1.45%	31.28%	to	30.11%
2016	1,207	$1.98	to	$1.98	$2,417	0.19%	0.55%	to	1.45%	3.78%	to	2.86%
2015	1,269	$1.91	to	$1.92	$2,444	0.30%	0.55%	to	1.45%	5.47%	to	4.52%
2014	1,745	$1.81	to	$1.84	$3,211	0.23%	0.55%	to	1.45%	9.23%	to	8.25%
AC VP Val, Cl II
2018	4,502	$2.18	to	$1.34	$10,346	1.49%	0.55%	to	1.85%	(9.78%)	to	(10.95%)
2017	5,346	$2.42	to	$1.50	$13,656	1.47%	0.55%	to	1.85%	7.98%	to	6.59%
2016	6,581	$2.24	to	$1.41	$15,708	1.58%	0.55%	to	1.85%	19.62%	to	18.07%
2015	7,631	$1.87	to	$1.19	$15,370	1.98%	0.55%	to	1.85%	(4.55%)	to	(5.78%)
2014	8,157	$1.96	to	$1.27	$17,466	1.39%	0.55%	to	1.85%	12.27%	to	10.83%
BlackRock Global Alloc, Cl III
2018	2,847	$1.26	to	$1.07	$3,466	0.83%	0.55%	to	1.85%	(8.09%)	to	(9.29%)
2017	3,084	$1.37	to	$1.18	$4,108	1.27%	0.55%	to	1.85%	13.09%	to	11.63%
2016	3,362	$1.21	to	$1.06	$3,981	1.07%	0.55%	to	1.85%	3.24%	to	1.91%
2015	5,408	$1.17	to	$1.04	$6,240	1.16%	0.55%	to	1.85%	(1.54%)	to	(2.82%)
2014	4,077	$1.19	to	$1.07	$4,794	2.56%	0.55%	to	1.85%	1.37%	to	0.06%
Calvert VP SRI Bal, Cl I
2018	387	$1.85	to	$1.99	$647	1.73%	0.55%	to	1.20%	(3.21%)	to	(3.84%)
2017	421	$1.91	to	$2.07	$730	1.74%	0.55%	to	1.20%	11.38%	to	10.66%
2016	717	$1.71	to	$1.87	$1,114	1.52%	0.55%	to	1.20%	7.26%	to	6.57%
2015	962	$1.60	to	$1.76	$1,401	0.11%	0.55%	to	1.20%	(2.72%)	to	(3.36%)
2014	1,025	$1.64	to	$1.82	$1,539	1.50%	0.55%	to	1.20%	9.06%	to	8.35%
Col VP Bal, Cl 3
2018	15,368	$2.05	to	$1.30	$29,853	—	0.55%	to	1.85%	(6.41%)	to	(7.63%)
2017	13,512	$2.19	to	$1.40	$28,727	—	0.55%	to	1.85%	13.89%	to	12.42%
2016	9,178	$1.92	to	$1.25	$18,218	—	0.55%	to	1.85%	5.82%	to	4.46%
2015	7,199	$1.82	to	$1.19	$13,912	—	0.55%	to	1.85%	1.15%	to	(0.16%)
2014	5,950	$1.80	to	$1.20	$11,885	—	0.55%	to	1.85%	9.52%	to	8.11%
Col VP Commodity Strategy, Cl 2
2018	762	$0.53	to	$0.49	$394	—	0.55%	to	1.85%	(14.64%)	to	(15.75%)
2017	494	$0.62	to	$0.58	$301	6.37%	0.55%	to	1.85%	1.15%	to	(0.15%)
2016	429	$0.61	to	$0.59	$261	—	0.55%	to	1.85%	11.75%	to	10.31%
2015	102	$0.55	to	$0.53	$57	—	0.55%	to	1.85%	(24.19%)	to	(25.17%)
2014	205	$0.73	to	$0.71	$148	—	0.55%	to	1.85%	(21.89%)	to	(22.90%)
Col VP Contrarian Core, Cl 2
2018	1,878	$1.64	to	$1.52	$2,987	—	0.55%	to	1.85%	(9.64%)	to	(10.82%)
2017	1,594	$1.82	to	$1.71	$2,825	—	0.55%	to	1.85%	20.82%	to	19.26%
2016	1,172	$1.50	to	$1.43	$1,731	—	0.55%	to	1.85%	7.82%	to	6.42%
2015	745	$1.39	to	$1.35	$1,027	—	0.55%	to	1.85%	2.17%	to	0.85%
2014	408	$1.36	to	$1.33	$552	—	0.55%	to	1.85%	12.22%	to	10.76%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	111

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Disciplined Core, Cl 3
2018	7,618	$2.43	to	$2.02	$17,147	—	0.55%	to	1.45%	(4.27%)	to	(5.13%)
2017	8,459	$2.54	to	$2.13	$19,885	—	0.55%	to	1.45%	23.54%	to	22.44%
2016	9,847	$2.05	to	$1.74	$18,817	—	0.55%	to	1.45%	7.35%	to	6.38%
2015	11,735	$1.91	to	$1.63	$20,572	—	0.55%	to	1.45%	0.20%	to	(0.70%)
2014	12,870	$1.91	to	$1.65	$22,468	—	0.55%	to	1.45%	14.59%	to	13.56%
Col VP Div Abs Return, Cl 2
2018	208	$0.82	to	$0.76	$164	—	0.55%	to	1.85%	(9.24%)	to	(10.42%)
2017	199	$0.90	to	$0.85	$175	—	0.55%	to	1.85%	2.03%	to	0.71%
2016	86	$0.89	to	$0.84	$75	—	0.55%	to	1.85%	(3.16%)	to	(4.42%)
2015	104	$0.91	to	$0.88	$94	—	0.55%	to	1.85%	(1.38%)	to	(2.65%)
2014	151	$0.93	to	$0.91	$139	—	0.55%	to	1.85%	(2.48%)	to	(3.74%)
Col VP Divd Opp, Cl 3
2018	8,378	$2.26	to	$1.64	$21,438	—	0.55%	to	1.45%	(6.39%)	to	(7.23%)
2017	9,883	$2.42	to	$1.76	$26,903	—	0.55%	to	1.45%	13.65%	to	12.64%
2016	12,215	$2.13	to	$1.57	$29,270	—	0.55%	to	1.45%	12.90%	to	11.88%
2015	14,185	$1.88	to	$1.40	$30,245	—	0.55%	to	1.45%	(3.30%)	to	(4.17%)
2014	16,773	$1.95	to	$1.46	$37,084	—	0.55%	to	1.45%	9.30%	to	8.32%
Col VP Emerg Mkts Bond, Cl 2
2018	771	$1.01	to	$0.94	$764	4.39%	0.55%	to	1.85%	(7.90%)	to	(9.09%)
2017	523	$1.10	to	$1.04	$566	4.38%	0.55%	to	1.85%	11.08%	to	9.64%
2016	475	$0.99	to	$0.94	$464	2.36%	0.55%	to	1.85%	10.46%	to	9.03%
2015	332	$0.90	to	$0.87	$296	1.62%	0.55%	to	1.85%	(1.86%)	to	(3.13%)
2014	353	$0.92	to	$0.89	$322	5.51%	0.55%	to	1.85%	0.88%	to	(0.43%)
Col VP Emer Mkts, Cl 3
2018	3,292	$2.41	to	$1.46	$7,016	0.45%	0.55%	to	1.45%	(22.01%)	to	(22.71%)
2017	3,525	$3.09	to	$1.88	$9,712	0.09%	0.55%	to	1.45%	46.25%	to	44.95%
2016	4,305	$2.11	to	$1.30	$8,090	0.11%	0.55%	to	1.45%	4.39%	to	3.46%
2015	4,709	$2.02	to	$1.26	$8,778	0.12%	0.55%	to	1.45%	(9.50%)	to	(10.31%)
2014	5,482	$2.24	to	$1.40	$11,282	0.24%	0.55%	to	1.45%	(2.81%)	to	(3.68%)
Col VP Global Strategic Inc, Cl 3
2018	2,919	$1.19	to	$1.06	$4,204	4.59%	0.55%	to	1.45%	(5.86%)	to	(6.71%)
2017	3,858	$1.26	to	$1.14	$5,849	—	0.55%	to	1.45%	5.19%	to	4.25%
2016	4,630	$1.20	to	$1.09	$6,699	—	0.55%	to	1.45%	(1.77%)	to	(2.65%)
2015	5,683	$1.22	to	$1.12	$8,499	—	0.55%	to	1.45%	(6.69%)	to	(7.53%)
2014	6,530	$1.31	to	$1.21	$10,537	—	0.55%	to	1.45%	0.24%	to	(0.66%)
Col VP Govt Money Mkt, Cl 3
2018	10,216	$1.09	to	$0.93	$10,666	1.35%	0.55%	to	1.45%	0.83%	to	(0.08%)
2017	12,019	$1.08	to	$0.93	$12,454	0.30%	0.55%	to	1.45%	(0.24%)	to	(1.14%)
2016	11,192	$1.08	to	$0.94	$11,808	0.01%	0.55%	to	1.45%	(0.54%)	to	(1.44%)
2015	13,090	$1.08	to	$0.96	$13,887	0.01%	0.55%	to	1.45%	(0.53%)	to	(1.43%)
2014	11,623	$1.09	to	$0.97	$12,673	0.01%	0.55%	to	1.45%	(0.53%)	to	(1.44%)
Col VP Hi Yield Bond, Cl 3
2018	3,159	$2.19	to	$1.81	$7,841	5.44%	0.55%	to	1.45%	(4.53%)	to	(5.39%)
2017	4,130	$2.29	to	$1.91	$10,717	5.40%	0.55%	to	1.45%	5.83%	to	4.88%
2016	5,086	$2.16	to	$1.83	$12,480	5.97%	0.55%	to	1.45%	11.11%	to	10.11%
2015	6,051	$1.95	to	$1.66	$13,457	5.97%	0.55%	to	1.45%	(1.68%)	to	(2.56%)
2014	7,056	$1.98	to	$1.70	$16,079	6.14%	0.55%	to	1.45%	3.05%	to	2.12%
Col VP Inc Opp, Cl 3
2018	3,174	$2.08	to	$1.77	$6,178	4.91%	0.55%	to	1.45%	(4.39%)	to	(5.25%)
2017	4,240	$2.18	to	$1.87	$8,630	6.00%	0.55%	to	1.45%	5.80%	to	4.86%
2016	5,229	$2.06	to	$1.79	$10,096	12.41%	0.55%	to	1.45%	10.25%	to	9.26%
2015	3,718	$1.87	to	$1.63	$6,584	9.19%	0.55%	to	1.45%	(1.56%)	to	(2.45%)
2014	4,680	$1.90	to	$1.67	$8,440	—	0.55%	to	1.45%	3.20%	to	2.27%
Col VP Inter Bond, Cl 3
2018	10,002	$1.56	to	$1.36	$17,104	2.19%	0.55%	to	1.45%	(0.29%)	to	(1.19%)
2017	12,656	$1.56	to	$1.38	$21,763	2.67%	0.55%	to	1.45%	3.17%	to	2.24%
2016	15,588	$1.51	to	$1.35	$26,087	1.65%	0.55%	to	1.45%	3.97%	to	3.03%
2015	17,809	$1.46	to	$1.31	$28,925	1.32%	0.55%	to	1.45%	(0.38%)	to	(1.28%)
2014	20,327	$1.46	to	$1.33	$33,316	2.62%	0.55%	to	1.45%	4.74%	to	3.80%

112	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Lg Cap Gro, Cl 3
2018	2,675	$2.49	to	$2.09	$3,507	—	0.55%	to	1.45%	(4.62%)		to	(5.48%)
2017	2,969	$2.61	to	$2.21	$4,106	—	0.55%	to	1.45%	27.25%		to	26.11%
2016	3,815	$2.05	to	$1.75	$4,294	—	0.55%	to	1.45%	0.62%		to	(0.29%)
2015	4,927	$2.04	to	$1.76	$5,446	—	0.55%	to	1.45%	8.40%		to	7.42%
2014	4,923	$1.88	to	$1.63	$5,034	—	0.55%	to	1.45%	13.41%		to	12.39%
Col VP Lg Cap Index, Cl 3
2018	11,391	$2.48	to	$1.56	$23,997	—	0.55%	to	1.85%	(5.34%)		to	(6.57%)
2017	10,370	$2.62	to	$1.67	$23,037	—	0.55%	to	1.85%	20.62%		to	19.07%
2016	7,362	$2.17	to	$1.40	$13,710	—	0.55%	to	1.85%	10.90%		to	9.46%
2015	6,084	$1.96	to	$1.28	$10,222	—	0.55%	to	1.85%	0.31%		to	(0.99%)
2014	5,751	$1.95	to	$1.29	$9,593	—	0.55%	to	1.85%	12.59%		to	11.13%
Col VP Limited Duration Cr, Cl 2
2018	2,819	$0.97	to	$0.95	$2,990	1.68%	0.55%	to	1.85%	(0.57%)		to	(1.86%)
2017	3,111	$0.98	to	$0.96	$3,329	2.09%	0.55%	to	1.85%	1.24%		to	(0.06%)
2016	2,329	$0.96	to	$0.97	$2,475	3.44%	0.55%	to	1.85%	4.71%		to	3.34%
2015	1,573	$0.92	to	$0.93	$1,603	4.64%	0.55%	to	1.85%	(3.01%)		to	(4.29%)
2014	4,302	$0.95	to	$0.98	$4,497	0.66%	0.55%	to	1.85%	(1.74	%)(5)	to	(1.53%)
Col VP Long Govt/Cr Bond, Cl 2
2018	520	$1.05	to	$0.98	$535	2.84%	0.55%	to	1.85%	(5.89%)		to	(7.13%)
2017	764	$1.12	to	$1.05	$839	3.33%	0.55%	to	1.85%	10.40%		to	8.97%
2016	802	$1.01	to	$0.97	$802	1.70%	0.55%	to	1.85%	2.22%		to	0.89%
2015	499	$0.99	to	$0.96	$490	1.90%	0.55%	to	1.85%	(0.77%)		to	(2.05%)
2014	259	$1.00	to	$0.98	$259	0.13%	0.55%	to	1.85%	4.67%		to	3.32%
Col VP Mid Cap Gro, Cl 3
2018	1,562	$2.30	to	$2.05	$3,050	—	0.55%	to	1.45%	(5.38%)		to	(6.23%)
2017	1,761	$2.43	to	$2.18	$3,661	—	0.55%	to	1.45%	22.12%		to	21.03%
2016	2,023	$1.99	to	$1.80	$3,461	—	0.55%	to	1.45%	1.60%		to	0.69%
2015	2,309	$1.96	to	$1.79	$3,938	—	0.55%	to	1.45%	4.92%		to	3.97%
2014	2,436	$1.86	to	$1.72	$3,987	—	0.55%	to	1.45%	6.69%		to	5.73%
Col VP Mid Cap Val, Cl 3
2018	817	$2.13	to	$1.75	$1,725	—	0.55%	to	1.45%	(13.88%)		to	(14.66%)
2017	1,095	$2.47	to	$2.05	$2,685	—	0.55%	to	1.45%	12.77%		to	11.76%
2016	1,332	$2.19	to	$1.84	$2,913	—	0.55%	to	1.45%	13.38%		to	12.36%
2015	1,743	$1.93	to	$1.64	$3,389	—	0.55%	to	1.45%	(5.48%)		to	(6.33%)
2014	2,261	$2.05	to	$1.75	$4,638	—	0.55%	to	1.45%	11.56%		to	10.55%
Col VP Overseas Core, Cl 3
2018	2,780	$1.63	to	$1.15	$3,722	2.69%	0.55%	to	1.45%	(17.16%)		to	(17.91%)
2017	3,241	$1.97	to	$1.40	$5,289	1.99%	0.55%	to	1.45%	26.67%		to	25.54%
2016	3,892	$1.55	to	$1.11	$5,038	1.55%	0.55%	to	1.45%	(6.62%)		to	(7.46%)
2015	3,361	$1.66	to	$1.20	$4,782	0.92%	0.55%	to	1.45%	4.46%		to	3.52%
2014	3,848	$1.59	to	$1.16	$5,252	1.79%	0.55%	to	1.45%	(9.06%)		to	(9.88%)
Col VP Select Lg Cap Val, Cl 3
2018	369	$2.35	to	$1.91	$782	—	0.55%	to	1.45%	(12.79%)		to	(13.58%)
2017	447	$2.69	to	$2.22	$1,098	—	0.55%	to	1.45%	20.14%		to	19.07%
2016	468	$2.24	to	$1.86	$967	—	0.55%	to	1.45%	19.16%		to	18.09%
2015	613	$1.88	to	$1.58	$1,074	—	0.55%	to	1.45%	(5.55%)		to	(6.40%)
2014	700	$1.99	to	$1.68	$1,309	—	0.55%	to	1.45%	10.77%		to	9.77%
Col VP Select Sm Cap Val, Cl 3
2018	587	$2.15	to	$1.82	$1,455	—	0.55%	to	1.45%	(13.18%)		to	(13.96%)
2017	658	$2.48	to	$2.12	$1,874	—	0.55%	to	1.45%	11.58%		to	10.59%
2016	826	$2.22	to	$1.92	$2,070	—	0.55%	to	1.45%	13.21%		to	12.19%
2015	988	$1.96	to	$1.71	$2,198	—	0.55%	to	1.45%	(3.76%)		to	(4.63%)
2014	1,170	$2.04	to	$1.79	$2,683	—	0.55%	to	1.45%	5.40%		to	4.45%
Col VP US Govt Mtge, Cl 3
2018	2,505	$1.28	to	$1.11	$3,342	2.74%	0.55%	to	1.45%	1.16%		to	0.24%
2017	2,815	$1.26	to	$1.11	$3,722	2.80%	0.55%	to	1.45%	2.65%		to	1.73%
2016	3,480	$1.23	to	$1.09	$4,497	2.70%	0.55%	to	1.45%	2.02%		to	1.10%
2015	4,002	$1.20	to	$1.08	$5,092	2.77%	0.55%	to	1.45%	0.66%		to	(0.25%)
2014	5,322	$1.20	to	$1.08	$6,779	1.78%	0.55%	to	1.45%	5.20%		to	4.26%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	113

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CS Commodity Return
2018	1,405	$0.47	to	$0.43	$642	2.57%	0.55%	to	1.45%	(12.14%)		to	(12.94%)
2017	1,543	$0.54	to	$0.50	$805	9.10%	0.55%	to	1.45%	0.96%		to	0.06%
2016	1,727	$0.53	to	$0.50	$896	—	0.55%	to	1.45%	11.41%		to	10.41%
2015	1,833	$0.48	to	$0.45	$856	—	0.55%	to	1.45%	(25.51%)		to	(26.18%)
2014	2,285	$0.64	to	$0.61	$1,436	—	0.55%	to	1.45%	(17.47%)		to	(18.21%)
CTIVP AQR Man Fut Strategy, Cl 2
2018	568	$0.92	to	$0.85	$509	—	0.55%	to	1.85%	(8.26%)		to	(9.45%)
2017	579	$1.00	to	$0.94	$569	0.34%	0.55%	to	1.85%	(1.50%)		to	(2.76%)
2016	451	$1.02	to	$0.97	$452	5.64%	0.55%	to	1.85%	(9.58%)		to	(10.75%)
2015	369	$1.12	to	$1.08	$410	16.50%	0.55%	to	1.85%	(0.63%)		to	(1.93%)
2014	286	$1.13	to	$1.11	$322	1.46%	0.55%	to	1.85%	9.40%		to	7.99%
CTIVP BR Gl Infl Prot Sec, Cl 3
2018	3,337	$1.53	to	$1.33	$4,817	—	0.55%	to	1.45%	(1.06%)		to	(1.95%)
2017	4,346	$1.55	to	$1.36	$6,359	2.29%	0.55%	to	1.45%	1.98%		to	1.07%
2016	5,109	$1.52	to	$1.34	$7,365	—	0.55%	to	1.45%	7.90%		to	6.94%
2015	6,372	$1.41	to	$1.25	$8,552	37.00%	0.55%	to	1.45%	(2.03%)		to	(2.91%)
2014	7,141	$1.44	to	$1.29	$9,824	—	0.55%	to	1.45%	8.00%		to	7.03%
CTIVP Lazard Intl Eq Adv, Cl 2
2018	976	$1.06	to	$0.98	$1,007	2.00%	0.55%	to	1.85%	(16.68%)		to	(17.77%)
2017	687	$1.27	to	$1.20	$857	1.14%	0.55%	to	1.85%	22.97%		to	21.38%
2016	391	$1.04	to	$0.99	$399	2.02%	0.55%	to	1.85%	3.31%		to	1.96%
2015	130	$1.00	to	$0.97	$130	2.87%	0.55%	to	1.85%	(4.23%)		to	(5.48%)
2014	78	$1.05	to	$1.02	$83	2.57%	0.55%	to	1.85%	(0.74%)		to	(2.03%)
CTIVP Loomis Sayles Gro, Cl 1
2018	4,307	$1.36	to	$1.33	$5,808	—	0.55%	to	1.45%	(2.93%)		to	(3.81%)
2017	5,192	$1.40	to	$1.38	$7,239	—	0.55%	to	1.45%	32.30%		to	31.12%
2016	7,370	$1.06	to	$1.05	$7,794	—	0.55%	to	1.45%	5.14	%(7)	to	4.51	%(7)
CTIVP MFS Blend Res Core Eq, Cl 3
2018	860	$1.77	to	$1.63	$1,479	—	0.55%	to	1.45%	(8.59%)		to	(9.41%)
2017	1,048	$1.94	to	$1.80	$1,978	—	0.55%	to	1.45%	19.62%		to	18.55%
2016	1,411	$1.62	to	$1.52	$2,238	—	0.55%	to	1.45%	9.09%		to	8.11%
2015	1,758	$1.49	to	$1.41	$2,564	—	0.55%	to	1.45%	(0.09%)		to	(0.99%)
2014	2,188	$1.49	to	$1.42	$3,206	—	0.55%	to	1.45%	11.14%		to	10.14%
CTIVP Vty Sycamore Estb Val, Cl 3
2018	345	$2.63	to	$2.20	$843	—	0.55%	to	1.45%	(10.59%)		to	(11.40%)
2017	357	$2.94	to	$2.49	$981	—	0.55%	to	1.45%	15.09%		to	14.07%
2016	406	$2.56	to	$2.18	$974	—	0.55%	to	1.45%	19.97%		to	18.90%
2015	370	$2.13	to	$1.83	$739	—	0.55%	to	1.45%	(0.39%)		to	(1.29%)
2014	367	$2.14	to	$1.86	$740	—	0.55%	to	1.45%	11.41%		to	10.41%
CTIVP WF Short Duration Govt, Cl 2
2018	2,406	$1.00	to	$0.92	$2,370	0.97%	0.55%	to	1.85%	0.25%		to	(1.06%)
2017	2,726	$1.00	to	$0.93	$2,690	0.73%	0.55%	to	1.85%	(0.11%)		to	(1.41%)
2016	2,991	$1.00	to	$0.94	$2,966	0.66%	0.55%	to	1.85%	0.23%		to	(1.08%)
2015	1,960	$1.00	to	$0.95	$1,952	0.81%	0.55%	to	1.85%	(0.47%)		to	(1.77%)
2014	1,052	$1.00	to	$0.97	$1,058	0.12%	0.55%	to	1.85%	(0.08	%)(5)	to	(1.15%)
DWS Alt Asset Alloc VIP, Cl B
2018	670	$0.96	to	$0.85	$621	1.84%	0.55%	to	1.85%	(9.85%)		to	(11.02%)
2017	661	$1.07	to	$0.96	$683	1.98%	0.55%	to	1.85%	6.43%		to	5.05%
2016	676	$1.00	to	$0.91	$661	2.16%	0.55%	to	1.85%	4.42%		to	3.08%
2015	825	$0.96	to	$0.89	$778	2.76%	0.55%	to	1.85%	(7.05%)		to	(8.26%)
2014	873	$1.03	to	$0.97	$889	1.51%	0.55%	to	1.85%	2.67%		to	1.34%
EV VT Floating-Rate Inc, Init Cl
2018	4,898	$1.44	to	$1.28	$6,701	3.75%	0.55%	to	1.45%	(0.63%)		to	(1.52%)
2017	4,718	$1.45	to	$1.30	$6,539	3.26%	0.55%	to	1.45%	2.85%		to	1.93%
2016	5,824	$1.41	to	$1.28	$7,874	3.49%	0.55%	to	1.45%	8.35%		to	7.38%
2015	6,828	$1.30	to	$1.19	$8,550	3.34%	0.55%	to	1.45%	(1.54%)		to	(2.42%)
2014	8,585	$1.32	to	$1.22	$10,958	3.15%	0.55%	to	1.45%	0.02%		to	(0.87%)

114	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Contrafund, Serv Cl 2
2018	12,390	$2.09	to	$1.47	$25,492	0.44%	0.55%	to	1.85%	(7.15%)	to	(8.36%)
2017	12,378	$2.25	to	$1.61	$27,582	0.76%	0.55%	to	1.85%	20.92%	to	19.37%
2016	13,607	$1.86	to	$1.35	$25,246	0.60%	0.55%	to	1.85%	7.14%	to	5.76%
2015	15,536	$1.74	to	$1.27	$27,019	0.77%	0.55%	to	1.85%	(0.13%)	to	(1.43%)
2014	16,882	$1.74	to	$1.29	$29,544	0.73%	0.55%	to	1.85%	11.04%	to	9.61%
Fid VIP Gro & Inc, Serv Cl 2
2018	2,840	$2.25	to	$2.50	$6,615	0.19%	0.55%	to	1.20%	(9.69%)	to	(10.28%)
2017	3,139	$2.49	to	$2.79	$8,122	1.03%	0.55%	to	1.20%	15.98%	to	15.22%
2016	3,750	$2.15	to	$2.42	$8,389	1.56%	0.55%	to	1.20%	15.18%	to	14.43%
2015	4,191	$1.87	to	$2.12	$8,172	1.81%	0.55%	to	1.20%	(3.07%)	to	(3.70%)
2014	4,689	$1.93	to	$2.20	$9,437	1.53%	0.55%	to	1.20%	9.62%	to	8.91%
Fid VIP Mid Cap, Serv Cl 2
2018	6,903	$2.70	to	$1.33	$20,328	0.40%	0.55%	to	1.85%	(15.24%)	to	(16.34%)
2017	7,146	$3.19	to	$1.59	$25,376	0.48%	0.55%	to	1.85%	19.88%	to	18.33%
2016	7,631	$2.66	to	$1.34	$23,039	0.31%	0.55%	to	1.85%	11.31%	to	9.87%
2015	8,651	$2.39	to	$1.22	$24,031	0.24%	0.55%	to	1.85%	(2.17%)	to	(3.43%)
2014	9,899	$2.44	to	$1.27	$28,316	0.02%	0.55%	to	1.85%	5.45%	to	4.09%
Fid VIP Overseas, Serv Cl 2
2018	1,467	$1.63	to	$1.17	$2,354	1.18%	0.55%	to	1.45%	(15.53%)	to	(16.29%)
2017	1,805	$1.93	to	$1.40	$3,435	1.16%	0.55%	to	1.45%	29.28%	to	28.12%
2016	2,235	$1.50	to	$1.09	$3,261	1.16%	0.55%	to	1.45%	(5.79%)	to	(6.63%)
2015	2,705	$1.59	to	$1.17	$4,237	1.07%	0.55%	to	1.45%	2.73%	to	1.81%
2014	3,236	$1.55	to	$1.15	$4,899	1.07%	0.55%	to	1.45%	(8.80%)	to	(9.62%)
Fid VIP Strategic Inc, Serv Cl 2
2018	3,921	$1.10	to	$1.02	$4,187	4.18%	0.55%	to	1.85%	(3.37%)	to	(4.62%)
2017	2,443	$1.14	to	$1.07	$2,715	3.69%	0.55%	to	1.85%	6.96%	to	5.59%
2016	1,805	$1.06	to	$1.01	$1,888	3.91%	0.55%	to	1.85%	7.42%	to	6.04%
2015	1,412	$0.99	to	$0.95	$1,381	2.81%	0.55%	to	1.85%	(2.48%)	to	(3.74%)
2014	1,697	$1.01	to	$0.99	$1,711	1.50%	0.55%	to	1.85%	2.80%	to	1.48%
Frank Global Real Est, Cl 2
2018	1,921	$1.29	to	$0.99	$3,502	2.67%	0.55%	to	1.45%	(7.29%)	to	(8.12%)
2017	2,442	$1.39	to	$1.08	$4,758	3.25%	0.55%	to	1.45%	9.87%	to	8.89%
2016	3,202	$1.26	to	$0.99	$5,579	1.19%	0.55%	to	1.45%	(0.01%)	to	(0.90%)
2015	3,633	$1.26	to	$1.00	$6,437	3.25%	0.55%	to	1.45%	0.02%	to	(0.88%)
2014	4,367	$1.26	to	$1.01	$7,744	0.45%	0.55%	to	1.45%	14.38%	to	13.36%
Frank Inc, Cl 2
2018	1,899	$1.22	to	$1.13	$2,239	4.76%	0.55%	to	1.85%	(4.83%)	to	(6.07%)
2017	1,826	$1.28	to	$1.20	$2,275	4.17%	0.55%	to	1.85%	9.08%	to	7.67%
2016	1,427	$1.17	to	$1.12	$1,642	4.95%	0.55%	to	1.85%	13.40%	to	11.94%
2015	1,493	$1.03	to	$1.00	$1,523	5.94%	0.55%	to	1.85%	(7.56%)	to	(8.76%)
2014	3,660	$1.12	to	$1.09	$4,064	4.92%	0.55%	to	1.85%	4.04%	to	2.70%
Frank Mutual Shares, Cl 2
2018	4,623	$1.94	to	$1.21	$8,470	2.44%	0.55%	to	1.85%	(9.57%)	to	(10.74%)
2017	4,477	$2.15	to	$1.36	$9,261	2.15%	0.55%	to	1.85%	7.75%	to	6.37%
2016	5,369	$2.00	to	$1.28	$10,537	1.98%	0.55%	to	1.85%	15.42%	to	13.94%
2015	5,900	$1.73	to	$1.12	$10,106	3.03%	0.55%	to	1.85%	(5.46%)	to	(6.68%)
2014	6,426	$1.83	to	$1.20	$11,757	2.00%	0.55%	to	1.85%	6.53%	to	5.17%
Frank Sm Cap Val, Cl 2
2018	2,562	$2.41	to	$1.32	$7,235	0.89%	0.55%	to	1.85%	(13.36%)	to	(14.48%)
2017	2,619	$2.78	to	$1.55	$8,614	0.52%	0.55%	to	1.85%	10.05%	to	8.63%
2016	2,702	$2.52	to	$1.43	$8,242	0.82%	0.55%	to	1.85%	29.48%	to	27.81%
2015	3,132	$1.95	to	$1.11	$7,393	0.63%	0.55%	to	1.85%	(7.90%)	to	(9.09%)
2014	3,860	$2.12	to	$1.23	$9,945	0.62%	0.55%	to	1.85%	0.02%	to	(1.27%)
GS VIT Mid Cap Val, Inst
2018	1,530	$2.36	to	$3.18	$5,944	1.26%	0.55%	to	1.20%	(10.95%)	to	(11.53%)
2017	1,796	$2.65	to	$3.60	$7,881	0.69%	0.55%	to	1.20%	10.46%	to	9.75%
2016	2,155	$2.40	to	$3.28	$8,606	1.29%	0.55%	to	1.20%	12.91%	to	12.18%
2015	2,678	$2.12	to	$2.92	$9,503	0.38%	0.55%	to	1.20%	(9.59%)	to	(10.17%)
2014	3,041	$2.35	to	$3.25	$11,998	0.96%	0.55%	to	1.20%	12.95%	to	12.22%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	115

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
GS VIT Multi-Strategy Alt, Advisor
2018	231	$0.88	to	$0.83	$200	2.63%	0.55%	to	1.85%	(7.61%)		to	(8.81%)
2017	188	$0.96	to	$0.91	$178	2.50%	0.55%	to	1.85%	4.56%		to	3.22%
2016	130	$0.91	to	$0.88	$119	0.77%	0.55%	to	1.85%	(0.27%)		to	(1.57%)
2015	109	$0.92	to	$0.90	$100	2.90%	0.55%	to	1.85%	(5.40%)		to	(6.63%)
2014	29	$0.97	to	$0.96	$30	3.38%	0.55%	to	1.85%	(3.09	%)(5)	to	(3.73	%)(5)
GS VIT U.S. Eq Insights, Inst
2018	1,834	$2.39	to	$1.97	$3,841	1.16%	0.55%	to	1.45%	(6.71%)		to	(7.55%)
2017	2,166	$2.56	to	$2.13	$4,853	1.29%	0.55%	to	1.45%	23.39%		to	22.29%
2016	2,816	$2.07	to	$1.74	$5,128	1.19%	0.55%	to	1.45%	10.13%		to	9.14%
2015	3,667	$1.88	to	$1.60	$6,079	1.30%	0.55%	to	1.45%	(0.56%)		to	(1.45%)
2014	4,225	$1.89	to	$1.62	$7,072	1.40%	0.55%	to	1.45%	15.73%		to	14.69%
Invesco VI Am Fran, Ser II
2018	1,012	$1.85	to	$1.74	$1,829	—	0.55%	to	1.45%	(4.42%)		to	(5.28%)
2017	1,303	$1.94	to	$1.84	$2,474	—	0.55%	to	1.45%	26.33%		to	25.21%
2016	1,576	$1.53	to	$1.47	$2,377	—	0.55%	to	1.45%	1.46%		to	0.55%
2015	2,109	$1.51	to	$1.46	$3,147	—	0.55%	to	1.45%	4.17%		to	3.24%
2014	2,522	$1.45	to	$1.42	$3,626	—	0.55%	to	1.45%	7.58%		to	6.61%
Invesco VI Bal Risk Alloc, Ser II
2018	602	$1.11	to	$1.03	$648	1.28%	0.55%	to	1.85%	(7.23%)		to	(8.44%)
2017	653	$1.19	to	$1.12	$762	3.95%	0.55%	to	1.85%	9.23%		to	7.82%
2016	625	$1.09	to	$1.04	$672	0.20%	0.55%	to	1.85%	10.91%		to	9.48%
2015	568	$0.99	to	$0.95	$552	3.77%	0.55%	to	1.85%	(4.92%)		to	(6.16%)
2014	639	$1.04	to	$1.01	$657	—	0.55%	to	1.85%	5.13%		to	3.77%
Invesco VI Comstock, Ser II
2018	2,319	$2.09	to	$1.72	$4,540	1.37%	0.55%	to	1.45%	(12.85%)		to	(13.64%)
2017	2,795	$2.40	to	$1.99	$6,318	1.94%	0.55%	to	1.45%	16.93%		to	15.89%
2016	3,386	$2.06	to	$1.72	$6,567	1.28%	0.55%	to	1.45%	16.35%		to	15.31%
2015	4,437	$1.77	to	$1.49	$7,438	1.65%	0.55%	to	1.45%	(6.71%)		to	(7.55%)
2014	5,030	$1.89	to	$1.61	$9,076	1.03%	0.55%	to	1.45%	8.50%		to	7.53%
Invesco VI Div Divd, Ser I
2018	473	$1.83	to	$1.74	$840	2.25%	0.55%	to	1.20%	(8.08%)		to	(8.68%)
2017	612	$1.99	to	$1.90	$1,188	1.56%	0.55%	to	1.20%	7.98%		to	7.28%
2016	764	$1.84	to	$1.77	$1,380	1.42%	0.55%	to	1.20%	14.18%		to	13.45%
2015	593	$1.61	to	$1.56	$940	1.64%	0.55%	to	1.20%	1.51%		to	0.85%
2014	734	$1.59	to	$1.55	$1,151	1.65%	0.55%	to	1.20%	12.21%		to	11.48%
Invesco VI Hlth, Ser II
2018	619	$2.26	to	$2.13	$1,402	—	0.55%	to	1.45%	0.06%		to	(0.84%)
2017	835	$2.25	to	$2.15	$1,890	0.08%	0.55%	to	1.45%	14.92%		to	13.89%
2016	1,172	$1.96	to	$1.88	$2,314	—	0.55%	to	1.45%	(12.17%)		to	(12.95%)
2015	1,513	$2.23	to	$2.17	$3,377	—	0.55%	to	1.45%	2.32%		to	1.41%
2014	1,611	$2.18	to	$2.14	$3,523	—	0.55%	to	1.45%	18.72%		to	17.66%
Invesco VI Intl Gro, Ser II
2018	1,854	$1.72	to	$1.35	$2,909	1.74%	0.55%	to	1.45%	(15.67%)		to	(16.43%)
2017	2,140	$2.04	to	$1.62	$3,997	1.20%	0.55%	to	1.45%	22.06%		to	20.97%
2016	2,802	$1.67	to	$1.34	$4,280	1.14%	0.55%	to	1.45%	(1.24%)		to	(2.12%)
2015	3,147	$1.69	to	$1.37	$4,847	1.36%	0.55%	to	1.45%	(3.15%)		to	(4.02%)
2014	2,846	$1.75	to	$1.43	$4,566	1.39%	0.55%	to	1.45%	(0.46%)		to	(1.35%)
Invesco VI Mid Cap Gro, Ser I
2018	362	$1.63	to	$1.58	$588	—	0.75%	to	1.20%	(6.29%)		to	(6.72%)
2017	410	$1.74	to	$1.70	$709	—	0.75%	to	1.20%	21.58%		to	21.03%
2016	458	$1.43	to	$1.40	$653	—	0.75%	to	1.20%	0.01%		to	(0.44%)
2015	315	$1.43	to	$1.41	$449	—	0.75%	to	1.20%	0.45%		to	0.00%
2014	336	$1.43	to	$1.41	$478	—	0.75%	to	1.20%	7.23%		to	6.75%
Invesco VI Tech, Ser I
2018	552	$2.58	to	$3.11	$995	—	0.55%	to	1.20%	(1.00%)		to	(1.65%)
2017	602	$2.61	to	$3.16	$1,100	—	0.55%	to	1.20%	34.39%		to	33.52%
2016	758	$1.94	to	$2.37	$1,032	—	0.55%	to	1.20%	(1.30%)		to	(1.94%)
2015	1,018	$1.97	to	$2.42	$1,434	—	0.55%	to	1.20%	6.23%		to	5.54%
2014	1,107	$1.85	to	$2.29	$1,478	—	0.55%	to	1.20%	10.44%		to	9.73%

116	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Ivy VIP Asset Strategy
2018	388	$1.11	to	$1.03	$420	2.13%	0.55%	to	1.85%	(5.97%)		to	(7.19%)
2017	357	$1.18	to	$1.11	$412	1.44%	0.55%	to	1.85%	17.63%		to	16.12%
2016	575	$1.00	to	$0.96	$567	0.59%	0.55%	to	1.85%	(3.10%)		to	(4.34%)
2015	934	$1.04	to	$1.00	$955	0.37%	0.55%	to	1.85%	(8.85%)		to	(10.03%)
2014	1,064	$1.14	to	$1.11	$1,200	0.50%	0.55%	to	1.85%	(5.78%)		to	(7.00%)
Janus Henderson VIT Bal, Serv
2018	3,111	$0.99	to	$0.98	$3,079	1.60%	0.55%	to	1.85%	(0.67	%)(9)	to	(1.54	%)(9)
Janus Henderson VIT Flex Bd, Serv
2018	731	$1.05	to	$0.97	$745	2.60%	0.55%	to	1.85%	(1.83%)		to	(3.10%)
2017	853	$1.07	to	$1.00	$891	2.50%	0.55%	to	1.85%	2.78%		to	1.46%
2016	912	$1.04	to	$0.99	$931	2.47%	0.55%	to	1.85%	1.66%		to	0.35%
2015	766	$1.02	to	$0.98	$773	2.07%	0.55%	to	1.85%	(0.60%)		to	(1.90%)
2014	404	$1.03	to	$1.00	$413	3.32%	0.55%	to	1.85%	4.12%		to	2.77%
Janus Henderson VIT Gbl Tech, Serv
2018	517	$1.51	to	$5.05	$794	—	0.75%	to	1.20%	0.15%		to	(0.30%)
2017	600	$1.51	to	$5.07	$918	—	0.75%	to	1.20%	43.83%		to	43.19%
2016	702	$1.05	to	$3.54	$746	0.09%	0.75%	to	1.20%	13.01%		to	12.50%
2015	793	$0.93	to	$3.15	$744	—	0.75%	to	1.20%	3.86%		to	3.40%
2014	896	$0.89	to	$3.04	$807	—	0.75%	to	1.20%	8.53%		to	8.04%
Janus Henderson VIT Overseas, Serv
2018	714	$1.33	to	$2.48	$958	1.64%	0.75%	to	1.20%	(15.77%)		to	(16.15%)
2017	848	$1.58	to	$2.96	$1,344	1.58%	0.75%	to	1.20%	29.83%		to	29.25%
2016	1,058	$1.21	to	$2.29	$1,287	4.61%	0.75%	to	1.20%	(7.40%)		to	(7.82%)
2015	1,319	$1.31	to	$2.48	$1,733	0.50%	0.75%	to	1.20%	(9.48%)		to	(9.89%)
2014	1,513	$1.45	to	$2.75	$2,194	2.99%	0.75%	to	1.20%	(12.76%)		to	(13.15%)
Janus Henderson VIT Res, Serv
2018	1,438	$2.00	to	$1.59	$2,749	0.35%	0.55%	to	1.85%	(3.37%)		to	(4.63%)
2017	1,701	$2.07	to	$1.67	$3,381	0.24%	0.55%	to	1.85%	26.86%		to	25.22%
2016	2,186	$1.63	to	$1.33	$3,444	0.38%	0.55%	to	1.85%	(0.28%)		to	(1.56%)
2015	2,641	$1.63	to	$1.35	$4,186	0.45%	0.55%	to	1.85%	4.50%		to	3.15%
2014	3,139	$1.56	to	$1.31	$4,779	0.22%	0.55%	to	1.85%	12.11%		to	10.67%
Lazard Ret Global Dyn MA, Serv
2018	227	$1.30	to	$1.21	$289	1.13%	0.55%	to	1.85%	(7.09%)		to	(8.29%)
2017	288	$1.40	to	$1.32	$397	—	0.55%	to	1.85%	19.87%		to	18.34%
2016	463	$1.17	to	$1.11	$534	0.27%	0.55%	to	1.85%	2.73%		to	1.42%
2015	401	$1.14	to	$1.10	$452	—	0.55%	to	1.85%	(0.98%)		to	(2.27%)
2014	268	$1.15	to	$1.12	$307	0.91%	0.55%	to	1.85%	2.13%		to	0.82%
MFS Mass Inv Gro Stock, Serv Cl
2018	2,311	$1.31	to	$1.27	$2,997	0.33%	0.55%	to	1.45%	0.02%		to	(0.88%)
2017	2,811	$1.31	to	$1.28	$3,658	0.41%	0.55%	to	1.45%	27.40%		to	26.26%
2016	3,315	$1.03	to	$1.01	$3,398	0.38%	0.55%	to	1.45%	5.26%		to	4.32%
2015	4,107	$0.98	to	$0.97	$4,013	0.61%	0.55%	to	1.45%	(2.04	%)(6)	to	(2.71	%)(6)
MFS New Dis, Serv Cl
2018	689	$2.93	to	$3.38	$1,519	—	0.55%	to	1.20%	(2.26%)		to	(2.90%)
2017	752	$3.00	to	$3.48	$1,697	—	0.55%	to	1.20%	25.64%		to	24.83%
2016	880	$2.39	to	$2.79	$1,597	—	0.55%	to	1.20%	8.20%		to	7.50%
2015	1,097	$2.21	to	$2.59	$1,837	—	0.55%	to	1.20%	(2.68%)		to	(3.31%)
2014	1,303	$2.27	to	$2.68	$2,239	—	0.55%	to	1.20%	(8.00%)		to	(8.60%)
MFS Utilities, Serv Cl
2018	1,687	$3.20	to	$1.18	$4,920	0.77%	0.55%	to	1.85%	0.25%		to	(1.05%)
2017	2,275	$3.19	to	$1.20	$6,359	4.17%	0.55%	to	1.85%	13.87%		to	12.40%
2016	2,387	$2.80	to	$1.06	$6,062	3.61%	0.55%	to	1.85%	10.63%		to	9.21%
2015	2,862	$2.53	to	$0.98	$6,713	3.85%	0.55%	to	1.85%	(15.22%)		to	(16.31%)
2014	3,426	$2.99	to	$1.17	$9,594	1.90%	0.55%	to	1.85%	11.85%		to	10.41%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	117

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MS VIF Global Real Est, Cl II
2018	848	$1.41	to	$1.29	$1,158	3.07%	0.55%	to	1.45%	(8.71%)		to	(9.53%)
2017	1,149	$1.55	to	$1.42	$1,725	2.41%	0.55%	to	1.45%	9.11%		to	8.13%
2016	1,662	$1.42	to	$1.32	$2,297	1.35%	0.55%	to	1.45%	2.56%		to	1.64%
2015	2,015	$1.38	to	$1.30	$2,726	2.22%	0.55%	to	1.45%	(1.96%)		to	(2.84%)
2014	2,084	$1.41	to	$1.33	$2,885	0.73%	0.55%	to	1.45%	13.23%		to	12.21%
MS VIF Mid Cap Gro, Cl II
2018	683	$2.33	to	$1.50	$1,584	—	0.55%	to	1.85%	9.92%		to	8.49%
2017	661	$2.12	to	$1.39	$1,412	—	0.55%	to	1.85%	37.84%		to	36.07%
2016	764	$1.54	to	$1.02	$1,199	—	0.55%	to	1.85%	(9.34%)		to	(10.51%)
2015	919	$1.70	to	$1.14	$1,600	—	0.55%	to	1.85%	(6.50%)		to	(7.72%)
2014	1,123	$1.81	to	$1.23	$2,123	—	0.55%	to	1.85%	1.28%		to	(0.02%)
NB AMT Intl Eq, Cl S
2018	595	$1.10	to	$1.12	$661	0.16%	0.55%	to	1.45%	(17.41%)		to	(18.15%)
2017	628	$1.34	to	$1.37	$846	0.58%	0.55%	to	1.45%	26.07%		to	24.94%
2016	1,041	$1.06	to	$1.10	$1,125	0.59%	0.55%	to	1.45%	(2.35%)		to	(3.23%)
2015	1,263	$1.09	to	$1.13	$1,393	0.99%	0.55%	to	1.45%	0.97%		to	0.07%
2014	1,117	$1.07	to	$1.13	$1,217	0.32%	0.55%	to	1.45%	(3.81%)		to	(4.67%)
NB AMT US Eq Index PW Strat, Cl S
2018	162	$0.91	to	$0.85	$144	—	0.55%	to	1.85%	(7.29%)		to	(8.50%)
2017	139	$0.98	to	$0.93	$134	—	0.55%	to	1.85%	6.10%		to	4.73%
2016	103	$0.92	to	$0.89	$95	—	0.55%	to	1.85%	(1.19%)		to	(2.46%)
2015	56	$0.93	to	$0.91	$53	—	0.55%	to	1.85%	(5.59%)		to	(6.80%)
2014	17	$0.99	to	$0.98	$19	—	0.55%	to	1.85%	(1.46	%)(5)	to	(2.11	%)(5)
Oppen Global VA, Serv
2018	2,869	$2.37	to	$1.31	$5,853	0.77%	0.55%	to	1.85%	(13.87%)		to	(14.99%)
2017	2,939	$2.76	to	$1.54	$7,055	0.73%	0.55%	to	1.85%	35.58%		to	33.83%
2016	2,967	$2.03	to	$1.15	$5,317	0.77%	0.55%	to	1.85%	(0.70%)		to	(1.98%)
2015	3,039	$2.05	to	$1.18	$5,555	1.07%	0.55%	to	1.85%	3.10%		to	1.77%
2014	3,516	$1.99	to	$1.16	$6,227	0.87%	0.55%	to	1.85%	1.50%		to	0.18%
Oppen Global Strategic Inc VA, Srv
2018	7,460	$1.62	to	$0.94	$11,114	4.53%	0.55%	to	1.85%	(5.06%)		to	(6.30%)
2017	9,372	$1.70	to	$1.01	$14,781	1.99%	0.55%	to	1.85%	5.46%		to	4.09%
2016	11,151	$1.61	to	$0.97	$16,910	4.67%	0.55%	to	1.85%	5.68%		to	4.31%
2015	13,716	$1.53	to	$0.93	$19,807	5.49%	0.55%	to	1.85%	(3.02%)		to	(4.28%)
2014	16,601	$1.57	to	$0.97	$24,846	3.98%	0.55%	to	1.85%	1.93%		to	0.61%
Oppen Main St Sm Cap VA, Serv
2018	1,434	$2.55	to	$1.39	$3,257	0.06%	0.55%	to	1.85%	(11.03%)		to	(12.19%)
2017	1,555	$2.87	to	$1.58	$4,016	0.65%	0.55%	to	1.85%	13.29%		to	11.83%
2016	1,597	$2.53	to	$1.41	$3,667	0.25%	0.55%	to	1.85%	17.03%		to	15.52%
2015	1,551	$2.16	to	$1.22	$3,061	0.62%	0.55%	to	1.85%	(6.61%)		to	(7.82%)
2014	1,419	$2.31	to	$1.33	$3,028	0.63%	0.55%	to	1.85%	11.04%		to	9.60%
PIMCO VIT All Asset, Advisor Cl
2018	3,010	$1.58	to	$0.98	$4,513	2.98%	0.55%	to	1.85%	(5.97%)		to	(7.20%)
2017	3,469	$1.68	to	$1.05	$5,559	4.23%	0.55%	to	1.85%	12.76%		to	11.31%
2016	4,684	$1.49	to	$0.94	$6,686	2.37%	0.55%	to	1.85%	12.29%		to	10.86%
2015	6,336	$1.33	to	$0.85	$8,092	2.98%	0.55%	to	1.85%	(9.69%)		to	(10.87%)
2014	8,381	$1.47	to	$0.96	$11,897	4.76%	0.55%	to	1.85%	(0.10%)		to	(1.38%)
PIMCO VIT Glb MA Man Alloc, Adv Cl
2018	153	$1.07	to	$0.96	$161	1.60%	0.55%	to	1.85%	(6.14%)		to	(7.35%)
2017	108	$1.15	to	$1.04	$121	2.27%	0.55%	to	1.85%	13.37%		to	11.92%
2016	69	$1.01	to	$0.93	$69	2.04%	0.55%	to	1.85%	3.35%		to	2.02%
2015	118	$0.98	to	$0.91	$115	1.77%	0.55%	to	1.85%	(0.81%)		to	(2.09%)
2014	108	$0.99	to	$0.93	$106	2.49%	0.55%	to	1.85%	4.00%		to	2.65%
PIMCO VIT Tot Return, Advisor Cl
2018	1,805	$1.05	to	$0.97	$1,858	2.47%	0.55%	to	1.85%	(1.18%)		to	(2.46%)
2017	1,182	$1.06	to	$1.00	$1,245	1.93%	0.55%	to	1.85%	4.24%		to	2.89%
2016	677	$1.02	to	$0.97	$709	1.97%	0.55%	to	1.85%	2.01%		to	0.70%
2015	439	$1.00	to	$0.96	$463	4.84%	0.55%	to	1.85%	(0.54%)		to	(1.83%)
2014	400	$1.00	to	$0.98	$436	2.50%	0.55%	to	1.85%	3.96%		to	2.61%

118	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Global Hlth Care, Cl IB
2018	404	$2.85	to	$2.95	$1,052	0.98%	0.55%	to	1.20%	(1.14%)		to	(1.79%)
2017	463	$2.88	to	$3.00	$1,222	0.56%	0.55%	to	1.20%	14.67%		to	13.93%
2016	622	$2.51	to	$2.63	$1,435	—	0.55%	to	1.20%	(11.84%)		to	(12.41%)
2015	771	$2.85	to	$3.01	$2,025	7.92%	0.55%	to	1.20%	7.20%		to	6.50%
2014	753	$2.66	to	$2.82	$1,856	9.16%	0.55%	to	1.20%	26.94%		to	26.12%
Put VT Intl Eq, Cl IB
2018	328	$1.41	to	$1.76	$496	1.42%	0.55%	to	1.20%	(19.56%)		to	(20.08%)
2017	367	$1.75	to	$2.21	$695	2.24%	0.55%	to	1.20%	25.89%		to	25.07%
2016	409	$1.39	to	$1.76	$616	3.53%	0.55%	to	1.20%	(2.99%)		to	(3.61%)
2015	560	$1.44	to	$1.83	$872	1.20%	0.55%	to	1.20%	(0.41%)		to	(1.06%)
2014	627	$1.44	to	$1.85	$982	0.93%	0.55%	to	1.20%	(7.29%)		to	(7.89%)
Put VT Sus Leaders, Cl IB
2018	302	$2.54	to	$2.41	$750	—	0.55%	to	1.20%	(2.07%)		to	(2.71%)
2017	283	$2.59	to	$2.48	$722	0.65%	0.55%	to	1.20%	28.51%		to	27.69%
2016	344	$2.02	to	$1.94	$683	0.69%	0.55%	to	1.20%	7.20%		to	6.51%
2015	403	$1.88	to	$1.82	$750	1.66%	0.55%	to	1.20%	(0.84%)		to	(1.48%)
2014	448	$1.90	to	$1.85	$841	0.31%	0.55%	to	1.20%	12.86%		to	12.13%
Temp Global Bond, Cl 2
2018	1,599	$1.00	to	$0.92	$1,550	—	0.55%	to	1.85%	1.38%		to	0.06%
2017	1,669	$0.98	to	$0.92	$1,604	—	0.55%	to	1.85%	1.36%		to	0.06%
2016	1,520	$0.97	to	$0.92	$1,449	—	0.55%	to	1.85%	2.38%		to	1.06%
2015	1,432	$0.95	to	$0.91	$1,340	8.05%	0.55%	to	1.85%	(4.83%)		to	(6.06%)
2014	997	$0.99	to	$0.97	$986	5.02%	0.55%	to	1.85%	1.27%		to	(0.03%)
VanEck VIP Global Gold, Cl S
2018	779	$0.74	to	$0.69	$562	2.89%	0.55%	to	1.85%	(16.16%)		to	(17.26%)
2017	605	$0.88	to	$0.83	$525	3.91%	0.55%	to	1.85%	11.02%		to	9.59%
2016	459	$0.80	to	$0.76	$360	0.38%	0.55%	to	1.85%	47.13%		to	45.23%
2015	368	$0.54	to	$0.52	$198	—	0.55%	to	1.85%	(24.57%)		to	(25.55%)
2014	178	$0.72	to	$0.70	$128	0.22%	0.55%	to	1.85%	(6.55%)		to	(7.76%)
VP Aggr, Cl 2
2018	25,842	$1.73	to	$1.22	$43,028	—	0.55%	to	1.85%	(9.09%)		to	(10.27%)
2017	28,834	$1.90	to	$1.36	$53,064	—	0.55%	to	1.85%	18.26%		to	16.74%
2016	32,439	$1.61	to	$1.16	$50,685	—	0.55%	to	1.85%	5.33%		to	3.97%
2015	35,217	$1.52	to	$1.12	$52,451	—	0.55%	to	1.85%	(1.30%)		to	(2.58%)
2014	34,995	$1.54	to	$1.15	$53,048	—	0.55%	to	1.85%	4.95%		to	3.59%
VP Aggr, Cl 4
2018	25,162	$1.73	to	$1.60	$42,067	—	0.55%	to	1.45%	(9.12%)		to	(9.94%)
2017	30,329	$1.90	to	$1.77	$56,004	—	0.55%	to	1.45%	18.22%		to	17.17%
2016	35,344	$1.61	to	$1.51	$55,434	—	0.55%	to	1.45%	5.39%		to	4.44%
2015	42,374	$1.53	to	$1.45	$63,267	—	0.55%	to	1.45%	(1.30%)		to	(2.19%)
2014	45,642	$1.55	to	$1.48	$69,334	—	0.55%	to	1.45%	4.94%		to	4.00%
VP Conserv, Cl 2
2018	24,778	$1.29	to	$1.02	$30,494	—	0.55%	to	1.85%	(3.49%)		to	(4.74%)
2017	29,850	$1.33	to	$1.07	$38,140	—	0.55%	to	1.85%	6.83%		to	5.45%
2016	34,600	$1.25	to	$1.01	$41,641	—	0.55%	to	1.85%	2.87%		to	1.54%
2015	30,670	$1.21	to	$1.00	$36,121	—	0.55%	to	1.85%	(0.71%)		to	(1.99%)
2014	32,887	$1.22	to	$1.02	$39,201	—	0.55%	to	1.85%	3.67%		to	2.33%
VP Conserv, Cl 4
2018	24,733	$1.29	to	$1.19	$30,595	—	0.55%	to	1.45%	(3.41%)		to	(4.29%)
2017	32,894	$1.33	to	$1.24	$42,344	—	0.55%	to	1.45%	6.75%		to	5.80%
2016	46,587	$1.25	to	$1.17	$56,482	—	0.55%	to	1.45%	2.87%		to	1.95%
2015	45,333	$1.21	to	$1.15	$53,654	—	0.55%	to	1.45%	(0.70%)		to	(1.60%)
2014	50,401	$1.22	to	$1.17	$60,308	—	0.55%	to	1.45%	3.76%		to	2.82%
VP Man Risk, Cl 2
2018	4,420	$0.98	to	$0.96	$4,291	—	0.55%	to	1.85%	(5.82%)		to	(7.04%)
2017	696	$1.04	to	$1.03	$721	—	0.55%	to	1.85%	3.53	%(8)	to	3.16	%(8)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	119

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Man Risk US, Cl 2
2018	7,952	$1.00	to	$0.99	$7,918	—	0.55%	to	1.85%	(4.07%)		to	(5.31%)
2017	1,464	$1.04	to	$1.04	$1,527	—	0.55%	to	1.85%	4.33	%(8)	to	3.95	%(8)
VP Man Vol Conserv, Cl 2
2018	30,502	$1.09	to	$1.02	$32,610	—	0.55%	to	1.85%	(3.12%)		to	(4.38%)
2017	28,773	$1.12	to	$1.07	$31,923	—	0.55%	to	1.85%	7.30%		to	5.91%
2016	31,385	$1.05	to	$1.01	$32,627	—	0.55%	to	1.85%	2.49%		to	1.17%
2015	16,694	$1.02	to	$1.00	$17,007	—	0.55%	to	1.85%	(1.68%)		to	(2.95%)
2014	6,922	$1.04	to	$1.03	$7,205	—	0.55%	to	1.85%	3.87%		to	2.52%
VP Man Vol Conserv Gro, Cl 2
2018	73,073	$1.11	to	$1.07	$81,398	—	0.55%	to	1.85%	(4.83%)		to	(6.07%)
2017	70,376	$1.17	to	$1.13	$82,765	—	0.55%	to	1.85%	10.58%		to	9.16%
2016	63,521	$1.05	to	$1.04	$67,847	—	0.55%	to	1.85%	2.60%		to	1.27%
2015	46,715	$1.03	to	$1.03	$48,852	—	0.55%	to	1.85%	(2.37%)		to	(3.63%)
2014	33,121	$1.05	to	$1.07	$35,605	—	0.55%	to	1.85%	4.12%		to	2.77%
VP Man Vol Gro, Cl 2
2018	415,535	$1.14	to	$1.15	$494,859	—	0.55%	to	1.85%	(8.24%)		to	(9.43%)
2017	398,166	$1.24	to	$1.27	$517,727	—	0.55%	to	1.85%	16.84%		to	15.33%
2016	380,944	$1.06	to	$1.10	$424,756	—	0.55%	to	1.85%	2.80%		to	1.47%
2015	343,123	$1.03	to	$1.08	$372,347	—	0.55%	to	1.85%	(3.87%)		to	(5.12%)
2014	257,166	$1.07	to	$1.14	$290,133	—	0.55%	to	1.85%	4.37%		to	3.01%
VP Man Vol Mod Gro, Cl 2
2018	747,685	$1.13	to	$1.11	$907,187	—	0.55%	to	1.85%	(6.37%)		to	(7.59%)
2017	734,386	$1.21	to	$1.20	$955,177	—	0.55%	to	1.85%	13.72%		to	12.25%
2016	711,883	$1.06	to	$1.07	$818,095	—	0.55%	to	1.85%	2.85%		to	1.52%
2015	647,141	$1.03	to	$1.05	$726,496	—	0.55%	to	1.85%	(3.05%)		to	(4.31%)
2014	548,588	$1.06	to	$1.10	$638,388	—	0.55%	to	1.85%	4.28%		to	2.93%
VP Mod, Cl 2
2018	280,024	$1.52	to	$1.11	$408,204	—	0.55%	to	1.85%	(6.09%)		to	(7.31%)
2017	295,267	$1.62	to	$1.20	$460,519	—	0.55%	to	1.85%	12.60%		to	11.15%
2016	308,714	$1.44	to	$1.08	$429,559	—	0.55%	to	1.85%	4.06%		to	2.72%
2015	318,583	$1.38	to	$1.05	$428,004	—	0.55%	to	1.85%	(1.10%)		to	(2.39%)
2014	322,932	$1.40	to	$1.08	$440,902	—	0.55%	to	1.85%	4.49%		to	3.13%
VP Mod, Cl 4
2018	331,809	$1.52	to	$1.41	$487,286	—	0.55%	to	1.45%	(6.09%)		to	(6.93%)
2017	394,228	$1.62	to	$1.51	$619,029	—	0.55%	to	1.45%	12.59%		to	11.58%
2016	463,580	$1.44	to	$1.35	$649,225	—	0.55%	to	1.45%	4.06%		to	3.12%
2015	526,898	$1.38	to	$1.31	$711,957	—	0.55%	to	1.45%	(1.10%)		to	(1.99%)
2014	575,830	$1.40	to	$1.34	$789,901	—	0.55%	to	1.45%	4.48%		to	3.54%
VP Mod Aggr, Cl 2
2018	117,098	$1.63	to	$1.17	$183,224	—	0.55%	to	1.85%	(7.55%)		to	(8.75%)
2017	129,247	$1.76	to	$1.28	$219,806	—	0.55%	to	1.85%	15.51%		to	14.03%
2016	142,285	$1.52	to	$1.12	$210,345	—	0.55%	to	1.85%	4.69%		to	3.34%
2015	151,586	$1.45	to	$1.08	$214,955	—	0.55%	to	1.85%	(1.27%)		to	(2.55%)
2014	149,301	$1.47	to	$1.11	$215,582	—	0.55%	to	1.85%	4.57%		to	3.22%
VP Mod Aggr, Cl 4
2018	97,241	$1.63	to	$1.50	$153,087	—	0.55%	to	1.45%	(7.59%)		to	(8.42%)
2017	119,707	$1.76	to	$1.64	$204,731	—	0.55%	to	1.45%	15.56%		to	14.52%
2016	147,587	$1.52	to	$1.43	$219,223	—	0.55%	to	1.45%	4.68%		to	3.75%
2015	175,613	$1.46	to	$1.38	$250,250	—	0.55%	to	1.45%	(1.34%)		to	(2.22%)
2014	197,395	$1.48	to	$1.41	$286,116	—	0.55%	to	1.45%	4.64%		to	3.69%
VP Mod Conserv, Cl 2
2018	58,559	$1.40	to	$1.06	$78,451	—	0.55%	to	1.85%	(4.65%)		to	(5.89%)
2017	64,661	$1.46	to	$1.13	$91,299	—	0.55%	to	1.85%	9.41%		to	8.00%
2016	68,910	$1.34	to	$1.05	$89,341	—	0.55%	to	1.85%	3.40%		to	2.06%
2015	75,500	$1.29	to	$1.03	$94,822	—	0.55%	to	1.85%	(0.77%)		to	(2.06%)
2014	81,668	$1.30	to	$1.05	$103,884	—	0.55%	to	1.85%	4.20%		to	2.85%

120	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod Conserv, Cl 4
2018	66,311	$1.40	to	$1.29	$89,481	—	0.55%	to	1.45%	(4.58%)		to	(5.44%)
2017	80,729	$1.47	to	$1.37	$114,672	—	0.55%	to	1.45%	9.31%		to	8.34%
2016	96,287	$1.34	to	$1.26	$125,662	—	0.55%	to	1.45%	3.47%		to	2.54%
2015	113,383	$1.30	to	$1.23	$143,667	—	0.55%	to	1.45%	(0.84%)		to	(1.74%)
2014	129,152	$1.31	to	$1.25	$165,714	—	0.55%	to	1.45%	4.19%		to	3.25%
VP Ptnrs Sm Cap Val, Cl 3
2018	1,305	$2.15	to	$1.69	$3,529	—	0.55%	to	1.45%	(14.07%)		to	(14.85%)
2017	1,582	$2.50	to	$1.98	$5,014	—	0.55%	to	1.45%	6.44%		to	5.49%
2016	1,920	$2.35	to	$1.88	$5,677	—	0.55%	to	1.45%	24.85%		to	23.73%
2015	2,377	$1.88	to	$1.52	$5,705	—	0.55%	to	1.45%	(9.85%)		to	(10.66%)
2014	2,893	$2.09	to	$1.70	$7,653	—	0.55%	to	1.45%	1.50%		to	0.59%
VP US Flex Conserv Gro, Cl 2(10)
2018	9,570	$1.00	to	$1.05	$10,259	—	0.55%	to	1.85%	(3.03%)		to	(4.29%)
2017	4,497	$1.04	to	$1.10	$5,001	—	0.55%	to	1.85%	3.43	%(8)	to	9.68%
VP US Flex Gro, Cl 2(10)
2018	73,877	$1.02	to	$1.13	$85,132	—	0.55%	to	1.85%	(4.45%)		to	(5.69%)
2017	38,686	$1.06	to	$1.20	$46,874	—	0.55%	to	1.85%	6.17	%(8)	to	16.29%
VP US Flex Mod Gro, Cl 2(10)
2018	58,990	$1.01	to	$1.09	$65,582	—	0.55%	to	1.85%	(3.77%)		to	(5.02%)
2017	33,346	$1.05	to	$1.15	$38,748	—	0.55%	to	1.85%	4.93	%(8)	to	13.08%
Wanger Intl
2018	3,400	$2.60	to	$1.60	$7,597	2.03%	0.55%	to	1.45%	(18.15%)		to	(18.89%)
2017	4,066	$3.18	to	$1.98	$11,001	1.20%	0.55%	to	1.45%	32.19%		to	31.01%
2016	4,693	$2.40	to	$1.51	$9,710	1.12%	0.55%	to	1.45%	(1.95%)		to	(2.83%)
2015	5,689	$2.45	to	$1.55	$12,162	1.42%	0.55%	to	1.45%	(0.45%)		to	(1.35%)
2014	6,700	$2.46	to	$1.57	$14,313	1.42%	0.55%	to	1.45%	(4.93%)		to	(5.78%)
Wanger USA
2018	3,388	$2.79	to	$2.27	$12,028	0.09%	0.55%	to	1.45%	(2.00%)		to	(2.89%)
2017	4,359	$2.84	to	$2.33	$15,457	—	0.55%	to	1.45%	18.93%		to	17.87%
2016	5,526	$2.39	to	$1.98	$16,318	—	0.55%	to	1.45%	13.07%		to	12.05%
2015	6,849	$2.12	to	$1.77	$17,962	0.00%	0.55%	to	1.45%	(1.15%)		to	(2.04%)
2014	7,890	$2.14	to	$1.80	$21,191	—	0.55%	to	1.45%	4.21%		to	3.27%
WF VT Index Asset Alloc, Cl 2
2018	824	$2.35	to	$2.50	$1,939	0.99%	0.75%	to	1.20%	(3.63%)		to	(4.07%)
2017	802	$2.44	to	$2.60	$1,967	0.74%	0.75%	to	1.20%	11.41%		to	10.91%
2016	900	$2.19	to	$2.35	$1,979	0.90%	0.75%	to	1.20%	6.87%		to	6.39%
2015	1,081	$2.05	to	$2.21	$2,222	1.03%	0.75%	to	1.20%	0.49%		to	0.04%
2014	1,157	$2.04	to	$2.20	$2,369	1.52%	0.75%	to	1.20%	17.18%		to	16.65%
WF VT Intl Eq, Cl 2
2018	1,236	$1.51	to	$1.07	$1,625	11.23%	0.55%	to	1.45%	(17.73%)		to	(18.48%)
2017	1,396	$1.84	to	$1.31	$2,232	2.78%	0.55%	to	1.45%	23.66%		to	22.55%
2016	1,557	$1.49	to	$1.07	$2,051	2.84%	0.55%	to	1.45%	2.73%		to	1.81%
2015	1,899	$1.45	to	$1.05	$2,450	3.96%	0.55%	to	1.45%	1.24%		to	0.33%
2014	1,951	$1.43	to	$1.04	$2,512	2.67%	0.55%	to	1.45%	(5.87%)		to	(6.72%)
WF VT Opp, Cl 2
2018	864	$2.60	to	$1.43	$2,308	0.19%	0.55%	to	1.85%	(7.66%)		to	(8.87%)
2017	945	$2.81	to	$1.56	$2,747	0.66%	0.55%	to	1.85%	19.78%		to	18.23%
2016	1,178	$2.35	to	$1.32	$2,881	2.05%	0.55%	to	1.85%	11.61%		to	10.17%
2015	1,495	$2.10	to	$1.20	$3,285	0.13%	0.55%	to	1.85%	(3.61%)		to	(4.87%)
2014	1,751	$2.18	to	$1.26	$3,992	0.06%	0.55%	to	1.85%	9.82%		to	8.40%
WF VT Sm Cap Gro, Cl 2
2018	1,214	$3.14	to	$1.61	$3,464	—	0.55%	to	1.85%	0.75%		to	(0.56%)
2017	1,249	$3.11	to	$1.62	$3,548	—	0.55%	to	1.85%	25.17%		to	23.56%
2016	1,326	$2.49	to	$1.31	$3,027	—	0.55%	to	1.85%	7.16%		to	5.78%
2015	1,507	$2.32	to	$1.24	$3,228	—	0.55%	to	1.85%	(3.41%)		to	(4.66%)
2014	1,715	$2.40	to	$1.30	$3,808	—	0.55%	to	1.85%	(2.42%)		to	(3.68%)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT	121

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
WA Var Global Hi Yd Bond, Cl II
2018	329	$1.10	to	$1.02	$352	4.73%	0.55%	to	1.85%	(4.70%)	to	(5.93%)
2017	350	$1.15	to	$1.08	$395	5.08%	0.55%	to	1.85%	7.83%	to	6.44%
2016	284	$1.07	to	$1.02	$300	5.73%	0.55%	to	1.85%	14.72%	to	13.25%
2015	272	$0.93	to	$0.90	$252	5.37%	0.55%	to	1.85%	(6.59%)	to	(7.80%)
2014	282	$1.00	to	$0.97	$281	10.65%	0.55%	to	1.85%	(2.04%)	to	(3.31%)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on June 30, 2014.
(6)	New subaccount operations commenced on March 27, 2015.
(7)	New subaccount operations commenced on April 29, 2016.
(8)	New subaccount operations commenced on September 18, 2017.
(9)	New subaccount operations commenced on April 27, 2018.
(10)	Effective Sept. 18, 2017, the Fund option became available under RAVA Advantage and RAVA Select.

122	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2018 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

Opinion on the Financial Statements

We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (the “Company”) as of December 31, 2018 and December 31, 2017, and the related statements of income, comprehensive income, shareholder’s equity and cash flows for each of the three years in the period ended December 31, 2018, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and December 31, 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 18, 2019

We have served as the Company’s auditor since 2010.

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2018	2017
Assets
Investments:
Available-for-Sale securities, at fair value (amortized cost: 2018, $1,659,483; 2017, $1,704,001)	$1,692,449	$1,807,243
Commercial mortgage loans, at amortized cost (less allowance for loan losses: 2018 and 2017, $2,038)	154,957	149,365
Policy loans	49,778	48,656
Other investments	376	387
Total investments	1,897,560	2,005,651
Cash and cash equivalents	133,774	61,556
Reinsurance recoverables	170,053	145,410
Other receivables	7,351	8,391
Accrued investment income	14,879	16,682
Deferred acquisition costs	177,196	165,465
Other assets	102,368	128,352
Separate account assets	4,246,963	4,756,769
Total assets	$6,750,144	$7,288,276

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,967,505	$1,932,768
Other liabilities	131,699	157,688
Separate account liabilities	4,246,963	4,756,769
Total liabilities	6,346,167	6,847,225
Shareholder’s equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,926	106,926
Retained earnings	295,481	291,562
Accumulated other comprehensive income (loss), net of tax	(430)	40,563
Total shareholder’s equity	403,977	441,051
Total liabilities and shareholder’s equity	$6,750,144	$7,288,276

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years ended December 31,	2018	2017(1)	2016(1)
Revenues
Premiums	$19,643	$23,515	$21,911
Net investment income	78,546	79,910	83,832
Policy and contract charges	125,492	115,511	117,888
Other revenues	23,584	22,921	22,278
Net realized investment gains (losses)	566	2,880	1,175
Total revenues	247,831	244,737	247,084

Benefits and expenses
Benefits, claims, losses and settlement expenses	85,677	56,168	91,572
Interest credited to fixed accounts	49,384	47,968	47,349
Amortization of deferred acquisition costs	14,679	13,693	15,710
Other insurance and operating expenses	38,316	40,274	38,069
Total benefits and expenses	188,056	158,103	192,700
Pretax income (loss)	59,775	86,634	54,384
Income tax provision (benefit)	7,856	18,962	10,412
Net income	$51,919	$67,672	$43,972

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$—	$—	$(47)
Portion of loss recognized in other comprehensive income (before taxes)	—	—	27
Net impairment losses recognized in net realized investment gains (losses)	$—	$—	$(20)

(1)	Certain prior period amounts have been restated. See Note 1 for more information.

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years ended December 31,	2018	2017	2016

Net income	$51,919	$67,672	$43,972
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(40,993)	6,484	5,202
Total comprehensive income	$10,926	$74,156	$49,174

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2016	$2,000	$106,915	$279,918	$28,877	$417,710
Comprehensive income:
Net income	—	—	43,972	—	43,972
Other comprehensive income (loss), net of tax	—	—	—	5,202	5,202

Total comprehensive income					49,174
Tax adjustment on share-based incentive compensation plan	—	11	—	—	11
Cash dividends to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)

Balances at December 31, 2016	2,000	106,926	273,890	34,079	416,895
Comprehensive income:
Net income	—	—	67,672	—	67,672
Other comprehensive income (loss), net of tax	—	—	—	6,484	6,484

Total comprehensive income					74,156
Cash dividends to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)

Balances at December 31, 2017	2,000	106,926	291,562	40,563	441,051
Comprehensive income:
Net income	—	—	51,919	—	51,919
Other comprehensive income (loss), net of tax	—	—	—	(40,993)	(40,993)

Total comprehensive income					10,926
Cash dividends to RiverSource Life Insurance Company	—	—	(48,000)	—	(48,000)
Balances at December 31, 2018	$2,000	$106,926	$295,481	$(430)	$403,977

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years ended December 31,	2018	2017	2016
Cash Flows from Operating Activities
Net income	$51,919	$67,672	$43,972
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	2,269	3,759	3,982
Deferred income tax (benefit) expense	(460)	6,137	(4,851)
Contractholder and policyholder charges, non-cash	(24,570)	(24,038)	(22,842)
(Gain) loss from equity method investments	22	(35)	(16)
Net realized investment (gains) losses	(566)	(2,880)	(1,195)
Other-than-temporary impairments recognized in net realized investment gains (losses)	—	—	20
Changes in operating assets and liabilities:
Deferred acquisition costs	(5,545)	(4,467)	(2,793)
Policyholder account balances, future policy benefits and claims, net	65,075	(25,033)	18,532
Derivatives, net of collateral	25,342	32,903	5,391
Reinsurance recoverables	(22,732)	(5,850)	(13,988)
Other receivables	1,015	3,455	(1,410)
Accrued investment income	1,803	1,321	684
Other, net	965	(2,720)	23,066
Net cash provided by (used in) operating activities	94,537	50,224	48,552

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	2,770	16,029	30,915
Maturities, sinking fund payments and calls	196,883	201,117	171,173
Purchases	(154,760)	(199,628)	(208,835)
Proceeds from maturities and repayments of commercial mortgage loans	22,264	12,454	21,962
Funding of commercial mortgage loans	(27,856)	(30,085)	(18,244)
Net proceeds from sales of other investments	—	37	—
Purchase of other investments	(11)	(10)	(5)
Change in policy loans, net	(1,122)	(1,233)	(683)
Cash paid for written options with deferred premiums	(11,626)	—	(1,253)
Cash received for written options with deferred premiums	5,928	—	8,652
Net cash provided by (used in) investing activities	32,470	(1,319)	3,682

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	129,588	147,035	140,526
Net transfers from (to) separate accounts	(12,035)	(13,075)	(2,542)
Surrenders and other benefits	(115,859)	(113,885)	(118,428)
Proceeds from line of credit with Ameriprise Financial, Inc.	—	1,300	1,000
Repayments to line of credit with Ameriprise Financial, Inc.	—	(1,300)	(1,000)
Cash received for purchased options with deferred premiums	189	—	—
Cash paid for purchased options with deferred premiums	(8,672)	(10,134)	(12,892)
Cash dividends to RiverSource Life Insurance Company	(48,000)	(50,000)	(50,000)
Net cash provided by (used in) financing activities	(54,789)	(40,059)	(43,336)
Net increase (decrease) in cash and cash equivalents	72,218	8,846	8,898
Cash and cash equivalents at beginning of period	61,556	52,710	43,812
Cash and cash equivalents at end of period	$133,774	$61,556	$52,710

Supplemental Disclosures:
Income taxes paid (received), net	$9,749	$20,516	$(5,057)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

On January 1, 2018, the Company retrospectively adopted the new accounting standard for revenue recognition. See Note 3 and Note 4 for further information on the new accounting standard and the Company’s revenue from contracts with customers. The impact to the Statements of Income for the years ended December 31, 2017 and 2016 was an increase of $812 thousand and $803 thousand, respectively, to policy and contract charges and a decrease of $812 thousand and $803 thousand, respectively, to other revenues.

In 2017, the Company recorded the following out-of-period corrections:

•

a $0.8 million out-of-period correction related to a variable annuity model assumption that decreased amortization of deferred acquisition costs (“DAC”) by $0.7 million and decreased benefits, claims, losses and settlement expenses by $0.1 million.

•	a $0.9 million decrease to benefits, claims, losses and settlement expenses related to the reversal of loss recognition from the prior year.

•	a $1.0 million decrease to income tax provision for a reversal of a tax reserve.

In 2016, the Company recorded an out-of-period correction for a $1.2 million increase to benefits, claims, losses and settlement expenses related to the claim utilization factor on long term care (“LTC”) reserves.

The impact of these out-of-period corrections was not material to current or prior period financial statements.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as described in Note 15.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions were identified.

The Company’s principal products are variable deferred annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) riders.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders and contractholders.

Nearly all of the Company’s business is sold through the retail channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, valuation of derivative instruments, future policy benefits and claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

RiverSource Life Insurance Co. of New York

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income (“OCI”), net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in OCI.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in OCI. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in OCI includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in OCI excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Financing Receivables

Commercial Mortgage Loans

Commercial mortgage loans, net reflect the Company’s interest in commercial mortgage loans and are stated at amortized cost, net of allowances for loan losses. Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest. When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

RiverSource Life Insurance Co. of New York

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate; (ii) the fair value of collateral; or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, LTC and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. UL and VUL reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits (“EGPs”) and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life Insurance Co. of New York

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 12 for information regarding the Company’s fair value measurement of derivative instruments and Note 16 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed deferred annuity contracts, UL and VUL insurance products), DAC are amortized based on projections of EGPs over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts) and are management’s best estimates. Management

RiverSource Life Insurance Co. of New York

regularly monitors financial market conditions and actual contractholder and policyholder behavior experience and compares them to its assumptions. These assumptions are updated whenever it appears that earlier estimates should be revised. When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made. At each balance sheet date, the DAC balance is adjusted for the effect that would result from the realization of unrealized gains (losses) on securities impacting EGPs, with the related change recognized through AOCI.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life and DI insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the benefit of variable annuity contractholders and variable life insurance policyholders, who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the risks associated with non-traditional and traditional long-duration products. Reserves for non-traditional long-duration products include the liabilities related to guaranteed benefit provisions added to variable annuity contracts, variable and fixed annuity contracts and UL and VUL policies and the embedded derivatives related to variable annuity contracts and IUL insurance. Reserves for traditional long-duration products are established to provide adequately for future benefits and expenses for term life, whole life, DI and LTC insurance products.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for variable annuities and IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or

RiverSource Life Insurance Co. of New York

secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 11 for information regarding the liability for contracts with secondary guarantees.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a guaranteed minimum income benefit (“GMIB”) guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, unless the Company’s management identifies a significant deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

See Note 11 for information regarding variable annuity guarantees.

Liabilities for fixed annuities in a benefit or payout status utilize assumptions established as of the date the payout phase is initiated. The liabilities are based on future estimated payments using established industry mortality tables with modifications based on the Company’s experience, discounted with interest rates.

Embedded Derivatives

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions and IUL fluctuate based on equity, interest rate and credit markets and the estimate of the Company’s nonperformance risk, which can cause these embedded derivatives to be either an asset or a liability. See Note 12 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies.

Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These unpaid amounts are calculated using anticipated claim continuance rates based on established industry tables, adjusted as appropriate for the Company’s experience. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life and DI insurance policies are based on the net level premium and LTC policies are based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

RiverSource Life Insurance Co. of New York

For term life, whole life, DI and LTC policies, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests using best estimate assumptions without provisions for adverse deviation annually in the third quarter of each year unless management identifies a material deviation over the course of quarterly monitoring. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a charge to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions as of the date of the loss recognition are locked in and used in subsequent periods. The assumptions for LTC insurance products are management’s best estimate as of the date of loss recognition and thus no longer provide for adverse deviations in experience.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using EGPs, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 18 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income. See Note 18 for further discussion on the enactment of the legislation commonly referred to as the Tax Cuts and Jobs Act (“Tax Act”) and the impact to the Company’s provision for income taxes for the year ended December 31, 2017.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

RiverSource Life Insurance Co. of New York

Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Revenue from Contracts with Customers

In May 2014, the Financial Accounting Standards Board (“FASB”) updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract and requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenues and cash flows arising from contracts with customers. The standard was effective for interim and annual periods beginning after December 15, 2017. The standard was permitted to be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company adopted the revenue recognition guidance on a retrospective basis on January 1, 2018. The update does not apply to revenue associated with the manufacturing of insurance and annuity products or financial instruments as these revenues are in the scope of other standards. Therefore, the update did not have an impact on these revenues. The Company’s implementation efforts included the identification of revenue within the guidance and the review of the customer contracts to determine the Company’s performance obligation and the associated timing of each performance obligation. The adoption of the standard resulted in the reclassification of certain revenues within total revenues. See Note 4 for new disclosures on revenue from contracts with customers.

Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB updated the accounting standards on the recognition and measurement of financial instruments. The update requires entities to carry marketable equity securities, excluding investments in securities that qualify for the equity method of accounting, at fair value with changes in fair value reflected in net income each reporting period. The update affects other aspects of accounting for equity instruments, as well as the accounting for financial liabilities utilizing the fair value option. The update eliminates the requirement to disclose the methods and assumptions used to estimate the fair value of financial assets or liabilities held at cost on the balance sheet and requires entities to use the exit price notion when measuring the fair value of these financial instruments. The standard was effective for interim and annual periods beginning after December 15, 2017. The Company adopted the standard on January 1, 2018 using a modified retrospective approach. The adoption of the standard did not impact the Company’s financial condition or results of operations.

Fair Value Measurement — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the FASB updated the accounting standards related to disclosures for fair value measurements. The update eliminates the following disclosures: 1) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, 2) the policy of timing of transfers between levels of the fair value hierarchy, and 3) the valuation processes for Level 3 fair value measurements. The new disclosures include changes in unrealized gains and losses for the period included in OCI for recurring Level 3 fair value measurements of instruments held at the end of the reporting period and the range and weighted average used to develop significant unobservable inputs and how the weighted average was calculated. The new disclosures are required on a prospective basis; all other provisions should be applied retrospectively. The update is effective for interim and annual periods beginning after December 15, 2019. Early adoption is permitted for the entire standard or only the provisions to eliminate or modify disclosure requirements. The Company early adopted the provisions of the standard to eliminate or modify disclosure requirements in the fourth quarter of 2018. The update does not have an impact on the Company’s financial condition or results of operations.

Future Adoption of New Accounting Standards

Leases — Recognition of Lease Assets and Liabilities on Balance Sheet

In February 2016, the FASB updated the accounting standards for leases. The update was issued to increase transparency and comparability for the accounting of lease transactions. The standard will require most lease transactions for lessees to be recorded on the balance sheet as lease assets and lease liabilities and both quantitative and qualitative disclosures about leasing arrangements. The standard is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted. Entities may elect to adopt the standard using a modified retrospective approach at either the beginning of the earliest period presented or as of the date of adoption. The Company adopted the standard using a modified retrospective approach as of January 1, 2019. The Company also elected the package of practical expedients permitted under the transition guidance within the accounting standard that allows entities to carryforward their historical lease classification and to not reassess contracts for embedded leases among other things. The adoption did not have a material impact on the Company’s financial condition or results of operations.

RiverSource Life Insurance Co. of New York

Income Statement — Reporting Comprehensive Income — Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income

In February 2018, the FASB updated the accounting standards related to the presentation of tax effects stranded in AOCI. The update allows a reclassification from AOCI to retained earnings for tax effects stranded in AOCI resulting from the Tax Act. The update is optional and entities may elect not to reclassify the stranded tax effects. The update is effective for fiscal years beginning after December 15, 2018. Entities may elect to record the impacts either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act is recognized. Early adoption is permitted in any period. The Company adopted the standard on January 1, 2019 and elected not to reclassify the stranded tax effects in AOCI. The stranded effects are released from AOCI when an entire portfolio of the type of item related to the stranded effect is liquidated, sold or extinguished (i.e., portfolio approach). As such, the update did not have an impact on the Company’s financial condition and results of operations.

Derivatives and Hedging — Targeted Improvements to Accounting for Hedging Activities

In August 2017, the FASB updated the accounting standards to amend the hedge accounting recognition and presentation requirements. The objectives of the update are to better align the financial reporting of hedging relationships to the economic results of an entity’s risk management activities and simplify the application of the hedge accounting guidance. The update also adds new disclosures and amends existing disclosure requirements. The standard is effective for interim and annual periods beginning after December 15, 2018, and should be applied on a modified retrospective basis. The Company adopted the standard on January 1, 2019. The adoption did not impact the Company’s financial condition or results of operations.

Receivables — Nonrefundable Fees and Other Costs — Premium Amortization on Purchased Callable Debt Securities

In March 2017, the FASB updated the accounting standards to shorten the amortization period for certain purchased callable debt securities held at a premium. Under current guidance, premiums are generally amortized over the contractual life of the security. The amendments require the premium to be amortized to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The standard is effective for interim and annual periods beginning after December 15, 2018, and should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Company adopted the standard on January 1, 2019. The adoption did not have a material impact on the Company’s financial condition or results of operations.

Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts

In August 2018, the FASB updated the accounting standard related to long-duration insurance contracts. The guidance revises key elements of the measurement models and disclosure requirements for long-duration insurance contracts issued by insurers and reinsurers.

The guidance establishes a significant new category of benefit features called market risk benefits that protect the contract holder from other-than-nominal capital market risk and expose the insurer to that risk. Insurers will have to measure market risk benefits at fair value. Market risk benefits include variable annuity guaranteed benefits (i.e. guaranteed minimum death, withdrawal, withdrawal for life, accumulation and income benefits). The portion of the change in fair value attributable to a change in the instrument-specific credit risk of market risk benefits in a liability position will be recorded in OCI.

Significant changes also relate to the measurement of the liability for future policy benefits for nonparticipating traditional long-duration insurance contracts and immediate annuities with a life contingent feature include the following:

•

Insurers will be required to review and update the cash flow assumptions used to measure the liability for future policy benefits rather than using assumptions locked in at contract inception. The review of assumptions to measure the liability for all future policy benefits will be required annually at the same time each year, or more frequently if suggested by experience. The effect of updating assumptions will be measured on a retrospective catch-up basis and presented separate from the ongoing policyholder benefit expense in the statement of operations in the period the update is made. This new unlocking process will be required for the Company’s term and whole life insurance, DI and LTC insurance and immediate annuities with a life contingent feature.

•

The discount rate used to measure the liability for future policy benefits will be standardized. The current requirement to use a discount rate reflecting expected investment yields will change to an upper-medium grade (low credit risk) fixed income corporate instrument yield (generally interpreted as an “A” rating) reflecting the duration characteristics of the liability. Entities will be required to update the discount rate at each reporting date with the effect of discount rate changes reflected in OCI.

•

The current premium deficiency test is being replaced with a net premium ratio cap of 100%. If the net premium ratio (i.e. the ratio of the present value of total expected benefits and related expenses to the present value of total expected premiums) exceeds 100%, insurers are required to recognize a loss in the statement of operations in the period. Contracts from different issue years will no longer be permitted to be grouped to determine contracts in a loss position.

RiverSource Life Insurance Co. of New York

In addition, the update requires DAC and DSIC relating to all long-duration contracts and most investment contracts to be amortized on a straight-line basis over the expected life of the contract independent of profit emergence. Under the new guidance, interest will not accrue to the deferred balance and DAC and DSIC will not be subject to an impairment test.

The update requires significant additional disclosures, including disaggregated rollforwards of the liability for future policy benefits, policyholder account balances, market risk benefits, DAC and DSIC, as well as qualitative and quantitative information about expected cash flows, estimates and assumptions. The update is effective for interim and annual periods beginning after December 15, 2020. The standard should be applied to the liability for future policy benefits and DAC and DSIC on a modified retrospective basis and applied to market risk benefits on a retrospective basis with the option to apply full retrospective transition if certain criteria are met. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its financial condition, results of operations and disclosures.

Intangibles — Goodwill and Other — Internal-Use Software — Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract

In August 2018, the FASB updated the accounting standards related to customer’s accounting for implementation costs incurred in a cloud computing arrangement (“CCA”) that is a service contract. The update requires implementation costs for a CCA to be evaluated for capitalization using the same approach as implementation costs associated with internal-use software. The update also addresses presentation, measurement and impairment of capitalized implementation costs in a CCA that is a service contract. The update requires new disclosures on the nature of hosting arrangements that are service contracts, significant judgements made when applying the guidance and quantitative disclosures, including amounts capitalized, amortized and impaired. The update is effective for interim and annual periods beginning after December 15, 2019, and can be applied either prospectively or retrospectively. Early adoption is permitted. The update is not expected to have a material impact on the Company’s financial condition or results of operations.

Financial Instruments — Credit Losses — Measurement of Credit Losses on Financial Instruments

In June 2016, the FASB updated the accounting standards related to accounting for credit losses on certain types of financial instruments. The update replaces the current incurred loss model for estimating credit losses with a new model that requires an entity to estimate the credit losses expected over the life of the asset. Generally, the initial estimate of the expected credit losses and subsequent changes in the estimate will be reported in current period earnings and recorded through an allowance for credit losses on the balance sheet. The current credit loss model for Available-for-Sale debt securities does not change; however, the credit loss calculation and subsequent recoveries are required to be recorded through an allowance. The standard is effective for interim and annual periods beginning after December 15, 2019. Early adoption will be permitted for interim and annual periods beginning after December 15, 2018. A modified retrospective cumulative adjustment to retained earnings should be recorded as of the first reporting period in which the guidance is effective for loans, receivables, and other financial instruments subject to the new expected credit loss model. Prospective adoption is required for establishing an allowance related to Available-for-Sale debt securities, certain beneficial interests, and financial assets purchased with a more-than-insignificant amount of credit deterioration since origination. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

4.  REVENUE FROM CONTRACTS WITH CUSTOMERS

On January 1, 2018, the Company adopted the new accounting standard for revenue from contracts with customers on a retrospective basis.

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Statements of Income. Revenues related to manufacturing of insurance and annuity products or financial instruments are

RiverSource Life Insurance Co. of New York

not in the scope of this standard and are included in the table below under the heading Revenue from other sources. See Note 3 for additional information on the adoption of the new accounting standard.

	Years Ended December 31,
(in thousands)	2018	2017	2016
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$9,976	$9,800	$9,275
Unaffiliated	786	812	803
Total	10,762	10,612	10,078
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	2,527	2,462	2,353
Unaffiliated	1,199	1,225	1,304
	3,726	3,687	3,657
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”) and Columbia Wanger Asset Management, LLC)	19,601	18,963	18,383
Unaffiliated	171	181	144
	19,772	19,144	18,527
Total	23,498	22,831	22,184
Total revenue from contracts with customers	34,260	33,443	32,262
Revenue from other sources(1)	213,571	211,294	214,822
Total revenues	$247,831	$244,737	$247,084

(1)	Revenues not included in the scope of the revenue from contracts with customers standard.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and contract charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other revenues

Administrative fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFSI, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $2.8 million and $3.1 million as of December 31, 2018 and 2017, respectively.

RiverSource Life Insurance Co. of New York

5.  VARIABLE INTEREST ENTITIES

The Company invests in structured investments which are considered variable interest entities for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its amortized cost. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 6 for additional information on these structured investments.

6.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2018
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Corporate debt securities	$994,238	$39,735	$(17,207)	$1,016,766	$2
Residential mortgage backed securities	192,137	1,521	(3,356)	190,302	—
Commercial mortgage backed securities	297,080	819	(8,359)	289,540	—
State and municipal obligations	124,942	18,511	(242)	143,211	—
Asset backed securities	48,509	1,550	(233)	49,826	—
Foreign government bonds and obligations	2,327	242	(14)	2,555	—
U.S. government and agency obligations	250	—	(1)	249	—
Total	$1,659,483	$62,378	$(29,412)	$1,692,449	$2

	December 31, 2017
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Corporate debt securities	$1,053,836	$77,636	$(1,970)	$1,129,502	$2
Residential mortgage backed securities	192,827	3,206	(1,422)	194,611	—
Commercial mortgage backed securities	281,713	2,975	(2,875)	281,813	—
State and municipal obligations	121,555	23,905	(131)	145,329	—
Asset backed securities	51,415	1,622	(90)	52,947	—
Foreign government bonds and obligations	2,405	387	(1)	2,791	—
U.S. government and agency obligations	250	—	—	250	—
Total	$1,704,001	$109,731	$(6,489)	$1,807,243	$2

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2018 and 2017, investment securities with a fair value of $74.8 million and $44.9 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $35.7 million and $22.2 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of December 31, 2018 and 2017, fixed maturity securities comprised approximately 89% and 90%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2018 and 2017, approximately $85.8 million and $106.1 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

RiverSource Life Insurance Co. of New York

A summary of fixed maturity securities by rating was as follows:

	December 31, 2018			December 31, 2017
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$499,675	$489,929	29%	$480,751	$482,335	27%
AA	82,837	97,519	6	92,839	114,135	6
A	228,798	249,267	15	296,099	331,093	18
BBB	790,976	801,038	47	765,947	809,787	45
Below investment grade	57,197	54,696	3	68,365	69,893	4
Total fixed maturities	$1,659,483	$1,692,449	100%	$1,704,001	$1,807,243	100%

As of December 31, 2018 and 2017, approximately 40% and 39%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity as of both December 31, 2018 and 2017.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2018
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	172	$445,249	$(10,422)	56	$138,422	$(6,785)	228	$583,671	$(17,207)
Residential mortgage backed securities	16	50,852	(576)	20	70,846	(2,780)	36	121,698	(3,356)
Commercial mortgage backed securities	39	108,449	(2,222)	49	125,810	(6,137)	88	234,259	(8,359)
State and municipal obligations	4	10,275	(60)	5	9,168	(182)	9	19,443	(242)
Asset backed securities	4	15,975	(146)	5	12,280	(87)	9	28,255	(233)
Foreign government bonds and obligations	1	96	(14)	—	—	—	1	96	(14)
U.S. government and agency obligations	1	249	(1)	—	—	—	1	249	(1)
Total	237	$631,145	$(13,441)	135	$356,526	$(15,971)	372	$987,671	$(29,412)

	December 31, 2017
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	49	$125,339	$(580)	19	$33,891	$(1,390)	68	$159,230	$(1,970)
Residential mortgage backed securities	11	42,991	(297)	9	42,099	(1,125)	20	85,090	(1,422)
Commercial mortgage backed securities	28	71,576	(640)	24	61,937	(2,235)	52	133,513	(2,875)
State and municipal obligations	4	4,839	(11)	1	4,380	(120)	5	9,219	(131)
Asset backed securities	7	16,846	(48)	2	2,345	(42)	9	19,191	(90)
Foreign government bonds and obligations	—	—	—	1	110	(1)	1	110	(1)
U.S. government and agency obligations	—	—	—	1	250	—	1	250	—
Total	99	$261,591	$(1,576)	57	$145,012	$(4,913)	156	$406,603	$(6,489)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities is attributable to a rise in interest rates as well as wider credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in OCI:

	Years Ended December 31,
(in thousands)	2018	2017	2016
Beginning balance	$—	$721	$1,564
Credit losses for which an other-than-temporary impairment was previously recognized	—	—	20
Reductions for securities sold during the period (realized)	—	(721)	(863)
Ending balance	$—	$—	$721

RiverSource Life Insurance Co. of New York

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in thousands)	2018	2017	2016
Gross realized investment gains	$965	$2,966	$2,624
Gross realized investment losses	(399)	(86)	(1,429)
Other-than-temporary impairments	—	—	(20)
Total	$566	$2,880	$1,175

Other-than-temporary impairments for the year ended December 31, 2016 primarily related to credit losses on corporate debt securities and non-agency residential mortgage backed securities.

See Note 17 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2018 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$148,561	$149,003
Due after one year through five years	429,911	425,975
Due after five years through 10 years	298,397	295,673
Due after 10 years	244,888	292,130
	1,121,757	1,162,781
Residential mortgage backed securities	192,137	190,302
Commercial mortgage backed securities	297,080	289,540
Asset backed securities	48,509	49,826
Total	$1,659,483	$1,692,449

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of net investment income:

	Years Ended December 31,
(in thousands)	2018	2017	2016
Fixed maturities	$69,923	$72,714	$76,949
Commercial mortgage loans	7,039	6,387	6,452
Policy loans and other investments	3,412	2,705	2,388
	80,374	81,806	85,789
Less: investment expenses	1,828	1,896	1,957
Total	$78,546	$79,910	$83,832

7.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans and policy loans.

Allowance for Loan Losses

Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

The following table presents a rollforward of the allowance for loan losses for commercial mortgage loans for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
(in thousands)	2018	2017	2016
Beginning balance	$2,038	$2,038	$2,038
Charge-offs	—	—	—
Ending balance	$2,038	$2,038	$2,038

Collectively evaluated for impairment	$2,038	$2,038	$2,038

RiverSource Life Insurance Co. of New York

The recorded investment in financing receivables by impairment method for commercial mortgage loans was as follows:

	December 31,
(in thousands)	2018	2017
Individually evaluated for impairment	$—	$883
Collectively evaluated for impairment	156,995	150,520
Total	$156,995	$151,403

Credit Quality Information

All loans were considered to be performing as of both December 31, 2018 and 2017.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were nil and 1% of total commercial mortgage loans as of December 31, 2018 and 2017, respectively. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
	(in thousands)
Pacific	$41,492	$40,403	26%	27%
South Atlantic	31,023	35,229	20	23
Middle Atlantic	22,115	17,929	14	12
Mountain	19,665	17,250	13	11
West North Central	15,451	16,204	10	11
East North Central	11,697	9,229	7	6
East South Central	6,265	7,704	4	5
West South Central	7,973	5,883	5	4
New England	1,314	1,572	1	1

	156,995	151,403	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$154,957	$149,365

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
	(in thousands)
Retail	$38,402	$43,650	24%	29%
Apartments	52,219	41,499	33	27
Industrial	33,902	32,519	22	22
Office	21,283	20,979	14	14
Mixed use	4,014	3,202	3	2
Other	7,175	9,554	4	6

	156,995	151,403	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$154,957	$149,365

8.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management updated market-related inputs and implemented model changes related to the living benefit valuation. In addition, management conducted its annual review of life insurance and annuity valuation assumptions relative to current experience and management expectations including modeling changes. These aforementioned changes are collectively referred to as unlocking. The impact of unlocking to DAC for the year ended December 31, 2018 primarily reflected updated mortality assumptions on UL and VUL insurance products and lower surrender rate assumptions on variable annuities,

RiverSource Life Insurance Co. of New York

partially offset by an unfavorable impact from updates to assumptions on utilization of guaranteed withdrawal benefits. The impact of unlocking to DAC for the year ended December 31, 2017 primarily reflected improved persistency and mortality on UL and VUL insurance products and a correction related to a variable annuity model assumption partially offset by updates to market-related inputs to the living benefit valuation. The impact of unlocking to DAC for the year ended December 31, 2016 primarily reflected low interest rates that more than offset benefits from persistency on annuity contracts without living benefits. In addition, the Company’s review of its closed LTC business in 2016 resulted in loss recognition due to low interest rates and higher morbidity.

The balances of and changes in DAC were as follows:

(in thousands)	2018	2017	2016
Balance at January 1	$165,465	$161,813	$160,845
Capitalization of acquisition costs	20,224	18,160	18,503 (1)
Amortization, excluding the impact of valuation assumptions review	(16,747)	(14,002)	(14,565)
Amortization, impact of valuation assumptions review	2,068	309	(1,145)
Impact of change in net unrealized (gains) losses on securities	6,186	(815)	(1,825)
Balance at December 31	$177,196	$165,465	$161,813

(1)

Includes a $1.9 million benefit for the release of the deferred reinsurance liability in connection with the loss recognition on LTC business. The benefit was reported in other insurance and operating expenses on the Statements of Income.

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in thousands)	2018	2017	2016
Balance at January 1	$13,028	$14,492	$15,973
Capitalization of sales inducement costs	147	255	305
Amortization, excluding the impact of valuation assumptions review	(2,136)	(2,080)	(2,035)
Amortization, impact of valuation assumptions review	(29)	19	400
Impact of change in net unrealized (gains) losses on securities	1,056	342	(151)
Balance at December 31	$12,066	$13,028	$14,492

9.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual UL and VUL insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk. This reinsurance arrangement applies for 1996 and later issues only. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2010. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of both December 31, 2018 and 2017, traditional life and UL insurance policies in force were $11.5 billion, of which $8.1 billion and $8.0 billion as of December 31, 2018 and 2017, respectively, were reinsured at the respective year ends.

RiverSource Life Insurance Co. of New York

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2018	2017	2016
Direct premiums	$31,392	$35,307	$33,414
Reinsurance ceded	(11,749)	(11,792)	(11,503)
Net premiums	$19,643	$23,515	$21,911

Policy and contract charges are presented on the Statements of Income net of $7.5 million, $6.6 million and $6.2 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2018, 2017 and 2016, respectively.

The amount of claims recovered through reinsurance on all contracts was $12.0 million, $12.4 million and $16.0 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Reinsurance recoverables include approximately $129.7 million and $108.0 million related to LTC risk ceded to Genworth as of December 31, 2018 and 2017, respectively.

Policyholder account balances, future policy benefits and claims include $1.8 million and $2.0 million related to previously assumed reinsurance arrangements as of December 31, 2018 and 2017, respectively.

10.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2018	2017
Policyholder account balances
Fixed annuities(1)	$841,716	$872,166
Variable annuity fixed sub-accounts	258,617	263,980
UL/VUL insurance	189,577	190,594
IUL insurance	87,791	64,847
Other life insurance	33,605	34,384
Total policyholder account balances	1,411,306	1,425,971
Future policy benefits
Variable annuity GMWB	25,740	7,117
Variable annuity GMAB(2)	(1,895)	(7,241)
Other annuity liabilities	1,050	4,766
Fixed annuity life contingent liabilities	86,453	89,886
Life and DI insurance	72,104	71,851
LTC insurance	315,653	286,622
UL/VUL and other life insurance additional liabilities	48,873	44,407
Total future policy benefits	547,978	497,408
Policy claims and other policyholders’ funds	8,221	9,389
Total policyholder account balances, future policy benefits and claims	$1,967,505	$1,932,768

(1)	Includes fixed deferred annuities and non-life contingent fixed payout annuities.
(2)	Includes the fair value of GMAB embedded derivatives that was a net asset as of both December 31, 2018 and 2017 reported as a contra liability.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 2.71% to 9.38% as of December 31, 2018, depending on year of issue, with an average rate of approximately 4.03%. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB and GMDB provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 11 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge

RiverSource Life Insurance Co. of New York

its risk under the GMDB and GMIB provisions. See Note 12 and Note 16 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities

UL/VUL is the largest group of insurance policies written by the Company. Purchasers of UL accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a universal life policy that includes an indexed account. The rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500® Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and the MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. See Note 16 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims and unpaid reported claims.

The liability for estimates of benefits that will become payable on future claims on term life, whole life and DI policies is based on the net level premium and LTC policies is based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include the anticipated interest rates earned on assets supporting the liability. Anticipated interest rates for term and whole life ranged from 3% to 10% as of December 31, 2018. Anticipated interest rates for DI policies ranged from 4% to 7.5% as of December 31, 2018 and for LTC policies ranged from 5.9% to 6.8% as of December 31, 2018.

The liability for unpaid reported claims on DI and LTC policies includes an estimate of the present value of obligations for continuing benefit payments. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts and were 4.5% and 6.2% for DI and LTC claims, respectively, as of December 31, 2018.

Portions of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2018	2017
Variable annuity	$3,868,048	$4,324,729
VUL insurance	378,190	431,262
Other insurance	725	778
Total	$4,246,963	$4,756,769

11.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

RiverSource Life Insurance Co. of New York

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2018				December 31, 2017
Variable Annuity Guarantees by Benefit Type(1) (in thousands, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$3,062,415	$2,978,772	$25,255	67	$3,340,210	$3,251,444	$367	66
Five/six-year reset	431,207	272,207	3,218	67	492,753	334,042	947	66
One-year ratchet	449,365	436,044	33,558	69	525,859	512,295	409	69
Five-year ratchet	154,088	150,031	3,816	67	190,808	186,691	83	66
Total — GMDB	$4,097,075	$3,837,054	$65,847	67	$4,549,630	$4,284,472	$1,806	66
GMIB	$11,458	$10,130	$157	69	$13,205	$12,210	$23	68
GMWB:
GMWB	$120,998	$120,625	$79	72	$157,478	$156,950	$5	71
GMWB for life	2,320,185	2,314,817	1,979	68	2,507,268	2,495,903	93	67
Total — GMWB	$2,441,183	$2,435,442	$2,058	68	$2,664,746	$2,652,853	$98	67
GMAB	$214,259	$214,006	$2,745	60	$258,510	$258,497	$11	59

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2018		December 31, 2017
(in thousands, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$454	66	$438	65

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder account balance.

RiverSource Life Insurance Co. of New York

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2016	$712	$383	$45,907	$(237)	$23,816
Incurred claims	275	8	(7,103)	(1,848)	8,949
Paid claims	(316)	—	—	—	(2,896)
Balance at December 31, 2016	671	391	38,804	(2,085)	29,869
Incurred claims	123	88	(31,687)	(5,156)	5,282
Paid claims	(2)	(200)	—	—	(478)
Balance at December 31, 2017	792	279	7,117	(7,241)	34,673
Incurred claims	154	27	18,623	5,356	12,164
Paid claims	(130)	—	—	(10)	(2,152)
Balance at December 31, 2018	$816	$306	$25,740	$(1,895)	$44,685

(1)	The incurred claims for GMWB and GMAB include the change in the fair value of the liabilities (contra liabilities) less paid claims.

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2018	2017
Mutual funds:
Equity	$2,258,196	$2,602,746
Bond	1,253,246	1,390,842
Other	337,842	306,879
Total mutual funds	$3,849,284	$4,300,467

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2018, 2017 and 2016.

12.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Co. of New York

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2018
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$907,943	$108,823	$1,016,766
Residential mortgage backed securities	—	190,252	50	190,302
Commercial mortgage backed securities	—	289,540	—	289,540
State and municipal obligations	—	143,211	—	143,211
Asset backed securities	—	49,826	—	49,826
Foreign government bonds and obligations	—	2,555	—	2,555
U.S. government and agency obligations	249	—	—	249
Total Available-for-Sale securities	249	1,583,327	108,873	1,692,449
Cash equivalents	—	131,454	—	131,454
Other assets:
Interest rate derivative contracts	—	27,177	—	27,177
Equity derivative contracts	67	41,618	—	41,685
Foreign exchange derivative contracts	—	1,582	—	1,582
Total other assets	67	70,377	—	70,444
Separate account assets at net asset value (“NAV”)				4,246,963	(1)
Total assets at fair value	$316	$1,785,158	$108,873	$6,141,310

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$31,504	$31,504
GMWB and GMAB embedded derivatives	—	—	9,642	9,642	(2)
Total policyholder account balances, future policy benefits and claims	—	—	41,146	41,146	(3)
Other liabilities:
Interest rate derivative contracts	—	12,979	—	12,979
Equity derivative contracts	2,668	50,399	—	53,067
Foreign exchange derivative contracts	130	517	—	647
Total other liabilities	2,798	63,895	—	66,693
Total liabilities at fair value	$2,798	$63,895	$41,146	$107,839

RiverSource Life Insurance Co. of New York

	December 31, 2017
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$1,002,822	$126,680	$1,129,502
Residential mortgage backed securities	—	194,402	209	194,611
Commercial mortgage backed securities	—	281,813	—	281,813
State and municipal obligations	—	145,329	—	145,329
Asset backed securities	—	52,947	—	52,947
Foreign government bonds and obligations	—	2,791	—	2,791
U.S. government and agency obligations	250	—	—	250
Total Available-for-Sale securities	250	1,680,104	126,889	1,807,243
Cash equivalents	—	61,085	—	61,085
Other assets:
Interest rate derivative contracts	—	21,685	—	21,685
Equity derivative contracts	6,252	74,511	—	80,763
Foreign exchange derivative contracts	20	866	—	886
Total other assets	6,272	97,062	—	103,334
Separate account assets at NAV				4,756,769	(1)
Total assets at fair value	$6,522	$1,838,251	$126,889	$6,728,431

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$26,582	$26,582
GMWB and GMAB embedded derivatives	—	—	(12,085)	(12,085	)(4)
Total policyholder account balances, future policy benefits and claims	—	—	14,497	14,497	(5)
Other liabilities:
Interest rate derivative contracts	—	3,705	—	3,705
Equity derivative contracts	1,341	92,773	—	94,114
Foreign exchange derivative contracts	7	704	—	711
Total other liabilities	1,348	97,182	—	98,530
Total liabilities at fair value	$1,348	$97,182	$14,497	$113,027

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(2)

The fair value of the GMWB and GMAB embedded derivatives included $30.0 million of individual contracts in a liability position and $20.4 million of individual contracts in an asset position as of December 31, 2018.

(3)	The Company’s adjustment for nonperformance risk resulted in a $(37.7) million cumulative increase (decrease) to the embedded derivatives as of December 31, 2018.
(4)

The fair value of the GMWB and GMAB embedded derivatives included $20.3 million of individual contracts in a liability position and $32.4 million of individual contracts in an asset position as of December 31, 2017.

(5)	The Company’s adjustment for nonperformance risk resulted in a $(19.9) million cumulative increase (decrease) to the embedded derivatives as of December 31, 2017.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities				Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Total		IUL Embedded Derivatives	GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2018	$126,680	$209	$126,889		$(26,582)	$12,085		$(14,497)
Total gains (losses) included in:
Net income	(105)	(1)	(106	)(1)	968 (4)	(3,023	)(5)	(2,055)
Other comprehensive income (loss)	(2,431)	4	(2,427)		—	—		—
Issues	—	—	—		(7,589)	(20,079)		(27,668)
Settlements	(15,321)	(162)	(15,483)		1,699	1,375		3,074
Transfers out of Level 3	—	—	—		—	—		—
Balance, December 31, 2018	$108,823	$50	$108,873		$(31,504)	$(9,642)		$(41,146)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2018	$(13)	$(1)	$(14	)(1)	$968 (4)	$(2,071	)(5)	$(1,103)

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2017	$144,018	$348	$—	$144,366		$(18,998)		$(25,889)		$(44,887)
Total gains (losses) included in:
Net income	(39)	(1)	—	(40	)(1)	(3,131	)(4)	55,963	(5)	52,832
Other comprehensive income (loss)	(610)	4	—	(606)		—		—		—
Purchases	11,014	—	3,151	14,165		—		—		—
Issues	—	—	—	—		(5,875)		(18,803)		(24,678)
Settlements	(27,703)	(142)	—	(27,845)		1,422		814		2,236
Transfers out of Level 3	—	—	(3,151)	(3,151)		—		—		—
Balance, December 31, 2017	$126,680	$209	$—	$126,889		$(26,582)		$12,085		$(14,497)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2017	$(17)	$(1)	$—	$(18	)(1)	$(3,131	)(4)	$55,439	(5)	$52,308

	Available-for-Sale Securities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2016	$148,163	$546	$6,026	$154,735		$(14,287)		$(40,343)	$(54,630)
Total gains (losses) included in:
Net income	(13)	(2)	(1)	(16	)(2)	(681	)(4)	31,132 (5)	30,451
Other comprehensive income (loss)	424	9	90	523		—		—	—
Purchases	6,147	—	—	6,147		—		—	—
Issues	—	—	—	—		(5,299)		(17,276)	(22,575)
Settlements	(10,703)	(205)	—	(10,908)		1,269		598	1,867
Transfers out of Level 3	—	—	(6,115)	(6,115)		—		—	—
Balance, December 31, 2016	$144,018	$348	$—	$144,366		$(18,998)		$(25,889)	$(44,887)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2016	$(10)	$(2)	$—	$(12	)(3)	$(681	)(4)	$27,745 (5)	$27,064

(1)	Included in net investment income in the Statements of Income.
(2)	Represents a $12 million loss included in net investment income and a $4 million loss included in net realized gains (losses) in the Statements of Income.
(3)	Represents an $8 million loss included in net investment income and a $4 million loss included in net realized gains (losses) in the Statements of Income.
(4)	Included in interest credited to fixed accounts in the Statements of Income.
(5)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $15.2 million, $(3.5) million and $4.5 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2018, 2017 and 2016, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2018
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$108,791	Discounted cash flow	Yield/spread to U.S. Treasuries	1.0%	–	3.6%	1.5%
IUL embedded derivatives	$31,504	Discounted cash flow	Nonperformance risk(1)	119		bps
GMWB and GMAB embedded derivatives	$9,642	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	36.0%
			Surrender rate	0.1%	–	73.4%
			Market volatility(3)	4.0%	–	16.1%
			Nonperformance risk(1)	119		bps

RiverSource Life Insurance Co. of New York

	December 31, 2017
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$126,593	Discounted cash flow	Yield/spread to U.S. Treasuries	0.7%	–	2.3%	1.1%
IUL embedded derivatives	$26,582	Discounted cash flow	Nonperformance risk(1)	71		bps
GMWB and GMAB embedded derivatives	$(12,085)	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	42.0%
			Surrender rate	0.1%	–	74.7%
			Market volatility(3)	3.7%	–	16.1%
			Nonperformance risk(1)	71		bps

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution channel and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes.

Level 3 securities primarily include certain corporate bonds and non-agency residential mortgage backed securities. The fair value of corporate bonds and non-agency residential mortgage backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price

RiverSource Life Insurance Co. of New York

movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of December 31, 2018 and 2017. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of December 31, 2018 and 2017. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

RiverSource Life Insurance Co. of New York

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value.

	December 31, 2018
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$154,957	$—	$—	$154,256	$154,256
Policy loans	49,778	—	—	47,764	47,764

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$844,758	$—	$—	$855,938	$855,938
Separate account liabilities at NAV	3,977				3,977	(1)

	December 31, 2017
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$149,365	$—	$—	$150,604	$150,604
Policy loans	48,656	—	—	46,976	46,976

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$875,278	$—	$—	$933,998	$933,998
Separate account liabilities at NAV	4,565				4,565	(1)

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

See Note 7 for additional information on mortgage loans and policy loans.

Policyholder account balances, future policy benefit and claims includes fixed annuities in deferral status, non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Separate account liabilities relate to investment contracts.

13.  RELATED PARTY TRANSACTIONS

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $26.4 million, $27.3 million and $26.8 million for the years ended December 31, 2018, 2017 and 2016, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2018, 2017 and 2016, the Company paid cash dividends or distributions of $48.0 million, $50.0 million and $50.0 million, respectively, to RiverSource Life. For dividend or other distributions from the Company, advance notification was provided to the New York Department prior to payments. See Note 14 for additional information.

The Company’s taxable income and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due from Ameriprise Financial for federal income taxes was $2.5 million and $1.5 million as of December 31, 2018 and 2017, respectively.

The Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed the lesser of $25 million or 3% of the Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2018 and 2017.

14.  STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative

RiverSource Life Insurance Co. of New York

rules. The State of New York has adopted the NAIC Accounting Practices and Procedures Manual as its prescribed basis of statutory accounting principles. In addition, New York has prescribed certain reserve requirements that differ from those required under NAIC statutory accounting principles. As of December 31, 2018 and 2017, application of these New York prescribed practices which deviate from the NAIC requirements resulted in a decrease to the Company’s statutory surplus of $42.7 million and $15.0 million, respectively. The Company’s RBC would not have triggered a regulatory event without the application of these prescribed practices.

The more significant differences between NAIC statutory accounting principles and GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends or distributions and those dividends or distributions exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends or distributions in a calendar year which exceed the greater of (i) 10% of statutory surplus as of the immediately preceding year-end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the immediately preceding year-end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain from operations was $43.9 million, $48.6 million and $64.2 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Comparisons of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

Net Income

	Years Ended December 31,
(in thousands)	2018	2017	2016

Net income, per accompanying GAAP financial statements	$51,919	$67,672	$43,972
Net income, SAP basis(1)	31,206	1,741	30,696
Difference	$20,713	$65,931	$13,276

(1)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Shareholder’s Equity

	December 31,
(in thousands)	2018	2017

Shareholder’s equity, per accompanying GAAP financial statements	$403,977	$441,051
Capital and surplus, SAP basis(1)	264,895	269,102
Difference	$139,082	$171,949

(1)	Includes unassigned surplus of $156.0 million and $160.2 million as of December 31, 2018 and 2017, respectively.

As of December 31, 2018 and 2017, bonds carried at $249 thousand and $250 thousand, respectively, were on deposit with the State of New York as required by law.

15.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

RiverSource Life Insurance Co. of New York

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2018
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$67,827	$—	$67,827	$(33,932)	$(32,777)	$—	$1,118
OTC cleared	2,550	—	2,550	(1,681)	—	—	869
Exchange-traded	67	—	67	(67)	—	—	—
Total derivatives	$70,444	$—	$70,444	$(35,680)	$(32,777)	$—	$1,987

	December 31, 2017
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$101,453	$—	$101,453	$(70,050)	$(27,900)	$—	$3,503
OTC cleared	1,765	—	1,765	(1,259)	—	—	506
Exchange-traded	116	—	116	(66)	—	—	50
Total derivatives	$103,334	$—	$103,334	$(71,375)	$(27,900)	$—	$4,059

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2018
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$62,214	$—	$62,214	$(33,932)	$—	$(28,282)	$—
OTC cleared	1,681	—	1,681	(1,681)	—	—	—
Exchange-traded	2,798	—	2,798	(67)	—	—	2,731
Total derivatives	$66,693	$—	$66,693	$(35,680)	$—	$(28,282)	$2,731

	December 31, 2017
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$97,205	$—	$97,205	$(70,050)	$(1,043)	$(23,253)	$2,859
OTC cleared	1,259	—	1,259	(1,259)	—	—	—
Exchange-traded	66	—	66	(66)	—	—	—
Total derivatives	$98,530	$—	$98,530	$(71,375)	$(1,043)	$(23,253)	$2,859

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values

RiverSource Life Insurance Co. of New York

regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in other assets and other liabilities. Cash collateral pledged by the Company is reflected in other assets and cash collateral accepted by the Company is reflected in other liabilities. See Note 16 for additional disclosures related to the Company’s derivative instruments.

16.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 15 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

The Company uses derivatives as economic hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2018			December 31, 2017
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in thousands)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$2,967,661	$27,177	$12,979	$2,821,161	$21,685	$3,705
Equity contracts	1,575,154	41,685	53,067	2,370,910	80,763	94,114
Foreign exchange contracts	106,929	1,582	647	78,629	886	711
Total non-designated hedges	4,649,744	70,444	66,693	5,270,700	103,334	98,530
Embedded derivatives
GMWB and GMAB(3)	N/A	—	9,642	N/A	—	(12,085)
IUL	N/A	—	31,504	N/A	—	26,582
Total embedded derivatives	N/A	—	41,146	N/A	—	14,497
Total derivatives	$4,649,744	$70,444	$107,839	$5,270,700	$103,334	$113,027

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Balance Sheets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Balance Sheets. The fair value of GMWB and GMAB and IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Balance Sheets.

(3)

The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2018 included $30.0 million of individual contracts in a liability position and $20.4 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2017 included $20.3 million of individual contracts in a liability position and $32.4 million of individual contracts in an asset position.

See Note 12 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of both December 31, 2018 and 2017, investment securities with a fair value of nil were received as collateral to meet contractual obligations under derivative contracts, of which nil may be sold, pledged or rehypothecated by the Company. As of both December 31, 2018 and 2017, the Company had sold, pledged, or rehypothecated nil of these securities. In addition, as of both December 31, 2018 and 2017, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

RiverSource Life Insurance Co. of New York

Derivatives Not Designated as Hedges

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2018
Interest rate contracts	$—	$(17,045)
Equity contracts	(2,092)	16,665
Foreign exchange contracts	—	1,612
GMWB and GMAB embedded derivatives	—	(21,738)
IUL embedded derivatives	2,667	—
Total gain (loss)	575	(20,506)
Year Ended December 31, 2017
Interest rate contracts	—	2,256
Equity contracts	2,754	(49,205)
Foreign exchange contracts	—	(3,256)
GMWB and GMAB embedded derivatives	—	37,974
IUL embedded derivatives	(1,709)	—
Total gain (loss)	1,045	(12,231)
Year Ended December 31, 2016
Interest rate contracts	—	3,659
Equity contracts	737	(52,593)
Foreign exchange contracts	—	1,121
GMWB and GMAB embedded derivatives	—	14,454
IUL embedded derivatives	588	—
Total gain (loss)	$1,325	$(33,359)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using options (equity index, interest rate swaptions, etc.), swaps (interest rate, total return, etc.) and futures.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2018:

(in thousands)	Premiums Payable	Premiums Receivable
2019	$17,559	$—
2020	7,824	—
2021	16,900	—
2022	1,390	—
2023	576	—
2024-2025	503	—
Total	$44,752	$—

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of the IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings.

RiverSource Life Insurance Co. of New York

As a means of economically hedging its obligations under the provisions of this product, the Company enters into index options and futures contracts.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 15 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2018 and 2017, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $26.5 million and $26.9 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2018 and 2017 was $26.5 million and $24.3 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2018 and 2017 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil and $2.6 million, respectively.

17.  SHAREHOLDER’S EQUITY

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the amounts related to each component of unrealized gains (losses) on securities in OCI and AOCI:

(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Balance of AOCI at January 1, 2016			$28,877
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$28,318	$(9,913)	18,405
Reclassification of net (gains) losses on securities included in net income(2)	(1,175)	411	(764)
Impact of other adjustments	(19,139)	6,700	(12,439)
Total other comprehensive income (loss)	8,004	(2,802)	5,202
Balance of AOCI at December 31, 2016			34,079	(3)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	14,923	(4,333)	10,590
Reclassification of net (gains) losses on securities included in net income(2)	(2,880)	1,008	(1,872)
Impact of other adjustments	(2,735)	501	(2,234)
Total other comprehensive income (loss)	9,308	(2,824)	6,484
Balance of AOCI at December 31, 2017			40,563	(3)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	(69,710)	14,639	(55,071)
Reclassification of net (gains) on securities losses included in net income(2)	(566)	119	(447)
Impact of other adjustments	18,386	(3,861)	14,525
Total other comprehensive income (loss)	$(51,890)	$10,897	(40,993)
Balance of AOCI at December 31, 2018			$(430	)(3)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)

Includes $2 thousand, $1 thousand and $(238) thousand, respectively, of noncredit related impairments on securities and net unrealized gains (losses) on previously impaired securities as of December 31, 2018, 2017 and 2016, respectively.

RiverSource Life Insurance Co. of New York

18.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2018	2017	2016
Current income tax
Federal	$8,301	$12,562	$15,083
State	15	263	180
Total current income tax	8,316	12,825	15,263
Deferred federal income tax	(460)	6,137	(4,851)
Total income tax provision	$7,856	$18,962	$10,412

On December 22, 2017, the Tax Act was signed into law. The provision for income taxes for the year ended December 31, 2017 included a benefit of $2.3 million due to the enactment of the Tax Act. The $2.3 million benefit included a $2.2 million benefit for the remeasurement of deferred tax assets and liabilities to the Tax Act’s statutory rate of 21% and a $129 thousand benefit for the remeasurement of tax contingencies, specifically state tax contingencies and interest accrued for tax contingencies. In 2018, the Company finalized its accounting related to the Tax Act and determined no adjustments were necessary.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 21% for 2018 and 35% for 2017 and 2016 were as follows:

	Years Ended December 31,
	2018	2017	2016
Tax at U.S. statutory rate	21.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividend received deduction	(3.8)	(8.6)	(14.4)
Impact of Tax Act	—	(2.7)	—
Foreign tax credit, net of addback	(2.5)	(1.8)	(3.0)
Taxes applicable to prior years	(1.2)	—	—
Other	(0.4)	—	1.4
Income tax provision	13.1%	21.9%	19.0%

The decrease in the effective tax rate for the year ended December 31, 2018 compared to 2017 was primarily due to a lower statutory rate along with a decrease in pretax income and increased foreign tax credits offset by lower levels of dividend received deduction and a $2.3 million benefit in 2017 due to provisions of the Tax Act. The increase in the effective tax rate for the year ended December 31, 2017 compared to 2016 was primarily due to a lower dividend received deduction partially offset by a $2.3 million benefit in 2017 due to provisions of the Tax Act, including remeasurement of net deferred tax liabilities and remeasurement of tax contingencies.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2018 and 2017. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Balance Sheets, were as follows:

	December 31,
(in thousands)	2018	2017
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$35,063	$29,480
Investment related	4,377	8,727
Deferred compensation	—	652
Other	275	120
Gross deferred income tax assets	39,715	38,979
Deferred income tax liabilities
Deferred acquisition costs	27,598	26,734
Net unrealized gains on Available-for Sale securities	2,068	12,965
DSIC	2,464	2,888
Other	21	186
Gross deferred income tax liabilities	32,151	42,773
Net deferred income tax assets (liabilities)	$7,564	$(3,794)

RiverSource Life Insurance Co. of New York

Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of both December 31, 2018 and 2017.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in thousands)	2018	2017	2016
Balance at January 1	$504	$3,048	$4,325
Additions based on tax positions related to the current year	55	186	197
Additions for tax positions of prior years	14	5	1,973
Reductions for tax positions of prior years	—	(2,735)	(3,447)
Balance at December 31	$573	$504	$3,048

If recognized, approximately $180 thousand, $166 thousand and $116 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2018, 2017 and 2016, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $500 thousand to $600 thousand in the next 12 months due to Internal Revenue Service (“IRS”) settlements and state exams.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $18 thousand and a net decrease of $417 thousand and $2.2 million in interest and penalties for the years ended December 31, 2018, 2017 and 2016, respectively. As of December 31, 2018 and 2017, the Company had a payable of $32 thousand and $14 thousand, respectively, related to accrued interest and penalties.

The Company files income tax returns, as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. In the first quarter of 2018, Ameriprise Financial received cash settlements for final resolution of the 2008 through 2010 IRS audits. In the third quarter of 2018, Ameriprise Financial reached an agreement with IRS appeals to resolve the 2012 and 2013 audits. Accordingly, Ameriprise Financial’s IRS audits are effectively settled through 2013. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2014 and 2015. Ameriprise Financial’s or the Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 2009 through 2017.

19.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

As of December 31, 2018 and 2017, the Company’s funding commitments for commercial mortgage loan commitments was $692 thousand and $2.8 million, respectively.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2018, these guarantees range from 1% to 5%.

Contingencies

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in the State of New York. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

As of December 31, 2017, the Company had a $1.1 million liability for estimated guaranty fund assessments and a related $893 thousand premium tax asset associated with Executive Life Insurance Company of New York (“ELNY”). As of December 31, 2018, the Company does not expect to receive further assessments related to ELNY, so the reserve and related tax asset were reduced to nil.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any

RiverSource Life Insurance Co. of New York

of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension

Albany, NY 12203

1-800-541-2251

RiverSource Distributors, Inc. (Distributor), Member FINRA.

Issued by RiverSource Life Insurance Co. of New York, Albany, New York.

Affiliated with Ameriprise Financial Services, Inc.

© 2008-2019 RiverSource Life Insurance Company. All rights reserved.

S-6410 CF (4/19)